     As filed with the Securities and Exchange Commission on April 23, 1998
                                                       Registration No. 33-54662


================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                          --------------------------

                                   FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                          --------------------------

                        POST-EFFECTIVE AMENDMENT NO. 7

                          --------------------------

                      Penn Mutual Variable Life Account I
                             (Exact name of trust)

                    THE PENN MUTUAL LIFE INSURANCE COMPANY
                              (Name of depositor)
                               600 Dresher Road
                         Horsham, Pennsylvania  19044
         (Complete address of depositor's principal executive offices)

                          --------------------------
                               Richard F. Plush
                                Vice President
                    The Penn Mutual Life Insurance Company
                               600 Dresher Road
                          Horsham, Pennsylvania  19044
                (Name and complete address of agent for service)

                          --------------------------
                                   Copy to:
                            Richard W. Grant, Esq.
                               C. Ronald Rubley
                          Morgan, Lewis & Bockius LLP
                         Philadelphia, PA  19103-6993

                          --------------------------

     It is proposed that this filing will become effective:

               [_]   Immediately upon filing pursuant to paragraph (b) of Rule
485.
               [X]   On May 1, 1998 pursuant to paragraph (b) of Rule 485.
               [_]   60 days after filing pursuant to paragraph (a) of Rule 485.
               [_]   On (date) pursuant to paragraph (a) of Rule 485.


================================================================================

                      PENN MUTUAL VARIABLE LIFE ACCOUNT I
                    THE PENN MUTUAL LIFE INSURANCE COMPANY

               Cross Reference to Items Required by Form N-8B-2

N-8B-2 Item    Caption in Prospectus
-----------    ---------------------

1              Cover Page
2              Cover Page
3              Not applicable
4              Sale of the Policies
5              Penn Mutual Variable Life Account I
6              Penn Mutual Variable Life Account I
7              Not applicable
8              Not applicable
9              Litigation
10             Summary and Diagram of the Policy; Premiums and Allocations; Cash
               Benefits; Other Policy Benefits and Provisions; Substitution of
               Securities; Voting Rights
11             The Funds
12             The Funds
13             Charges and Deductions
14             Premiums and Allocations
15             Crediting Premiums
16             The Funds
17             Surrendering the Policy for Net Cash Surrender Value; Partial
               Surrenders; When Proceeds Are Paid
18             Penn Mutual Variable Life Account I
19             Reports to Policy Owners
20             Changes in the Policy or Benefits
21             Policy Loans
22             Not applicable
23             Not applicable
24             Not applicable
25             The Penn Mutual Life Insurance Company
26             Charges and Deductions
27             The Penn Mutual Life Insurance Company
28             The Penn Mutual Life Insurance Company; Penn Mutual Trustees and
               Officers
29             Not applicable
30             Not applicable
31             Not applicable
32             Not applicable

33             Not applicable
34             Not applicable
35             The Penn Mutual Life Insurance Company; Premiums and Allocations;
               Sale of the Policies
36             Not applicable
37             Not applicable
38             Sale of the Policies
39             Sale of the Policies
40             Sale of the Policies
41             Not applicable
42             Not applicable
43             Not applicable
44             Determining the Policy Value; The Funds
45             Not applicable
46             Determining the Policy Value; The Funds
47             Penn Mutual Variable Life Account I; The Funds
48             The Penn Mutual Life Insurance Company
49             Not applicable
50             Not applicable
51             Premiums and Allocations; Death Benefits and Changes in Specified
               Amount; Sale of the Policies
52             Substitution of Securities
53             Tax Considerations
54             Not applicable
55             Illustrations of Policy Values, Net Cash Surrender Values, Death
               Benefits and Accumulated Premiums
56             Not applicable
57             Not applicable
58             Not applicable
59             Financial Statements

                                    PART I

                      Information Required in Prospectus

PROSPECTUS -- MAY 1, 1998
FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES
--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable universal life insurance policy (the "Policy" or "Policies") offered by The Penn Mutual Life Insurance Company ("Penn Mutual"). The Policy is designed to provide lifetime insurance protection on the Insured named in the Policy and at the same time provide flexibility to vary the amount and timing of premiums and to change the amount of death benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs under a single insurance policy.

  You have the opportunity to allocate net premiums and Policy Value to one or more subaccounts of the Penn Mutual Variable Life Account I (the "Separate Account") and Penn Mutual's general account (the "Fixed Account"), within limits. The assets of each subaccount are invested in a corresponding fund (each, a "Fund," and together, the "Funds") of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, American Century Variable Portfolios, Inc., Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II or Morgan Stanley Universal Funds, Inc. Each Fund is managed by the investment adviser shown below:

FUNDS                                                 MANAGERS
------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
  Growth Equity Fund                                  Independence Capital Management, Inc. (a wholly owned
                                                       subsidiary of The Penn Mutual Life Insurance Company)
  Value Equity Fund                                   OpCap Advisors
  Small Capitalization Fund                           OpCap Advisors
  Emerging Growth Fund                                RS Investment Management, Inc.
  Flexibly Managed Fund                               T. Rowe Price Associates, Inc.
  International Equity Fund                           Vontobel USA Inc.
  Quality Bond Fund                                   Independence Capital Management, Inc.
  High Yield Bond Fund                                T. Rowe Price Associates, Inc.
  Money Market Fund                                   Independence Capital Management, Inc.
------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISER MANAGEMENT TRUST
  Limited Maturity Bond Portfolio                     Neuberger & Berman Management, Inc.
  Balanced Portfolio                                  Neuberger & Berman Management, Inc.
  Partners Portfolio                                  Neuberger & Berman Management, Inc.
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS,
 INC.
  Capital Appreciation Portfolio                      American Century Investment Management, Inc.
------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
 FUND
  Equity-Income Portfolio                             Fidelity Management & Research Company
  Growth Portfolio                                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
 FUND II
  Asset Manager Portfolio                             Fidelity Management & Research Company
  Index 500 Portfolio                                 Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
  Emerging Markets Equity (International) Portfolio   Morgan Stanley Asset Management Inc.
------------------------------------------------------------------------------------------------------------

  The accompanying prospectuses for the Funds describe the Funds, including the risks of investing in the Funds, and provide other information on the Funds. This prospectus generally describes only those features of the Policy related to the Separate Account. For a brief summary of the Fixed Account, see "The Fixed Account," page 16.
  You can select from two death benefit options available under the Policy: a level death benefit ("Specified Amount" or "Option 1") and an increasing death benefit ("Specified Amount Plus Policy Value" or "Option 2"). Penn Mutual guarantees that the death benefit will never be less than the Specified Amount (less any unrepaid policy loans and past due charges) so long as the Policy is in force.

  The Policy provides for a net cash surrender value that can be obtained by surrendering the Policy. Because this value is based on the performance of the Funds, to the extent of allocations to the Separate Account, there is no guaranteed net cash surrender value. If the net cash surrender value is insufficient to cover the charges due under the Policy, the Policy will lapse without value. However, Penn Mutual guarantees to keep the Policy in force during the first three policy years so long as the Base Monthly Premium requirement and other conditions have been met. The Policy also provides for policy loans and permits partial surrenders within limits.
  It may not be advantageous to replace existing insurance with the Policy. Within certain limits, you may return the Policy or exchange it for another life insurance policy with benefits that do not vary with the investment results of a separate account.
THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE DECIDING TO PURCHASE A POLICY. IT SHOULD BE RETAINED FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH FUND. THE FUND PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
DEFINITIONS OF TERMS........................................................   5
--------------------------------------------------------------------------------
SUMMARY AND DIAGRAM OF THE POLICY...........................................   7
--------------------------------------------------------------------------------
GENERAL INFORMATION ABOUT PENN MUTUAL, THE SEPARATE ACCOUNT AND THE FUNDS...  10
  The Penn Mutual Life Insurance Company....................................  10
  Penn Mutual Variable Life Account I.......................................  10
  The Funds.................................................................  10
  Substitution of Securities................................................  13
  Voting Rights.............................................................  13
--------------------------------------------------------------------------------
PREMIUMS AND ALLOCATIONS....................................................  13
  Applying for a Policy.....................................................  13
  Free Look Right to Cancel Policy..........................................  13
  Premiums..................................................................  13
  Premiums to Prevent Lapse.................................................  13
  Net Premium Allocations...................................................  15
  Crediting Premiums........................................................  15
  Transfers.................................................................  15
  Dollar Cost Averaging Program.............................................  15
  Asset Rebalancing.........................................................  16
--------------------------------------------------------------------------------
FIXED ACCOUNT...............................................................  16
  Fixed Account.............................................................  16
  Interest Credited on Policy Value in the Fixed Account....................  17
  Calculating Fixed Account Value...........................................  17
  Deductions, Surrenders and Transfers from the Fixed Account...............  17
  Payments from the Fixed Account...........................................  17
--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS......................................................  17
  Premium Charge............................................................  17
  Daily Mortality and Expense Risk Charge...................................  18
  Monthly Deduction.........................................................  18
  Transfer Charge...........................................................  19
  Surrender Charges.........................................................  19
  Partial Surrender Charge..................................................  20
  Fund Expenses.............................................................  21
--------------------------------------------------------------------------------
HOW YOUR POLICY VALUES VARY.................................................  21
  Determining the Policy Value..............................................  21
  Net Policy Value..........................................................  21
  Cash Surrender Value......................................................  22
  Net Cash Surrender Value..................................................  22
--------------------------------------------------------------------------------
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT...............................  22
  Amount of Death Benefit...................................................  22
  Basic Death Benefit and Specified Amount Options..........................  22
  Initial Specified Amount and Option.......................................  22
  Changes in Specified Amount Option........................................  22

  Changes in Specified Amount..............................................  23
  Selecting and Changing the Beneficiary...................................  23
-------------------------------------------------------------------------------
CASH BENEFITS..............................................................  23
  Policy Loans.............................................................  23
  Surrendering the Policy for Net Cash Surrender Value.....................  24
  Partial Surrenders.......................................................  24
  Maturity Benefit.........................................................  25
  Payment Options..........................................................  25
-------------------------------------------------------------------------------
ILLUSTRATIONS OF POLICY VALUES, NET CASH SURRENDER VALUES, DEATH BENEFITS
 AND ACCUMULATED PREMIUMS..................................................  25
-------------------------------------------------------------------------------
OTHER POLICY BENEFITS AND PROVISIONS.......................................  34
  Right to Exchange to a Fixed Benefit Policy..............................  34
  Dividends................................................................  34
  Limits on Our Rights to Contest the Policy...............................  34
  Changes in the Policy or Benefits........................................  34
  When Proceeds Are Paid...................................................  34
  Reports to Policy Owners.................................................  34
  Assignment...............................................................  35
  Reinstatement............................................................  35
  Supplemental Benefits....................................................  35
-------------------------------------------------------------------------------
TAX CONSIDERATIONS.........................................................  35
  Introduction.............................................................  35
  Tax Status of the Policy.................................................  36
  Tax Treatment of Policy Benefits.........................................  37
  Possible Charge for Penn Mutual's Taxes..................................  38
-------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE POLICIES AND PENN MUTUAL.......................  38
  Sale of the Policies.....................................................  38
  Penn Mutual Trustees and Officers........................................  39
  State Regulation.........................................................  40
  Additional Information...................................................  40
  Experts..................................................................  41
  Litigation...............................................................  41
  Legal Matters............................................................  41
  Financial Statements.....................................................  41
-------------------------------------------------------------------------------
APPENDICES
  A--Minimum Initial Premiums.............................................. A-1
  B--Administrative Surrender Charges Per $1,000........................... B-1
  C--Applicable Percentages................................................ C-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUSES OF THE FUNDS OR THEIR RESPECTIVE STATEMENTS OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
DEFINITIONS OF TERMS

  ACCOUNT: A Subaccount of the Separate Account or the Fixed Account. ATTAINED AGE: The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

  BASE MONTHLY PREMIUM: An amount used to measure premiums paid during the first three Policy Years for purposes of the Three-Year Guarantee. See page 13.

  BASIC DEATH BENEFIT: Specified Amount or Specified Amount Plus Policy Value, depending on the option selected. See page 22.
  BENEFICIARY: The person to whom the Death Benefit is paid.

  CASH SURRENDER VALUE: Policy Value less any surrender charges that would be deducted if the Policy were surrendered. See page 22.

  DEATH BENEFIT: The amount of money payable to the Beneficiary if the Insured dies while the Policy is in force. The calculation of the Death Benefit is described on page 22.
  FIXED ACCOUNT: An account consisting of assets owned by Penn Mutual with respect to the Policies, other than those in the Separate Account.
  INDEBTEDNESS: The total amount owed Penn Mutual as a result of Policy loans, including both principal and accrued interest.
  INITIAL SPECIFIED AMOUNT: The Specified Amount on the Policy Date.
  INSURED: The person whose life is covered by the Policy.

  ISSUE DATE: The date the Policy is issued. A Policy is issued after completion of underwriting. If the initial premium is received at our Office and invested before underwriting has been completed, the Issue Date will be later than the Policy Date. In that case, once issued, Policy coverage is retroactive to the Policy Date. The Issue Date is used to measure contestability periods. See page 34.
  MATURITY DATE: The Policy Anniversary nearest the Insured's 95th birthday. MONTHLY ANNIVERSARY: The same day as the Policy Date for each succeeding month, except that, if the Policy Date is the 29th, 30th or 31st of a month, the Monthly Anniversary is deemed to be the first of the following month. The Monthly Deduction is deducted on each Monthly Anniversary.

  NET CASH SURRENDER VALUE: Net Policy Value less any applicable surrender charge that would be deducted upon surrender. See page 22.
  NET POLICY VALUE: Policy Value less any Indebtedness.

  NET PREMIUM: A premium minus the premium charge. See page 17.
  OFFICE: Operations Offices, 600 Dresher Road, Horsham, PA, 19044.
  OWNER, YOU: The person who purchases a Policy.
  PENN MUTUAL, WE, US: The Penn Mutual Life Insurance Company.
  POLICY ANNIVERSARY: An anniversary of the Policy Date.
  POLICY DATE: The date from which Policy Years and Monthly Anniversaries are measured.

  POLICY LOAN ACCOUNT: A portion of the Policy Value held in the Fixed Account as collateral for policy loans. See page 24.

  POLICY VALUE: The total amount in the Accounts credited to a Policy. Calculation of the Policy Value is described on page 21.
  POLICY YEAR: The year commencing with the Policy Date and ending on the day before the first Policy Anniversary, or any following year commencing with a Policy Anniversary and ending on the day before the next Policy Anniversary.
  SEPARATE ACCOUNT: Penn Mutual Variable Life Account I, a separate investment account of The Penn Mutual Life Insurance Company.

  SPECIFIED AMOUNT: A dollar amount used to determine the death benefit under a Policy. See page 22.
  SUBACCOUNT: A division of the Separate Account established to invest in a particular Fund and available for investment under the Policies.

  SURRENDER CHARGE PREMIUM: An amount used to determine the sales charge deducted on surrender of the Policy. See page 19.

  VALUATION DATE: Each day the New York Stock Exchange and our Office are open for business.
  VALUATION PERIOD: A period commencing with the close of business on the New York Stock Exchange and ending at the close of business on the New York Stock Exchange for the next succeeding Valuation Date.

--------------------------------------------------------------------------------
SUMMARY AND DIAGRAM OF THE POLICY

  THE FOLLOWING SUMMARY OF PROSPECTUS INFORMATION AND DIAGRAM OF THE POLICY SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS. UNLESS OTHERWISE INDICATED, THE DESCRIPTION OF THE POLICY IN THIS PROSPECTUS ASSUMES THAT THE POLICY IS IN FORCE AND THERE IS NO OUTSTANDING INDEBTEDNESS.

  The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, the Owner of a Policy pays premiums for insurance coverage on the person insured. Also like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Surrender Value during the early Policy Years may be substantially lower than the premiums paid.

  However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit of a Policy may, and the Policy Value will, increase or decrease to reflect the investment performance of the Subaccounts to which Policy Value is allocated. Also, there is no guaranteed minimum Net Cash Surrender Value. Nonetheless, Penn Mutual guarantees to keep the Policy in force during the first three Policy Years so long as the Base Monthly Premium requirement has been met and Indebtedness is not excessive. See "Three-Year Guarantee," page 14. Otherwise, if the Net Cash Surrender Value is insufficient to pay charges due, the Policy will lapse without value after a grace period. See "Premiums to Prevent Lapse," page 14.
  The most important features of the Policy, such as charges, cash benefits, death benefits, and calculation of Policy values, are summarized in the diagram on the following pages.
  PURPOSE OF THE POLICY. The Policy is designed to be a long-term investment providing significant insurance benefits. The Policy should be considered in conjunction with other insurance policies owned by the Owner. It may not be advantageous to replace existing insurance policies with the Policy.

  TAX CONSIDERATIONS. Penn Mutual intends for the Policy to satisfy the definition of a life insurance contract under section 7702 of the Internal Revenue Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." Penn Mutual will monitor Policies and will attempt to notify an Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract, see page 35.

  FREE LOOK RIGHT TO CANCEL AND EXCHANGE RIGHT. For a limited time after the Policy is issued, you have the right to cancel your Policy and receive a full refund of the initial premium paid. See "Free Look Right to Cancel Policy," page . Until the end of this limited period, Net Premiums paid will be invested in the Subaccount investing in the Penn Series Money Market Fund. See "Net Premium Allocations," page 15. At any time within the first 24 Policy Months, you may exchange your Policy for a flexible premium (non-variable) adjustable life insurance policy. See "Right to Exchange for a Fixed Benefit Policy," page 34.
  OWNER INQUIRIES. If you have any questions, you may write to us (The Penn Mutual Life Insurance Company, Philadelphia, PA, 19172) or call us (1-800-523-
0650).

                               DIAGRAM OF POLICY
              ----------------------------------------------------
                                PREMIUM PAYMENTS

                 . You select a payment plan but are not
                   required to pay premiums according to
                   the plan. You can vary the amount and
                   frequency and can skip planned premiums.
                   See page 13 for rules and limits.

                 . Minimum initial premium and planned
                   premium depend on Insured's age, sex and underwriting class, Specified Amount selected, and any supplemental riders.
                   See Appendix A for sample minimum
                   initial premiums.

                 . Unplanned premiums may be made, within
                   limits. See page 13.

                 . Under certain circumstances, extra
                   premiums may be required to prevent
                   lapse. See page 14.

             ----------------------------------------------------

         -------------------------------------------------------------


                            DEDUCTIONS FROM PREMIUMS

           . For sales load (4.0% of premiums; currently reduced to 2.0% of premiums paid after the first 15 Policy
             Years).

           . For state premium tax (2.5% of premiums). See page
             17.

             ----------------------------------------------------

         -------------------------------------------------------------


                                  NET PREMIUMS

 . You direct the allocation of Net Premiums among 18 Subaccounts of the Separate Account and the Fixed Account (the "Accounts"). See page 15 for rules and limits on Net Premium allocations.

 . The Subaccounts invest in corresponding portfolios ("Funds") of Penn
   Series Funds, Inc. ("Penn Series"), Neuberger & Berman Advisers Management Trust ("AMT"), American Century Variable Portfolios, Inc. ("American Century Variable Portfolios"), Fidelity Investments' Variable Insurance Products Fund ("VIP Fund"), Fidelity Investments' Variable Insurance Products Fund II ("VIP Fund II") and Morgan Stanley Universal Funds, Inc. ("Morgan Stanley"). See page 10. Funds available are:

      Penn Series - Growth Equity Fund      AMT - Limited Maturity Bond
      Penn Series - Value Equity Fund       Portfolio
                                            AMT - Balanced Portfolio
      Penn Series - Small Capitalization Fund
      Penn Series - Emerging Growth Fund    AMT - Partners Portfolio
      Penn Series - Flexibly Managed Fund   American Century Variable
                                            Portfolio--Capital Appreciation
      Penn Series - International Equity Fund
      Penn Series - Quality Bond Fund       VIP Fund - Equity-Income Portfolio
      Penn Series - High Yield Bond Fund    VIP Fund - Growth Portfolio
      Penn Series - Money Market Fund       VIP Fund II - Asset Manager
                                            Portfolio

 . Interest is credited on amounts allocated to the Fixed Account at a minimum guaranteed rate of 4%. See page 16 for rules and limits on Fixed Account allocations.
                                            VIP Fund II - Index 500 Portfolio
                                            Morgan Stanley - Emerging Markets
                                            Equity (International) Portfolio

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


                             DEDUCTIONS FROM ASSETS

 . Monthly Deduction for cost of insurance, administrative expenses, and charges for any supplemental benefits. Administrative expenses are currently $9.00 per month the first Policy Year, $5.00 per month thereafter, plus for the first 12 months after the Policy Date, and for the 12 policy months following an increase in Specified Amount, a $0.10 charge per $1,000 of the Initial Specified Amount or the increase. See page 18.

 . Daily charge at a current annual rate of 0.75% (guaranteed never to exceed 0.90%) from Policy Value in the Subaccounts for mortality and expense risks. See page 17. This charge is not deducted from Fixed Account Value.

 . Investment advisory fees and other fund expenses are deducted from the assets of each Fund. See page 21.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                  POLICY VALUE

 . Is the amount in the Accounts credited to your Policy. It is equal to Net Premiums, as adjusted each Valuation Date to reflect Subaccount investment experience, interest credited on Fixed Account Value, charges deducted and other policy transactions (such as transfers and partial surrenders). See page 20.

 . Varies from day to day. There is no minimum guaranteed Policy Value. The
   Policy may lapse if the Net Cash Surrender Value is insufficient to cover the Monthly Deduction then due. See page 14.

 . Policy Value can be transferred among the Accounts. See page 15 for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . Dollar cost averaging and asset rebalancing programs are available. See page 15.

 . Policy Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value, Net Cash Surrender Value,
   Net Policy Value and the Basic Death Benefit used to determine benefits.
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------

          CASH BENEFITS                                DEATH BENEFITS


                                              . Income tax free to
 . Loans may be taken for                       Beneficiary.
   amounts up to 90% of Cash
   Surrender Value, at a net
   interest rate of 1.0%.
   Currently, the net interest
   rate is 0.25% after the
   first 10 Policy Years. See
   page 23 for rules and
   limits.

                                              . Available as lump sum or
                                                under a variety of payment
                                                options.

                                              . Minimum Basic Death Benefit
                                                ("Specified Amount") of
                                                $50,000.

 . Partial surrenders generally
   can be made up to four times               . Two Specified Amount options
   a Policy Year provided there                 available: Specified Amount
   is sufficient remaining Net                  Option 1 (level Basic Death
   Cash Surrender Value. An                     Benefit) and Specified
   administrative charge of the                 Amount Plus Policy Value
   lesser of $25 or 2% of the                   Option 2 (increasing Basic
   surrender amount requested                   Death Benefit). See page 22.
   will apply. See page 24 for
   rules and limits.


                                              . Flexibility to change
 . The Policy may be                            Specified Amount option and
   surrendered in full at any                   change Specified Amount. See
   time for its Net Cash                        page 22 for rules and
   Surrender Value. A declining                 limits.
   sales load charge, starting
   at a level of up to 25% of
   the Surrender Charge Premium
   (not more than 12 Base
   Monthly Premiums) will apply
   to a full surrender made
   during the first 11 Policy
   Years. In addition, a
   declining administrative
   charge will apply to a full
   surrender made during the
   first 11 Policy Years or the
   11 years following an
   increase in Specified
   Amount. See page 19.

                                              . Supplemental benefits
                                                available by rider. See page
                                                35.

 . Payment options available.
   See page 25.

--------------------------------------------------------------------------------
GENERAL INFORMATION ABOUT PENN MUTUAL, THE SEPARATE ACCOUNT AND THE FUNDS
--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

  Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at The
Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172, and our operations offices are located at 600 Dresher Road, Horsham, Pennsylvania, 19044.
--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I

  We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. It is used to support the Policies as well as other variable life insurance policies, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts, of which Penn Mutual Variable Life Account I is registered with the SEC.

  We own the assets in the Separate Account. The Separate Account is divided into Subaccounts. The Subaccounts available under the Policies invest in shares of a specific Fund of Penn Series Funds, Inc. ("Penn Series"), Neuberger & Berman Advisers Management Trust ("AMT"), American Century Variable Portfolios, Inc. ("American Century Variable Portfolios") (formerly TCI Portfolios, Inc.), Fidelity Investments' Variable Insurance Products Fund ("VIP Fund"), Fidelity Investments' Variable Insurance Products Fund II ("VIP Fund II") and Morgan Stanley Universal Funds, Inc. ("Morgan Stanley"). The Separate Account includes other Subaccounts which are not available under the Policy and are not otherwise discussed in this prospectus.
  Income, gains and losses, realized or unrealized, of a Subaccount are credited to or charged against the Subaccount without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to each Subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

  Like other business organizations and individuals around the world, the Separate Account could be adversely affected if the computer systems do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Penn Mutual is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account.
--------------------------------------------------------------------------------
THE FUNDS

  Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds. The investment objectives of each of the Funds in which Subaccounts invest is set forth below. There is, of course, no assurance that these objectives will be met.
  PENN SERIES - GROWTH EQUITY FUND - seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well-established growth companies.
  PENN SERIES - VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows.
  PENN SERIES - SMALL CAPITALIZATION FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalization of under $1 billion.
  PENN SERIES - EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.
  PENN SERIES - FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short-term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.
  PENN SERIES - INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.
  PENN SERIES - QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment-grade debt securities.
  PENN SERIES - HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.
  PENN SERIES - MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
  AMT - LIMITED MATURITY BOND PORTFOLIO - seeks the highest current income consistent with low risk to principal and liquidity; as a secondary objective, seeks to enhance total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal; investments are made by investing all of its net investable assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objective, policies and limitations; the underlying series pursues objectives primarily by investing in a diversified portfolio of limited maturity debt securities.
  AMT - BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment in common stocks and debt securities; investments are made by investing all of its net investable assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objective, policies and limitations; as to the underlying series, it is anticipated that normally 60% of total assets will be invested in common stocks and remaining assets will be invested in debt securities; at least 25% of the Series' assets will be invested in fixed income senior securities.
  AMT - PARTNERS PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objectives, but will notify shareholders thirty days in advance of any proposed material change.
  AMERICAN CENTURY VARIABLE PORTFOLIOS - CAPITAL APPRECIATION PORTFOLIO (FORMERLY GROWTH PORTFOLIO) - seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management, have better than average potential for appreciation; the Fund intends to stay fully invested in such securities.
  VIP FUND - EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.
  VIP FUND - GROWTH PORTFOLIO - seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
  VIP FUND II - ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.
  VIP FUND II - INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.
  MORGAN STANLEY - EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.
  Each Fund sells and redeems its shares at net asset value without any sales charge. Any dividend from net investment income or distribution from realized gains from security transactions of a Fund is reinvested at net asset value in shares of the same Fund.

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THE MANAGERS


  INDEPENDENCE CAPITAL MANAGEMENT, INC. ("Independence Capital Management"), of Horsham, Pennsylvania, is investment adviser to each of the Penn Series
Funds.

  T. ROWE PRICE ASSOCIATES, INC. ("Price Associates"), of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and the Penn Series High Yield Bond Fund.

  OPCAP ADVISORS ("OpCap") (formerly Quest for Value Advisers), of New York, New York, is investment sub-adviser to the Penn Series Value Equity Fund and the Penn Series Small Capitalization Fund.

  VONTOBEL USA INC. ("Vontobel"), of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

  RS INVESTMENT MANAGEMENT, INC. (formerly Robertson Stephens Investment Management, Inc.), San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.
  NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B Management") of New York, New York, is the investment adviser to each series of Advisers Managers Trust underlying the AMT Limited Maturity Bond Portfolio, the AMT Balanced Portfolio and the AMT Partners Portfolio.
  AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century") of Kansas City, Missouri, is the investment adviser to Capital Appreciation Portfolio.
  FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR") of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio and Index 500 Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.
  MORGAN STANLEY ASSET MANAGEMENT INC. ("Morgan Stanley") of New York, New York, is the investment adviser to Morgan Stanley Universal Funds' Emerging Markets Equity (International) Portfolio.
  Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

  We have entered into agreements with Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley governing the Separate Account's investment in those Funds. Under the agreement with American Century Variable Portfolios, the adviser to the American Century Variable Portfolios compensates Penn Mutual for certain administrative services provided by Penn Mutual. The advisers to the VIP Fund, VIP Fund II and Morgan Stanley Portfolios, or their affiliates, also compensate Penn Mutual for services rendered in making shares of the portfolios available under the Policies.

  The shares of Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP, Fund II and Morgan Stanley are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley are also sold to separate accounts of other insurance companies and, in the case of AMT, also directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity policy separate accounts (and also qualified pension and retirement plans with respect to AMT) to invest in the same underlying mutual fund. Although neither we nor Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II or Morgan Stanley currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series, American Century Variable Portfolios and Morgan Stanley, respectively, and the Boards of Trustees of AMT, VIP Fund and VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity policyowners and variable life policyowners (and also qualified pension and retirement plans with respect to AMT) arises.
  Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund of Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II or Morgan Stanley, respectively; or
(4) differences between voting instructions given by variable annuity policyowners and those given by variable life policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life policyowners. This could include discontinuance of investment in a Fund.

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SUBSTITUTION OF SECURITIES

  If investment in a Subaccount should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another subaccount or insurance company separate account is in the interest of Owners, we may substitute another subaccount or insurance company separate account. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.
--------------------------------------------------------------------------------
VOTING RIGHTS

  We are the legal owner of shares held by the Subaccounts and as such have the right to vote on all matters submitted to shareholders of the Funds. However, as required by law, we will vote shares held in the Subaccounts at regular and special meetings of shareholders of the Funds in accordance with instructions received from Owners with Policy Value in the Subaccounts. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the Funds in our own right, we may elect to do so.
  To obtain voting instructions from Owners, before a meeting we will send Owners voting instruction material, a voting instruction form and any other related material. The number of shares held by each Subaccount for which an Owner may give voting instructions is currently determined by dividing the portion of the Owner's Policy Value in the Subaccount by the net asset value of one share of the applicable Fund. Fractional votes will be counted. The number of votes for which an Owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares held by a Subaccount for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.
  We may, if required by state insurance officials, disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise Owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.
--------------------------------------------------------------------------------
PREMIUMS AND ALLOCATIONS

--------------------------------------------------------------------------------
APPLYING FOR A POLICY

  If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. You also must pay an initial premium at least equal to the minimum required. See "Premiums," below. Your premium can be submitted with the application or at a later date, but Policy coverage will not become effective until the initial premium in good order is received at our Office.
  We require satisfactory evidence of the Insured's insurability, which may include a medical examination of the Insured. Generally, we will issue a Policy covering an Insured up to age 70 if evidence of insurability satisfies our underwriting rules. We may, in our sole discretion, issue a Policy covering an Insured over age 70. Acceptance of an application depends on our underwriting rules, and we reserve the right to reject an application for any reason.
--------------------------------------------------------------------------------
FREE LOOK RIGHT TO CANCEL POLICY

  You may cancel your Policy for a refund of premium during your "free-look" period. This period expires 10 days after you receive your Policy (30 days if you live in Florida), 45 days after your application is signed, or 10 days after we mail or deliver a Notice of Right of Withdrawal, whichever is latest. If you decide to cancel the Policy, you must return it by mail or delivery to us or to our authorized agent who sold it. Immediately after mailing or delivery, the Policy will be deemed void from the beginning. We will refund premiums paid within seven days after we receive the Policy.

--------------------------------------------------------------------------------
PREMIUMS

  The minimum initial premium required depends on a number of factors, such as the age, sex and rate class of the proposed Insured, the desired Specified Amount, any supplemental benefits and the planned premiums you propose to make. The initial premium must be at least equal to two Base Monthly Premiums. See "Planned Premiums," below. Sample minimum initial premiums are shown in Appendix A.

  Additional premiums may be paid in any amount and at any time, subject to the following limits. First, a premium must be at least $25 and must be sent to our Office. We may require satisfactory evidence of insurability before accepting any premium which results in an increase in the net amount at risk (defined on page 18).

  Second, we reserve the right to limit total premiums paid in a Policy Year to the planned premiums selected (see "Planned Premiums," below). In addition, total premiums paid in a Policy Year may not exceed guideline premium limitations for life insurance set forth in the Internal Revenue Code. We will refund any portion of any premium which is determined to be in excess of the premium limit established by law to qualify a Policy as a policy for life insurance. (The amount refunded will be the excess premium plus any gain attributable to the excess premium.) In addition, we will monitor Policies and will attempt to notify the Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract under the Internal Revenue Code. See "Tax Considerations," page 35.
  Lastly, no premium will be accepted after the Maturity Date.
  PLANNED PREMIUMS. When applying for a Policy, you select a plan for paying level premiums at specified intervals, e.g., monthly, semi-annually or annually, until the Maturity Date. You are not required to pay premiums in accordance with this plan; rather, you can pay more or less than planned or skip a planned premium entirely. You can change the amount and frequency of planned premiums whenever you want by sending written notice to our Office. However, we reserve the right to limit the amount of a premium or the total premiums paid, as discussed above. We will send you reminder notices for planned premiums, unless you have arranged to pay planned premiums by pre-authorized check.

  THREE-YEAR GUARANTEE. We guarantee that a Policy will remain in force during the first three Policy Years, regardless of the sufficiency of the Net Cash Surrender Value, if the total premiums paid less any partial surrenders is greater than or equal to the Total Base Monthly Premium for the Policy. The Total Base Monthly Premium is the Base Monthly Premium multiplied by the number of months the Policy has been in force. The Base Monthly Premium is a benchmark monthly premium calculated for each Policy based on the age, sex and rate class of the Insured, the requested Specified Amount and any supplemental benefits. The Base Monthly Premium for your Policy generally will be less than the monthly amount of planned premiums you select to pay. The Three-Year guarantee will not prevent the termination of the Policy if the Net Cash Surrender Value becomes insufficient because of excessive Indebtedness. See "Loan Repayment; Effect if Not Repaid," page 23.

  PREMIUMS UPON INCREASE IN SPECIFIED AMOUNT. Depending on the Policy Value at the time of an increase in the Specified Amount and the amount of the increase requested, an additional premium or change in the amount of planned premiums may be advisable. See "Changes in Specified Amount," page 22. We will notify you if a premium is necessary or a change appropriate.
  If you increase your Policy's Specified Amount during the first three Policy Years, we will extend the Three-Year Guarantee (see above) to three years after the effective date of the increase.
--------------------------------------------------------------------------------
PREMIUMS TO PREVENT LAPSE

  Failure to pay planned premiums will not necessarily cause a Policy to lapse. Conversely, paying all planned premiums will not necessarily guarantee that a Policy will not lapse (except when the Three-Year Guarantee is in effect). Rather, whether a Policy lapses depends on whether its Net Cash Surrender Value is insufficient to cover the Monthly Deduction (see page ) when due.
  If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of the Monthly Deduction to be deducted on that date and the Three-Year Guarantee is not in effect, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in the Net Cash Surrender Value or the Net Cash Surrender Value has decreased because insufficient premiums have been paid to offset the Monthly Deduction.
  GRACE PERIOD. If your Policy goes into default, you will be allowed a 61-day grace period to pay a premium sufficient to cover the Monthly Deduction. We will send notice of the amount required to be paid during the grace period ("grace period premium") to your last known address and to any assignee of record. The grace period will begin when the notice is sent. Your Policy will remain in effect during the grace period. If the Insured should die during the grace period before the grace period premium is paid, the Death Benefit will still be payable to the Beneficiary, although the amount paid will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death. See "Amount of Death Benefit," page 22. If the grace period premium has not been paid before the grace period ends, your Policy will lapse. It will have no value and no benefits will be payable. See "Reinstatement," page 35.

  A grace period also may begin if Indebtedness becomes excessive. See "Loan Repayment; Effect if not Repaid," page 23.
--------------------------------------------------------------------------------
NET PREMIUM ALLOCATIONS

  In the application, you specify the percentage of a Net Premium to be allocated to each Account. The sum of your allocations must equal 100%, and each allocation percentage must be a whole number. However, until the free look period expires, all Net Premiums received are invested in the Subaccount investing in the Penn Series Money Market Fund (the "Money Market Subaccount"). At the end of this period (which for this purpose is assumed to begin 3 days after we issue your Policy), the Policy Value in the Money Market Subaccount is transferred to and allocated to the Accounts based on the premium allocation percentages in the application. See "Determining the Policy Value," page 21.

  The Net Premium allocation percentages specified in the application will apply to subsequent premiums until you change them. You can change the allocation percentages at any time, provided they total 100% and each is a whole number, by sending written notice to our Office. The change will apply to all premiums received with or after our receipt of your notice.
--------------------------------------------------------------------------------
CREDITING PREMIUMS

  The initial Net Premium will be credited to the Policy as of the Valuation Date the first premium is received at our office. Planned premiums and unplanned premiums not requiring additional underwriting will be credited to the Policy and the resulting Net Premiums will be invested as requested on the Valuation Date the premium was received by our Office. However, any premium requiring additional underwriting will be allocated to the Money Market Subaccount until underwriting has been completed and the premium has been accepted. When accepted, the Policy Value in the Money Market Subaccount attributable to the resulting Net Premium will be credited to the Policy and allocated to the Accounts as requested. If an additional premium is rejected, we will return the premium, without any adjustment for investment experience.

--------------------------------------------------------------------------------
TRANSFERS

  You may transfer Policy Value among the Accounts subject to the following rules, some of which depend on whether Policy Value is to be transferred from a Subaccount or the Fixed Account. Transfers to or from a Subaccount will be based on values at the end of the Valuation Period in which the transfer request is received at our office. You may request transfers by calling our Office. The Company will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We require certain identifying information to process a telephone transfer.

  Transfers may not be requested until after the end of the free-look period (see page 13). A transfer will take effect on the date the request is received at our Office. We may, however, defer transfers under the same conditions that we may delay payment of proceeds. See "When Proceeds are Paid," page 34. There is no limit on the number of transfers that may be made. However, after 12 transfers have been made during a Policy Year, we reserve the right to impose a $10 transfer charge on subsequent transfers. See "Transfer Charge," page 19.

  SUBACCOUNT TRANSFER RULES. Transfers among Subaccounts and from Subaccounts to the Fixed Account may be made at any time. The minimum amount of Policy Value that may be transferred from a Subaccount is $250 or, if less, the full amount held in the Subaccount. If less than the full amount of Policy Value in a Subaccount is being transferred from the Subaccount, the amount remaining must be at least $250.

  FIXED ACCOUNT TRANSFER RULES. Policy Value held in the Fixed Account may be transferred to a Subaccount or Subaccounts only during the 30-day period following the end of each Policy Year. The amount transferred must be at least $250, or if less, the Policy Value held in the Fixed Account. If the amount transferred is less than the Policy Value then held in the Fixed Account, at least $250 must remain in the Fixed Account. See "Deductions, Surrenders and Transfers from the Fixed Account," page 17, for additional rules and limits for the Fixed Account.
  The transfer rules described above do not apply to transfers made under a dollar cost averaging or asset rebalancing program.
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM

  You may elect a dollar cost averaging program for the allocation of your Policy Value among the Accounts. A dollar cost averaging program allows you to authorize in advance monthly transfers of set dollar amounts from the Money Market Subaccount to one or more other Accounts.

  The main objective of dollar cost averaging is to shield investments from short term price fluctuations. Since the same dollar amount is transferred to selected Accounts each month, more accumulation units are purchased in a Subaccount when their value is low, and fewer accumulation units are purchased when their value is high. As a result, a lower than average cost of purchasing accumulation units may be achieved over the long term. This plan of investing allows Owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.
  SELECTING DOLLAR COST AVERAGING. You may select a dollar cost averaging program when you apply for the Policy or at a later date by contacting our Home Office. You specify the Accounts to which amounts will be transferred and the dollar amount to be allocated to each Account. To begin a program, the planned premium for that year must be $600 and the amount to be transferred each month must be at least $50.
  OPERATION OF THE PROGRAM. Transfers will be made on the 15th of each month. Transfers will continue until the earliest of the following:
    .We receive a written or telephone request to stop making transfers.
    .There no longer is sufficient Policy Value in the Money Market
    Subaccount to make the specified transfer.
    .The Policy is in a grace period.
    .We receive notice that the Insured has died.
  Transfers under a dollar cost averaging program are not counted for purposes of the transfer rules discussed above.
--------------------------------------------------------------------------------
ASSET REBALANCING

  You may elect an asset rebalancing program for your Policy Value. Policy Value allocated to the Accounts can be expected to increase or decrease at different rates. An asset rebalancing program automatically reallocates your Policy Value among the Accounts each quarter to return the allocation to the original allocation percentages you specify. Asset rebalancing is intended to transfer Policy Value from those Accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help an Owner "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that an Owner will not have losses.
  SELECTING ASSET REBALANCING. You may select an asset rebalancing program when you apply for the Policy or at a later date by contacting our Home Office. You specify the Accounts to be included in the program, and the percentage of Policy Value to be allocated to each specified Account. Each allocation percentage must be a whole number. You can elect to have your entire Policy Value rebalanced among the specified Accounts each quarter, or limit the program to the Policy Value in specified Accounts on each rebalancing date (e.g., to restore a 60/40 ratio for Policy Value in the Value Equity Subaccount and Quality Bond Subaccount on each rebalancing date). The minimum Policy Value to start an asset rebalancing program is $1,000. If a dollar cost averaging program is in effect, Policy Value in the Money Market Subaccount may not be included in an asset rebalancing program.
  OPERATION OF THE PROGRAM. Effective on the last day of each calendar quarter, we will transfer Policy Value among the Accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until we receive a written or telephone request at our Home Office to terminate.
  Transfers made under an asset rebalancing program are not counted for purposes of the transfer rules described above.
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FIXED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE FIXED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. THE DISCLOSURE REGARDING THE FIXED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.
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FIXED ACCOUNT

  The Fixed Account consists of assets owned by Penn Mutual with respect to the Policies, other than those held in the Separate Account. It is part of our general account assets. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the Fixed Account. The Policy Loan Account is part of the Fixed Account.

--------------------------------------------------------------------------------
INTEREST CREDITED ON POLICY VALUE IN THE FIXED ACCOUNT

  Net Premiums allocated to the Fixed Account and Policy Value transferred from the Subaccounts to the Fixed Account are credited to the Fixed Account Value. The Fixed Account Value also includes the portion of Policy Value transferred to the Policy Loan Account as collateral for policy loans. We will credit interest on these amounts at rates we determine in our sole discretion, but in no event will interest credited on these amounts be less than an effective rate of at least 4% per year, compounded annually.
  However, if at the time of an allocation or transfer to the Fixed Account, we are crediting a rate of interest higher than 4%, the higher rate will apply to the amount from the date of its allocation or transfer to the Fixed Account through to the end of the twelve-month period beginning on the first day of the calendar month in which the allocation or transfer was made. If a higher rate of interest is credited, different rates of interest may apply to amounts allocated or transferred at different times, and different rates of interest may apply to amounts held in a Policy Loan Account than to the remaining portion of Policy Value held in the Fixed Account. ANY INTEREST CREDITED ON POLICY VALUE IN THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE OF
4% PER YEAR WILL BE DETERMINED IN OUR SOLE DISCRETION.
--------------------------------------------------------------------------------
CALCULATING FIXED ACCOUNT VALUE

  The Fixed Account Value is calculated daily. See "Fixed Account Value," page
21.
--------------------------------------------------------------------------------
DEDUCTIONS, SURRENDERS AND TRANSFERS FROM THE FIXED ACCOUNT

  Amounts allocated to the Fixed Account at different times, whether from Net Premiums or transfers, may be credited with different rates of interest. Whenever a charge is deducted from Policy Value in the Fixed Account, or an amount is withdrawn from the Policy Value in the Fixed Account to satisfy a partial surrender, transfer or policy loan request, the charge or withdrawal will be taken first from the amount most recently allocated to the Fixed Account, then the amount next most recently allocated, and so forth. See page 15 for limits and restrictions on transfers of Policy Value from the Fixed Account.

  If there is any Policy Value in the Policy Loan Account, it is not available for transfers, partial surrenders or policy loans, nor are any charges deducted from this portion of Policy Value. Amounts are transferred to or from the
Policy Loan Account only when policy loans are taken or repayments made. If an amount is transferred from the Policy Loan Account to the remaining portion of the Fixed Account Value, it will be treated as a new allocation to the Fixed Account and will be credited with interest at the rate then in effect for Fixed Account allocations. See "Policy Loan Account," page 24.
--------------------------------------------------------------------------------
PAYMENTS FROM THE FIXED ACCOUNT

  We may defer payment of proceeds from the Fixed Account for a partial surrender, full surrender or policy loan request for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn
Mutual policy. If a payment from the Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.
--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
PREMIUM CHARGE

  We deduct a charge from each premium. This charge is 6.5% of each premium and is deducted from a premium before allocating the resulting Net Premium to the Policy Value. It consists of a 2.5% charge for premium taxes, with the remaining 4.0% a sales charge. An additional sales charge may be deducted on surrender of a Policy during the first 11 Policy Years. See "Surrender Charge for Initial Specified Amount," page 19.
  The 2.5% premium tax charge reimburses us for state premium taxes associated with the Policies. We expect to pay premium taxes at an average rate for all states of approximately 2.5% of premiums.
  The 4.0% sales charge partially compensates us for the expenses of selling and distributing the Policies, including paying sales commissions, printing prospectuses, preparing sales literature and paying for other promotional activities. We may reduce the sales charge portion of the premium charge, and currently, the sales charge is reduced to 2.0% (corresponding to a total premium charge of 4.5%) of premiums received after the first 15 Policy Years. We will notify you before your fifteenth Policy Year if the sales charge on your Policy will remain at 4.0% after your fifteenth Policy Year.

--------------------------------------------------------------------------------
DAILY MORTALITY AND EXPENSE RISK CHARGE

  We deduct a daily charge from assets in the Subaccounts attributable to the Policies. This charge does not apply to Fixed Account Value. The current charge is at an annual rate of 0.75% of net assets. Although it may be increased, it is guaranteed not to exceed 0.90% for the duration of a Policy. We will notify you before we increase this charge. We may realize a profit from this charge.
  The mortality risk we assume is that the Insureds on the Policies may die sooner than anticipated and that therefore Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against the Policies.
--------------------------------------------------------------------------------
MONTHLY DEDUCTION

  On the Issue Date and each Monthly Anniversary, we deduct the Monthly Deduction from the Policy Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. (For this purpose, the Policy Date is treated as a Monthly Anniversary.) The Monthly Deduction consists of (1) insurance charges ("Cost of Insurance Charge"), (2) administrative charges (the "Monthly Expense Charge"), and (3) any charges for additional benefits added by supplemental agreement to a Policy ("Supplemental Benefit Charges"), as described below. The Monthly Deduction is deducted from the Accounts pro rata on the basis of the portion of Policy Value in each Account. See "Deductions, Surrenders and Transfers from the Fixed Account," page 17 for applicable rules.
  COST OF INSURANCE CHARGE. This charge compensates us for providing insurance coverage. The charge depends on a number of variables and therefore will vary from Policy to Policy and from Monthly Anniversary to Monthly Anniversary. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying (a) the cost of insurance rate for the Insured by (b) the net amount at risk under the Policy for that Monthly Anniversary.
  The net amount at risk for a Monthly Anniversary is the difference between the Basic Death Benefit (see page ) for a Policy (as adjusted to take into account assumed monthly earnings at an annual rate of 4%) and the Policy Value, as calculated on that Monthly Anniversary before the Monthly Deduction is taken.
  The cost of insurance rate for a Policy is based on the Attained Age, sex and rate class of the Insured, and therefore varies from time to time. We currently place Insureds in the following rate classes, based on our underwriting: a smoker, standard nonsmoker or preferred nonsmoker rate class or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker, and are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class.
  We place the Insured in a rate class when we issue the Policy, based on our underwriting of the application. This original rate class applies to the Initial Specified Amount. When an increase in Specified Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the Initial Specified Amount. If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Specified Amount, and the original rate class will continue to apply to the Initial Specified Amount.

  We do not conduct underwriting for an increase in Specified Amount if the increase is requested as part of a conversion from a term policy or on exercise of a guaranteed option to increase the Specified Amount without underwriting. See "Supplemental Benefits," page 35. In the case of a term conversion, the rate class that applies to the increase is the same rate class that applied to the term policy. In the case of a guaranteed option, the Insured's rate class for an increase will be the class in effect when the guaranteed option rider was issued.

  If we use different cost of insurance rates for increases, the following rules will apply for purposes of determining the net amount at risk for each rate. If the Specified Amount includes the Policy Value (Option 1) (see page
22), we will allocate the Policy Value solely to the Initial Specified Amount unless it exceeds the Initial Specified Amount. If the Policy Value exceeds the Initial Specified Amount, the excess will be considered part of the increases in Specified Amount in the order of the increases. If there is a decrease in Specified Amount after an increase, a decrease is applied first to decrease any prior increases in Specified Amount, starting with the most recent increase and then each prior increase. If the Specified Amount does not include the Policy Value (Option 2) (see page 22), no Policy Value is allocated to the Initial Specified Amount or any increase.
  We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. The guaranteed rates for standard classes are based on the 1980

Commissioners' Standard Ordinary Mortality Tables, Age Nearest Birthday ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples or additives of the 1980 CSO Tables.
  Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. Current cost of insurance rates are currently less for the portion of the net amount at risk in excess of $50,000 than for the initial $50,000. However, guaranteed rates do not change if the net amount at risk exceeds $50,000.
  Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker standard class are lower than guaranteed rates for an Insured of the same age and sex in a smoker standard class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker standard class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.
  LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS. Mortality tables for the Policies generally distinguish between males and females. Thus, premiums and benefits under Policies covering males and females of the same age will generally differ. We do, however, also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer Policies with unisex mortality tables to such prospective purchasers.
  MONTHLY EXPENSE CHARGE. This charge compensates us for administrative expenses associated with the Policies and the Separate Account. These expenses relate to premium billing and collection, record keeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. The Monthly Expense Charge is the aggregate of the following:
  a) flat charge of $9.00 per month (currently only $5.00 per month after the first Policy Year; we will notify you before it is increased);
  b) for the first 12 policy months after the Policy Date, a charge based on the Initial Specified Amount ($0.10 per $1,000 of Specified Amount per month); and
  c) for the 12 policy months following the effective date of an increase in Specified Amount, a charge based on the increase ($0.10 per $1,000 of the increase in Specified Amount per month).
  Except for the $5.00 monthly charge (which is reduced after the first Policy Year but may be later increased to $9.00), these charges are guaranteed not to increase over the life of the Policy. We do not anticipate making any profit on the Monthly Expense Charge.

  SUPPLEMENTAL BENEFIT CHARGES. See "Supplemental Benefits," page 35.
-------------------------------------------------------------------------------
TRANSFER CHARGE

  We reserve the right to impose a $10 transfer charge on any transfer of Policy Value among the Accounts in excess of the 12 free transfers permitted each Policy Year. We will notify you before imposing the charge. If the charge is imposed, it will be deducted from the amount requested to be transferred before allocation to the new Account(s). If an amount is being transferred from more than one Account, the transfer charge will be deducted proportionately from the amount being transferred from each Account. This charge, if imposed, will reimburse us for administrative expenses incurred in effecting transfers. We do not anticipate making any profit on this charge.
-------------------------------------------------------------------------------
SURRENDER CHARGES

  If the Policy is surrendered during the first 11 Policy Years, we will deduct a surrender charge for the Initial Specified Amount. If a Policy is surrendered within 11 years after an increase in Specified Amount, we will deduct a surrender charge for the increase in Specified Amount. The surrender charge will be deducted before any surrender proceeds are paid.
  SURRENDER CHARGE FOR INITIAL SPECIFIED AMOUNT. The surrender charge for the Initial Specified Amount consists of a sales charge component and administrative charge component and declines to 0 over time as follows. The original amount of this surrender charge, which is deducted on a surrender made during the first 7 Policy Years, is the sum of the following:
  a) 25% of premiums paid on the Policy, up to the Surrender Charge Premium (which is an amount calculated separately for each Policy and is never more than 12 Base Monthly Premiums); and
  b) an administrative charge based on the Initial Specified Amount and the Insured's Attained Age on the Policy Date (ranging from $1.00 up to Attained Age 9 to $7.00 at Attained Age 60 and over, per $1,000 of Initial Specified Amount). See Appendix B.

  After the seventh completed Policy Year, the original amount of the surrender charge is decreased by 20% for each subsequent Policy Year completed before the date of surrender in accordance with the following table.

                                                      PERCENTAGE OF ORIGINAL
           SURRENDER DURING POLICY YEAR             AMOUNT OF SURRENDER CHARGE
------------------------------------------------------------------------------
                 1st through 7th                               100%
------------------------------------------------------------------------------
                        8th                                     80%
------------------------------------------------------------------------------
                        9th                                     60%
------------------------------------------------------------------------------
                       10th                                     40%
------------------------------------------------------------------------------
                       11th                                     20%
------------------------------------------------------------------------------
                    after 11th                                   0%
------------------------------------------------------------------------------

  After the 11th Policy Year, there is no surrender charge for the Initial Specified Amount.

  The sales charge component of the surrender charge is to reimburse us for some of the expenses incurred in the distribution of the Policies. We also deduct a sales charge from each premium. See "Premium Charge," page 17. The sales charge component, together with the sales charge included in the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Unrecovered expenses are borne by our general assets which may include profits, if any, from the mortality and expense risk charge. See "Daily Mortality and Expense Risk Charge," page 17.
  The administrative charge component of the surrender charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's rate class, and establishing Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.
  SURRENDER CHARGE FOR AN INCREASE IN SPECIFIED AMOUNT. The surrender charge for an increase in Specified Amount consists solely of an administrative charge and declines to 0 over time as follows. The original amount of this charge, which is deducted in full on a surrender made during the first 7 years following the effective date of an increase in Specified Amount, is based on the increase in Specified Amount and the Insured's Attained Age as of the effective date of the increase. It ranges from $1.00 up to Attained Age 9 to $7.00 at Attained Age 60 and over per $1,000 of increase in Specified Amount. See Appendix B.
  After the seventh year following an increase in Specified Amount, the original amount of the surrender charge for the increase is decreased by 20% for each subsequent year completed before the surrender date in accordance with the following table.

           SURRENDER DURING YEAR                        PERCENTAGE OF ORIGINAL
              AFTER INCREASE                               SURRENDER CHARGE
------------------------------------------------------------------------------
              1st through 7th                                    100%
------------------------------------------------------------------------------
                    8th                                           80%
------------------------------------------------------------------------------
                    9th                                           60%
------------------------------------------------------------------------------
                   10th                                           40%
------------------------------------------------------------------------------
                   11th                                           20%
------------------------------------------------------------------------------
                after 11th                                         0%
------------------------------------------------------------------------------

  After the 11th year following an increase in Specified Amount, there is no surrender charge for the increase.
  The surrender charge is designed to cover the administrative expenses associated with increasing the Specified Amount. We do not anticipate making a profit on this charge.
--------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE

  We will deduct an administrative charge upon a partial surrender. This charge is the lesser of 2% of the amount surrendered or $25. This charge will be deducted from the Policy Value in addition to the amount requested to be surrendered and will be considered to be part of the partial surrender amount. See page 24 for rules for allocating the deduction. We do not anticipate making a profit on this charge.

--------------------------------------------------------------------------------
FUND EXPENSES

  The value of the net assets of the Separate Account reflect the investment advisory fees and other expenses incurred by the Funds. See the prospectuses for Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley.
--------------------------------------------------------------------------------
HOW YOUR POLICY VALUES VARY

  There is no guaranteed minimum Policy Value or Net Cash Surrender Value.
These values will vary with the investment experience of the Subaccounts and/or the daily crediting of interest in the Fixed Account, and will depend on the allocation of Policy Value. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of the Monthly Deduction to be deducted on that date (see page 14) and the Three-Year Guarantee is not then in effect, the Policy will be in default and a grace period will begin. See "Three-Year Guarantee," page 14, and "Grace Period," page 14.
--------------------------------------------------------------------------------
DETERMINING THE POLICY VALUE

  On the Policy Date the Policy Value is equal to the initial Net Premium. If the Policy Date and the Issue Date are the same day, the Policy Value is equal to the initial Net Premium, less the Monthly Deduction. On each Valuation Date thereafter, the Policy Value is the aggregate of the Variable Accumulation Values in the Subaccounts and the Fixed Account Value credited to the Policy. The Policy Value will vary to reflect the performance of the Subaccounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, charges, transfers, withdrawals, policy loans and policy loan repayments.
  VARIABLE ACCUMULATION VALUES. When you allocate an amount to a Subaccount, either by Net Premium allocation or transfer of Policy Value, your Policy is credited with accumulation units in that Subaccount. The number of accumulation units is determined by dividing the amount allocated to the Subaccount by the Subaccount's accumulation unit value for the Valuation Date when the allocation is effected.
  The number of Subaccount accumulation units credited to your Policy will increase when Net Premiums are allocated to the Subaccount, amounts are transferred to the Subaccount and loan repayments are credited to the Subaccount. The number of Subaccount accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction is taken from the Subaccount, a policy loan is taken from the Subaccount, an amount is transferred from the Subaccount, or a partial surrender, including the partial surrender charge, is taken from the Subaccount.
  ACCUMULATION UNIT VALUES. A Subaccount's accumulation unit value varies to reflect the investment experience of the underlying Fund, and may increase or decrease from one Valuation Date to the next. The accumulation unit value for each Subaccount was arbitrarily set at $10 when the Subaccount was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a Subaccount for the prior valuation period by the net investment factor for the Subaccount for the current valuation period.

  NET INVESTMENT FACTOR. The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. It is based on the change in net asset value of the Fund shares held by the Subaccount, and reflects any dividend or capital gain distributions on Fund shares and the deduction of the daily mortality and expense risk charge (see page 18).
  FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account Value of a Policy is the total of all Net Premiums allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such
Net Premiums and transferred amounts, less the amount of any transfers from the Fixed Account, less the amount of any partial surrenders, including the partial surrender charges, taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction deducted from the Fixed Account. If there have been any policy loans, the Fixed Account Value is further adjusted to reflect the amount in the Policy Loan Account held in the Fixed Account, including transfers to and from the Policy Loan Account as loans are taken and repayments are made, and interest credited on the Policy Loan Account.
--------------------------------------------------------------------------------
NET POLICY VALUE

  The Net Policy Value on a Valuation Date is the Policy Value less Indebtedness on that date.

--------------------------------------------------------------------------------
CASH SURRENDER VALUE

  The Cash Surrender Value on a Valuation Date is the Policy Value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The Cash Surrender Value is used to calculate the Loan Value and to determine whether Indebtedness is excessive (see page 22). The Loan Value is
90% of the Cash Surrender Value.
--------------------------------------------------------------------------------
NET CASH SURRENDER VALUE

  The Net Cash Surrender Value on a Valuation Date is equal to the Net Policy Value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The Net Cash Surrender Value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.
--------------------------------------------------------------------------------
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

  As long as the Policy remains in force, we will pay the Death Benefit upon receipt at our Office of satisfactory proof of the Insured's death. We may require return of the Policy. The Death Benefit will be paid in a lump sum generally within seven days after receipt of such proof (see "When Proceeds Are Paid," page 34) or, if elected, under a payment option (see "Payment Options," page 25). The Death Benefit will be paid to the Beneficiary. See "Selecting and Changing the Beneficiary," page 23.
--------------------------------------------------------------------------------
AMOUNT OF DEATH BENEFIT

  The Death Benefit is equal to the sum of the Basic Death Benefit on the date of the Insured's death, plus any dividend payable on that date (see
"Dividends," page 34), plus any supplemental benefits provided by rider, minus any Indebtedness on that date and, if the date of death occurred during a grace period, minus the past due Monthly Deductions. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Our Rights to Contest the Policy" and "Misstatement of Age or Sex," page 34.
  If part or all of the Death Benefit is paid in one sum, Penn Mutual will pay interest on this sum from the date of the Insured's death to the date of payment. We determine the interest rate, but it will not be less than a rate of 3% per year compounded annually.
--------------------------------------------------------------------------------
BASIC DEATH BENEFIT AND SPECIFIED AMOUNT OPTIONS

  The Policy Owner may choose one of two Specified Amount Options, which will determine the Basic Death Benefit. Under Option 1, the Basic Death Benefit is the greater of the Specified Amount or the Applicable Percentage of Policy Value on the date of the Insured's death. Under Option 2, the Basic Death Benefit is the greater of the Specified Amount plus the Policy Value, or the Applicable Percentage of the Policy Value, on the date of the Insured's death.

  If investment performance is favorable the amount of the Basic Death Benefit may increase. However, under Option 1, the Basic Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all, whereas under Option 2, the Basic Death Benefit will vary directly with the investment performance of the Policy Value. To see how and when investment performance may begin to affect the Basic Death Benefit, please see the illustrations beginning on page 25.
  The "Applicable Percentage" is 250% when the Insured is Attained Age 40 or less, and decreases each year thereafter to 100% when the Insured is Attained Age 95. A table showing the Applicable Percentages for Attained Ages 0 to 95 is included in Appendix C.
--------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT AND OPTION

  The Initial Specified Amount is set at the time the Policy is issued. You may change the Initial Specified Amount from time to time, as discussed below. You select the Specified Amount Option when you apply for the Policy. You also may change the Specified Amount Option, as discussed below.
--------------------------------------------------------------------------------
CHANGES IN SPECIFIED AMOUNT OPTION

  You may change the Specified Amount Option on your Policy subject to the following rules. After any change, the Specified Amount must be at least $50,000. No more than one change in the Specified Amount Option may be made in any

Policy Year and no change may be made during the first Policy Year. The effective date of the change will be the Monthly Anniversary that coincides with or next follows the Valuation Date when we receive the request for the change. If you request a change from Option 1 to Option 2, we may require satisfactory evidence of insurability. If the evidence of insurability indicates a different rate class for the Insured, the requested change will not be allowed.
  When a change from Option 1 to Option 2 is made, the Specified Amount after the change is effected will be equal to the Specified Amount before the change less the Policy Value on the effective date of the change. When a change from Option 2 to Option 1 is made, the Specified Amount after the change will be equal to the Specified Amount before the change is effected plus the Policy Value on the effective date of the change.
--------------------------------------------------------------------------------
CHANGES IN SPECIFIED AMOUNT

  After the first Policy Year, you may request a change in the Specified Amount, subject to the following conditions. No change will be permitted that would result in your Policy's Death Benefit not being excludable from gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code.

  Any increase in the Specified Amount must be at least $10,000 and an application must be submitted, along with evidence of insurability satisfactory to Penn Mutual. A change in planned premiums may be advisable. See "Premiums Upon Increase in Specified Amount," page 14. The increase in Specified Amount will become effective on the Monthly Anniversary on or preceding the date the increase is approved, and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Specified Amount. You must return your Policy so we can amend the Policy to reflect the increase. If the increase becomes effective during the first three Policy Years, the three-year guarantee will be extended. See "Three-Year Guarantee," page 14.
  Any decrease in the Specified Amount must be at least $5,000, and the Specified Amount after the decrease must be at least $50,000. In addition, no decrease may be made in the first year following the effective date of an increase in Specified Amount. A decrease in Specified Amount will become effective on the Monthly Anniversary that coincides with or next follows our receipt of a request at our Office.
--------------------------------------------------------------------------------
SELECTING AND CHANGING THE BENEFICIARY

  You select a Beneficiary in your application. You may later change the Beneficiary in accordance with the terms of the Policy. If the Insured dies and there is no surviving Beneficiary, the Insured's estate will be the
Beneficiary.
--------------------------------------------------------------------------------
CASH BENEFITS

--------------------------------------------------------------------------------
POLICY LOANS

  You may borrow up to the Loan Value of your Policy at any time by submitting a written request to our Office. The minimum amount you may borrow is $250. The Loan Value is 90% of your Cash Surrender Value. Outstanding policy loans reduce the amount of the Loan Value available for new loans. Policy loans will be processed as of the date your written request is received and loan proceeds generally will be sent to you within seven days. See "When Proceeds Are Paid," page 34, and "Payments from the Fixed Account," page 17. Loans under a Policy classified as a modified endowment contract may be subject to adverse tax consequences, including a 10% penalty. See "Distributions from Policies Classified as Modified Endowment Contracts," page 37.
  INTEREST. We will charge interest daily on any outstanding policy loan at an annual rate of 5.0%. Interest is due and payable at the end of each Policy Year while a policy loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding policy loan.
  INDEBTEDNESS. Unrepaid policy loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the Indebtedness.
  LOAN REPAYMENT; EFFECT IF NOT REPAID. You may repay all or part of your Indebtedness at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Office and will be credited as of the date received. If the Death Benefit becomes payable while a policy loan is outstanding, the Indebtedness will be deducted in calculating the Death Benefit. If the Indebtedness exceeds the Cash Surrender Value on any Valuation Date, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination. If your Policy terminates because of excessive Indebtedness, it cannot be reinstated.

  POLICY LOAN ACCOUNT. When a policy loan is made, an amount equal to the loan proceeds is withdrawn from the Policy Value in the Accounts (other than in the Policy Loan Account). This withdrawal is made pro rata on the basis of Policy Value in each Account unless you direct a different allocation when requesting the loan. The amount withdrawn is then transferred to the Policy Loan Account in the Fixed Account and will become part of the Fixed Account Value. Conversely, when a loan is repaid, an amount equal to the repayment will be transferred from the Policy Loan Account to the Accounts and allocated as you direct when submitting the repayment. If you provide no direction, the amount will be allocated in accordance with your then effective Net Premium allocation percentages. Thus, a loan or loan repayment will have no immediate effect on the Policy Value, but other Policy values, such as the Net Policy Value and Net Cash Surrender Value, will be reduced or increased immediately by the amount transferred to or from the Policy Loan Account.
  The amount in the Policy Loan Account will be credited with interest at a minimum guaranteed annual rate of 4.0%. We may in our discretion credit interest on this amount at a rate greater than 4%. Thus, the maximum net cost of a loan is 1.0% per year (the difference between the rate of interest we charge on Policy loans and the amount we credit on the equivalent amount held in the Policy Loan Account). We currently intend to credit 4.0% on the amount held in the Policy Loan Account during the first 10 Policy Years (a net loan cost of 1.0%), and 4.75% after the first 10 Policy Years (a net loan cost of 0.25%).

  EFFECT OF POLICY LOAN. A policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Subaccounts of the Separate Account and current interest rates credited on Policy Value in the Fixed Account will apply only to the non-loaned portion of the Policy Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts or credited interest rates for the Fixed Account while the policy loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Subaccounts are less than anticipated. Also, policy loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations," page 35, for a discussion of adverse tax consequences if a Policy lapses with policy loans outstanding.
--------------------------------------------------------------------------------
SURRENDERING THE POLICY FOR NET CASH SURRENDER VALUE

  You may surrender your Policy at any time for its Net Cash Surrender Value by submitting a written request to our Office. We may require return of the
Policy. A surrender charge may apply. See "Surrender Charges," page 19. A surrender request will be processed as of the date your written request and all required documents are received and generally will be paid within seven days. See "When Proceeds are Paid," page 34, and "Payments from the Fixed Account," page 17. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. See "Payment Options," page 25. Your Policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.
--------------------------------------------------------------------------------
PARTIAL SURRENDERS

  You may make partial surrenders under your Policy subject to the following conditions. You must submit a written request to our Office. The Net Cash Surrender Value must exceed $1,000 after the partial surrender is deducted from the Policy Value. No more than four partial surrenders may be made during a Policy Year, and each partial surrender must be at least $250. During the first five Policy Years, no partial surrender may be made that would reduce the Specified Amount to less than $50,000. An administrative charge will be assessed on a partial surrender. See "Partial Surrender Charge," page 20. This charge will be deducted from your Policy Value along with the amount requested to be withdrawn and will be considered part of the partial surrender (together, the "partial surrender amount"). Policy values will be reduced by the partial surrender amount.

  When you request a partial surrender, you can direct how the partial surrender amount will be deducted from your Policy Value in the Accounts, provided that the minimum amount remaining in an Account as a result of the deduction is $250. If you provide no directions, the partial surrender amount will be deducted from your Policy Value in the Accounts on a pro rata basis. See "Deductions, Surrenders and Transfers from the Fixed Account," page 17.

  If Specified Amount Option 1 is in effect, the Specified Amount will also be reduced by the partial surrender amount. If the Specified Amount reflects increases in the Initial Specified Amount, the partial surrender will reduce first the most recent increase, and then the next most recent increase, if any, in reverse order, and finally the Initial Specified Amount.

  Partial surrender requests will be processed as of the date your written request is received, and generally will be paid within seven days. See "When Proceeds Are Paid," page 34, and "Payments from the Fixed Account," page 17.

--------------------------------------------------------------------------------
MATURITY BENEFIT

  The Maturity Date is the Policy Anniversary nearest the Insured's 95th birthday. If the Policy is still in force on the Maturity Date, the Maturity Benefit will be paid to you. The Maturity Benefit is equal to the Net Policy Value on the Maturity Date. Upon the written request of the Owner, this policy will continue in force beyond the Maturity Date. Thereafter, the Death Benefit will be the Net Policy Value.
--------------------------------------------------------------------------------
PAYMENT OPTIONS

  The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on surrender, death or maturity, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of fixed-benefit annuities.
--------------------------------------------------------------------------------
ILLUSTRATIONS OF POLICY VALUES, NET CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUMS

  The following tables have been prepared to show how certain values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how Policy Values, Net Cash Surrender Values and Death Benefits under a Policy covering an Insured of a given age on the Issue Date, would vary over time if planned premiums were paid annually and the return on the assets in the selected Funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

  The tables reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross after tax return of the selected Funds. The tables assume an average annual expense ratio of .85% of the average daily net assets of the Funds available under the Policies. This average annual expense ratio is based on the expense ratios of each of the Funds for the last fiscal year. For information on Fund expenses, see the prospectuses for the Funds accompanying this prospectus.

  In addition, the tables reflect the daily charge against Separate Account assets for Penn Mutual's assumption of mortality and expense risks, which is equivalent to an effective annual charge of 0.75% of assets at the current rate and 0.90% at the maximum guaranteed rate. After deduction of Fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.60%, 4.40% and 10.40%, respectively, at current rates, and -1.75%, 4.25% and 10.25%, respectively, at the guaranteed maximum rates.
  The tables also reflect the deduction of the Monthly Expense Charge and the monthly Cost of Insurance Charge for the hypothetical Insured. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on each of the following pages. All the tables reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account and assume no Indebtedness or charges for supplemental benefits.
  The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                              $750 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                   USING GUARANTEED COST OF INSURANCE RATES


                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ ------------------------
END OF      AT             NET CASH                 NET CASH                 NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------ --------- -------
   1         788      369        0   75,000     400       0   75,000     432       0   75,000
   2       1,614      815      352   75,000     904     442   75,000     998     536   75,000
   3       2,483    1,246      783   75,000   1,423     960   75,000   1,615   1,152   75,000
   4       3,394    1,662    1,199   75,000   1,955   1,493   75,000   2,287   1,824   75,000
   5       4,351    2,061    1,598   75,000   2,501   2,038   75,000   3,019   2,556   75,000
   6       5,357    2,443    1,981   75,000   3,060   2,597   75,000   3,816   3,353   75,000
   7       6,412    2,807    2,344   75,000   3,631   3,169   75,000   4,683   4,221   75,000
   8       7,520    3,152    2,782   75,000   4,215   3,845   75,000   5,629   5,259   75,000
   9       8,683    3,478    3,200   75,000   4,810   4,533   75,000   6,660   6,382   75,000
  10       9,905    3,784    3,599   75,000   5,418   5,233   75,000   7,784   7,599   75,000
  15      16,993    4,965    4,965   75,000   8,594   8,594   75,000  15,149  15,149   75,000
  20      26,039    5,389    5,389   75,000  11,860  11,860   75,000  26,685  26,685   75,000
  25      37,585    4,560    4,560   75,000  14,758  14,758   75,000  45,116  45,116   75,000
  30      52,321    1,641    1,641   75,000  16,492  16,492   75,000  75,623  75,623   92,260

(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                             $1,200 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                   USING GUARANTEED COST OF INSURANCE RATES


                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1       1,260       781     319   75,781     838     375    75,838     895      432   75,895
   2       2,583     1,632   1,169   76,632   1,797   1,335    76,797   1,970    1,508   76,970
   3       3,972     2,460   1,997   77,460   2,789   2,327    77,789   3,147    2,685   78,147
   4       5,431     3,264   2,801   78,264   3,814   3,352    78,814   4,435    3,973   79,435
   5       6,962     4,044   3,581   79,044   4,872   4,410    79,872   5,845    5,382   80,845
   6       8,570     4,799   4,336   79,799   5,963   5,501    80,963   7,386    6,924   82,386
   7      10,259     5,527   5,065   80,527   7,087   6,625    82,087   9,072    8,609   84,072
   8      12,032     6,230   5,860   81,230   8,245   7,875    83,245  10,916   10,546   85,916
   9      13,893     6,905   6,627   81,905   9,436   9,159    84,436  12,933   12,655   87,933
  10      15,848     7,552   7,367   82,552  10,662  10,477    85,662  15,140   14,955   90,140
  15      27,189    10,321  10,321   85,321  17,281  17,281    92,281  29,694   29,694  104,694
  20      41,663    12,128  12,128   87,128  24,597  24,597    99,597  52,446   52,446  127,446
  25      60,136    12,478  12,478   87,478  32,106  32,106   107,106  87,789   87,789  162,789
  30      83,713    10,618  10,618   85,618  38,852  38,852   113,852 142,508  142,508  217,508

(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                   USING GUARANTEED COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        1,575     757        0   125,000    821       0   125,000     885        0  125,000
   2        3,229   1,627      640   125,000  1,807     820   125,000   1,996    1,009  125,000
   3        4,965   2,458    1,471   125,000  2,812   1,825   125,000   3,197    2,210  125,000
   4        6,788   3,248    2,261   125,000  3,833   2,846   125,000   4,495    3,508  125,000
   5        8,703   3,998    3,011   125,000  4,870   3,883   125,000   5,900    4,913  125,000
   6       10,713   4,702    3,716   125,000  5,921   4,934   125,000   7,419    6,432  125,000
   7       12,824   5,361    4,374   125,000  6,984   5,997   125,000   9,062    8,075  125,000
   8       15,040   5,971    5,181   125,000  8,055   7,265   125,000  10,840   10,051  125,000
   9       17,367   6,524    5,932   125,000  9,128   8,536   125,000  12,762   12,170  125,000
  10       19,810   7,022    6,627   125,000 10,204   9,809   125,000  14,842   14,448  125,000
  15       33,986   8,652    8,652   125,000 15,593  15,593   125,000  28,327   28,327  125,000
  20       52,079   8,433    8,433   125,000 20,616  20,616   125,000  49,361   49,361  125,000
  25       75,170   4,608    4,608   125,000 23,509  23,509   125,000  82,965   82,965  125,000
  30      104,641       0        0         0 21,524  21,524   125,000 140,597  140,597  150,439

(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                   USING GUARANTEED COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        2,205    1,305     318   126,305  1,402     415   126,402   1,500      513  126,500
   2        4,520    2,710   1,723   127,710  2,991   2,005   127,991   3,285    2,298  128,285
   3        6,951    4,064   3,077   129,064  4,621   3,634   129,621   5,225    4,238  130,225
   4        9,504    5,365   4,378   130,365  6,288   5,301   131,288   7,332    6,345  132,332
   5       12,184    6,612   5,625   131,612  7,995   7,008   132,995   9,622    8,635  134,622
   6       14,998    7,801   6,814   132,801  9,737   8,751   134,737  12,108   11,121  137,108
   7       17,953    8,931   7,944   133,931 11,514  10,527   136,514  14,809   13,822  139,809
   8       21,056    9,999   9,209   134,999 13,322  12,533   138,322  17,741   16,951  142,741
   9       24,314   10,997  10,404   135,997 15,154  14,562   140,154  20,919   20,327  145,919
  10       27,734   11,925  11,531   136,925 17,011  16,616   142,011  24,368   23,973  149,368
  15       47,581   15,508  15,508   140,508 26,628  26,628   151,628  46,671   46,671  171,671
  20       72,910   16,909  16,909   141,909 36,323  36,323   161,323  80,552   80,552  205,552
  25      105,238   14,443  14,443   139,443 43,945  43,945   168,945 130,789  130,789  255,789
  30      146,498    6,105   6,105   131,105 46,384  46,384   171,384 204,723  204,723  329,723

(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                              $750 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ ------------------------
END OF      AT             NET CASH                 NET CASH                 NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------ --------- -------
   1         788      381        0   75,000     413       0   75,000     445       0    75,000
   2       1,614      887      425   75,000     980     517   75,000   1,077     614    75,000
   3       2,483    1,378      916   75,000   1,565   1,102   75,000   1,767   1,304    75,000
   4       3,394    1,858    1,395   75,000   2,171   1,708   75,000   2,524   2,062    75,000
   5       4,351    2,323    1,861   75,000   2,798   2,336   75,000   3,355   2,893    75,000
   6       5,357    2,776    2,313   75,000   3,448   2,985   75,000   4,267   3,805    75,000
   7       6,412    3,215    2,752   75,000   4,119   3,657   75,000   5,268   4,806    75,000
   8       7,520    3,637    3,267   75,000   4,811   4,441   75,000   6,365   5,995    75,000
   9       8,683    4,040    3,762   75,000   5,521   5,244   75,000   7,564   7,286    75,000
  10       9,905    4,423    4,238   75,000   6,250   6,065   75,000   8,876   8,691    75,000
  15      16,993    6,017    6,017   75,000  10,174  10,174   75,000  17,593  17,593    75,000
  20      26,039    7,050    7,050   75,000  14,636  14,636   75,000  31,676  31,676    75,000
  25      37,585    7,272    7,272   75,000  19,565  19,565   75,000  54,892  54,892    75,000
  30      52,321    6,137    6,137   75,000  24,689  24,689   75,000  93,150  93,150   113,643

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                             $1,200 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1       1,260       794     332   75,794     852     389    75,852     909      446   75,909
   2       2,583     1,707   1,244   76,707   1,875   1,413    76,875   2,052    1,589   77,052
   3       3,972     2,597   2,134   77,597   2,937   2,474    77,937   3,305    2,843   78,305
   4       5,431     3,468   3,005   78,468   4,039   3,577    79,039   4,683    4,221   79,683
   5       6,962     4,318   3,855   79,318   5,184   4,721    80,184   6,198    5,735   81,198
   6       8,570     5,148   4,685   80,148   6,372   5,909    81,372   7,863    7,400   82,863
   7      10,259     5,957   5,495   80,957   7,604   7,141    82,604   9,693    9,231   84,693
   8      12,032     6,742   6,372   81,742   8,879   8,509    83,879  11,702   11,332   86,702
   9      13,893     7,501   7,223   82,501  10,196   9,918    85,196  13,905   13,627   88,905
  10      15,848     8,232   8,047   83,232  11,555  11,370    86,555  16,321   16,136   91,321
  15      27,189    11,454  11,454   86,454  19,010  19,010    94,010  32,411   32,411  107,411
  20      41,663    13,959  13,959   88,959  27,719  27,719   102,719  58,182   58,182  133,182
  25      60,136    15,441  15,441   90,441  37,571  37,571   112,571  99,367   99,367  174,367
  30      83,713    15,344  15,344   90,344  48,104  48,104   123,104 164,979  164,979  239,979

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        1,575      835       0   125,000    902       0   125,000     968        0  125,000
   2        3,229    1,826     839   125,000  2,018   1,031   125,000   2,218    1,231  125,000
   3        4,965    2,773   1,786   125,000  3,155   2,168   125,000   3,569    2,582  125,000
   4        6,788    3,683   2,696   125,000  4,319   3,332   125,000   5,038    4,051  125,000
   5        8,703    4,554   3,567   125,000  5,511   4,524   125,000   6,637    5,650  125,000
   6       10,713    5,385   4,399   125,000  6,731   5,744   125,000   8,378    7,391  125,000
   7       12,824    6,188   5,201   125,000  7,989   7,002   125,000  10,287    9,300  125,000
   8       15,040    6,958   6,168   125,000  9,285   8,495   125,000  12,379   11,590  125,000
   9       17,367    7,689   7,097   125,000 10,613  10,021   125,000  14,669   14,076  125,000
  10       19,810    8,384   7,990   125,000 11,978  11,583   125,000  17,178   16,784  125,000
  15       33,986   11,161  11,161   125,000 19,252  19,252   125,000  33,850   33,850  125,000
  20       52,079   12,657  12,657   125,000 27,355  27,355   125,000  60,928   60,928  125,000
  25       75,170   12,255  12,255   125,000 36,030  36,030   125,000 106,109  106,109  125,000
  30      104,641    9,238   9,238   125,000 45,153  45,153   125,000 181,863  181,863  194,594

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST        SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   POLICY   VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- VALUE  --------- ------- ------ --------- ------- ------- --------- -------
   1        2,205    1,385     398   126,385  1,485     498   126,485   1,585      598  126,585
   2        4,520    2,914   1,927   127,914  3,207   2,220   128,207   3,512    2,525  128,512
   3        6,951    4,388   3,401   129,388  4,973   3,986   129,973   5,607    4,620  130,607
   4        9,504    5,812   4,826   130,812  6,790   5,803   131,790   7,892    6,906  132,892
   5       12,184    7,187   6,200   132,187  8,659   7,672   133,659  10,386    9,399  135,386
   6       14,998    8,510   7,523   133,510 10,579   9,593   135,579  13,108   12,121  138,108
   7       17,953    9,792   8,805   134,792 12,564  11,577   137,564  16,092   15,105  141,092
   8       21,056   11,030  10,240   136,030 14,612  13,823   139,612  19,361   18,572  144,361
   9       24,314   12,217  11,625   137,217 16,718  16,126   141,718  22,938   22,345  147,938
  10       27,734   13,356  12,961   138,356 18,886  18,492   143,886  26,854   26,460  151,854
  15       47,581   18,154  18,154   143,154 30,548  30,548   155,548  52,692   52,692  177,692
  20       72,910   21,374  21,374   146,374 43,627  43,627   168,627  93,484   93,484  218,484
  25      105,238   22,328  22,328   147,328 57,521  57,521   182,521 157,707  157,707  282,707
  30      146,498   20,388  20,388   145,388 71,503  71,503   196,503 259,312  259,312  384,312

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 per month in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.75% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
OTHER POLICY BENEFITS AND PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO EXCHANGE TO A FIXED BENEFIT POLICY

  At any time within the first 24 policy months, you may exchange your Policy for a flexible premium (non-variable) adjustable life insurance policy offered by Penn Mutual on the Issue Date of your Policy. The Policy Value will be transferred to the new policy and the benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.
  The Owner and Beneficiary under the new policy will be the same as those under the original Policy on the effective date of the exchange. The new policy will provide the same amount of death benefit or the same net amount at risk, whichever you elect, as the original Policy immediately prior to the exchange date. All Indebtedness must be paid and cannot be transferred to the new policy.
--------------------------------------------------------------------------------
DIVIDENDS

  The Policies are participating policies in that they are eligible to participate in Penn Mutual's surplus. However, we do not anticipate that any dividends will be paid on the Policies. If dividends are paid, you will have the option of having them added to your Policy Value or paid to you in cash.
--------------------------------------------------------------------------------
LIMITS ON OUR RIGHTS TO CONTEST THE POLICY

  INCONTESTABILITY. We will not contest the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Specified Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
  SUICIDE EXCLUSION. If the Insured dies by suicide within two years after the Issue Date, the Death Benefit will be limited to the premiums paid less any Indebtedness and any partial surrenders. If the Insured dies by suicide within two years after an increase in Specified Amount, the Death Benefit with respect to the increase will be limited to the Monthly Deductions made for that increase.
--------------------------------------------------------------------------------
CHANGES IN THE POLICY OR BENEFITS

  MISSTATEMENT OF AGE OR SEX. If the Insured's age or sex has been misstated in the Policy, the Death Benefit under the Policy will be the amount which would have been provided by the most recent Cost of Insurance Charge at the correct age and sex.
  OTHER CHANGES. At any time we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the Policy conform with any law or regulation issued by any government agency to which it is subject. Any such change, however, may be accepted or rejected by the Owner.
--------------------------------------------------------------------------------
WHEN PROCEEDS ARE PAID

  We will ordinarily pay any Death Benefit, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect Penn Mutual's policy owners. See also "Payments from the Fixed Account," page 17.
--------------------------------------------------------------------------------
REPORTS TO POLICY OWNERS

  Each year you will be sent a report showing the current Policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. You will also be sent an annual and a semi-annual report for the Separate Account and for each Fund underlying a Subaccount to which you have allocated Policy Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you take out a policy loan, transfer amounts among the Accounts or make partial surrenders, you will receive a written confirmation of these transactions.
--------------------------------------------------------------------------------
ASSIGNMENT

  The Policy may be assigned in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of it at our Office. We assume no responsibility for the validity or sufficiency of any assignment.
--------------------------------------------------------------------------------
REINSTATEMENT

  The Policy may be reinstated within five years after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your
Policy for further information.
--------------------------------------------------------------------------------
SUPPLEMENTAL BENEFITS

  The following supplemental benefits are available and may be added to your Policy. There are monthly charges for these benefits that are in addition to the Cost of Insurance and Monthly Expense Charges described above. (See "Monthly Deduction," page 18) If any of these benefits are added to your Policy, monthly charges for the supplemental benefits will be deducted from your Policy Value as part of the Monthly Deduction.

    ADDITIONAL INSURED TERM INSURANCE. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

    CHILDREN'S TERM INSURANCE. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

    ACCIDENTAL DEATH BENEFIT. Provides a death benefit payable if the Insured's death results from certain accidental causes. There is no cash value for this benefit.

    DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT. Provides for the waiver of the Monthly Deductions and payment of stipulated premiums upon total disability of the Insured. If Specified Amount Option 1 is in effect at the time this benefit becomes effective, it will be changed to Specified Amount Option 2. See "Basic Death Benefit and Specified Amount Options," page 22.

    DISABILITY WAIVER OF MONTHLY DEDUCTION. Provides for the waiver of the Monthly Deductions upon total disability of the Insured.

    GUARANTEED CONTINUATION OF POLICY. Guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the Net Cash Surrender Value.

    GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT. Allows the Owner to increase the Specified Amount without evidence of insurability. See "Changes in Specified Amount," page 22.

    SUPPLEMENTAL TERM INSURANCE. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

  Additional rules and limits apply to these supplemental benefits. Please ask your authorized Penn Mutual agent for further information or contact our
Office.
--------------------------------------------------------------------------------
TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

  The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Service.

--------------------------------------------------------------------------------
TAX STATUS OF THE POLICY

  Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for Federal tax purposes. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.
  With respect to a Policy issued on the basis of a standard rate class, Penn Mutual believes (largely in reliance on IRS Notice 88-128 and the proposed regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.
  With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy section 7702, particularly if the Owner pays the full amount of premiums permitted under the Policy.
  If it is subsequently determined that a Policy does not satisfy Section 7702, Penn Mutual may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, Penn Mutual reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.
  Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. (S)1.817-5, which affect how the Funds' assets are to be invested.
  In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.
  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and policy values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, Penn Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Penn Mutual therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account or to otherwise qualify the Policy for favorable tax treatment.
  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.
  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

--------------------------------------------------------------------------------
TAX TREATMENT OF POLICY BENEFITS

  IN GENERAL. Penn Mutual believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under
Section 101(a)(1) of the Code.
  Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option (i.e., a change from Specified Amount Option 1 to Specified Amount Option 2 or vice versa), a policy loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have Federal income tax consequences. In addition, Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary.
  Generally, the Owner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by a Policy, depend on whether the Policy is classified as a "Modified Endowment Contract." Whether a Policy is or is not treated as a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's endowment date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.
  MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.
  Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the Death Benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change.
  The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract. Penn Mutual will, however, monitor Policies and will attempt to notify an Owner on a timely basis if his or her Policy is in jeopardy of becoming a Modified Endowment Contract.
  DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial surrenders from such a Policy, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.
  DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first fifteen years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.
  Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans generally are treated as indebtedness of the Owner.
  Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

  POLICY LOANS. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on Policy loans may also be subject to certain other restrictions set forth in Section 264 of the Code. Before taking a Policy loan, an Owner should consult a tax adviser as to the tax consequences of such a loan.
  INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Owner.
  MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by Penn Mutual (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.
--------------------------------------------------------------------------------
POSSIBLE CHARGE FOR PENN MUTUAL'S TAXES

  At the present time, Penn Mutual makes no charge for any Federal, state or local taxes (other than state premium taxes) that it incurs that may be attributable to the Separate and Fixed Accounts or to the Policies. Penn
Mutual, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Accounts or to the
Policies.
--------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE POLICIES AND PENN MUTUAL
--------------------------------------------------------------------------------
SALE OF THE POLICIES

  Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual, and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policies are available in all states. The Policies are sold by certain registered representatives of HTK who are also appointed and licensed as insurance agents. The Policies may also be offered through insurance and securities brokers who have lawfully qualified to sell the Policies. Registered representatives may be paid commissions on Policies they sell based on premiums paid in amounts up to 50% of first year premiums, 4% on premiums paid during the second through fifteenth Policy Years, and 1.2% on premiums paid after the first fifteen Policy Years. Registered representatives may also be paid commissions of up to 0.25% of Policy Value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

  For 1997, 1996 and 1995, Penn Mutual received premium payments on the Policies in the approximate amounts of $2,174,964, $3,458,000 and $11,201,000, respectively, and compensated HTK in the approximate amounts of $14,741, $19,024 and $52,800, respectively, for its services as principal underwriter.

--------------------------------------------------------------------------------
PENN MUTUAL TRUSTEES AND OFFICERS

  Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES

                          POSITION WITH       PRINCIPAL OCCUPATION
NAME AND ADDRESS          PENN MUTUAL         DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------
Robert E. Chappell        Chairman of the     Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life      Board and Chief     December 1996), President and Chief Executive Officer
Insurance Company         Executive Officer   (April 1995-December 1996), President and Chief Operating
Philadelphia, PA 19172                        Officer, The Penn Mutual Life Insurance Company (January
                                              1994 to April 1995); Executive Vice President, PNC Bank
                                              Corp. (January 1992 to December 1993); Chairman of the
                                              Board (June 1991 to January 1992) and Chairman, President
                                              and Chief Executive Officer, Provident National Bank
                                              (prior thereto).
-------------------------------------------------------------------------------------------------------
Daniel J. Toran           President, Chief    President and Chief Operating Officer (since January
The Penn Mutual Life      Operating Officer   1997), Executive Vice President, The Penn Mutual Life
Insurance Company         and Trustee         Insurance Company (May 1996-January 1997), Executive Vice
Philadelphia, PA 19172                        President, The New England Mutual Life Insurance Company
                                              (prior thereto).
-------------------------------------------------------------------------------------------------------
Julia Chang Bloch         Trustee             Visiting Professor, Institute of International Relations
1743 22nd Street, NW                          in Beijing, China, and distinguished adviser, American
Washington, DC 20008                          Studies Center (April 1998 to present); President, US-
                                              Japan Foundation (July 1996 to March 1998); Group
                                              Executive Vice President, Bank America NT & SA (June 1993
                                              to June 1996).
-------------------------------------------------------------------------------------------------------
James A. Hagen            Trustee             Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                            Inc. (prior thereto).
Wilmington, NC 28405
-------------------------------------------------------------------------------------------------------
Philip E. Lippincott      Trustee             Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                           Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
-------------------------------------------------------------------------------------------------------
John F. McCaughan         Trustee             President, Betz Dearborn Foundation (since March 1996,
Betz Dearborn Foundation                      Chairman of the Board, Betz Laboratories, Inc. (prior
200 Witmer Road                               thereto).
Horsham, PA 19044
-------------------------------------------------------------------------------------------------------
Alan B. Miller            Trustee             Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA
19406
-------------------------------------------------------------------------------------------------------
Edmond F. Notebaert       Trustee             President and Chief Executive Officer, The Children's
34th and Civic Center                         Hospital of Philadelphia (since 1987).
Boulevard
Philadelphia, PA 19104
-------------------------------------------------------------------------------------------------------
Robert H. Rock            Trustee             President, MLR Holdings, LLC (since 1987).
1845 Walnut Street--9th
Floor
Philadelphia, PA 19103
-------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.      Trustee             President and Chief Executive Officer, Janney Montgomery
1801 Market Street                            Scott Inc. (a securities broker/dealer and subsidiary of
Philadelphia, PA 19103                        The Penn Mutual Life Insurance Company).
-------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr.,  Trustee             Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
N.W.
P.O. Box 7566
Washington, D.C. 20004
-------------------------------------------------------------------------------------------------------

  The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS

 NAME                   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 John M. Albanese       Senior Vice President, Customer Service and Information
 The Penn Mutual Life   Systems (since June 1997), Vice President, Information
 Insurance Company      Systems Application (prior thereto), The Penn Mutual
 Philadelphia, PA 19172 Life Insurance Company.
-------------------------------------------------------------------------------
 Michael A. Biondolillo Senior Vice President, Human Resources (since June
 The Penn Mutual Life   1997); Corporate Vice President and General Manager,
 Insurance Company      Human Resources and Quality MG Industries, America
 Philadelphia, PA 19172 (prior thereto).
-------------------------------------------------------------------------------
 Nancy S. Brodie        Executive Vice President and Chief Financial Officer
 The Penn Mutual Life   (since December 1995), Senior Vice President and Chief
 Insurance Company      Financial Officer (January 1994 to December 1995), Vice
 Philadelphia, PA 19172 President and Controller (prior thereto), The Penn
                        Mutual Life Insurance Company.
-------------------------------------------------------------------------------
 Larry L. Mast          Executive Vice President, The Penn Mutual Life
 The Penn Mutual Life   Insurance Company (May 1997 to present). Formerly
 Insurance Company      Senior Vice President, Lafayette Life Insurance Company
 Philadelphia, PA 19172 (September 1994 to May 1997); Vice President, Security
                        Benefit Insurance Company (May 1993 to September 1994);
                        Vice President, Home Life Insurance Company (July 1990
                        to May 1993); Agency Manager, The Equitable Life
                        Insurance Company (August 1978 to July 1990).
-------------------------------------------------------------------------------
 Nina M. Mulrooney      General Auditor (since November 1991), Vice President,
 The Penn Mutual Life   Market Conduct (since December 1997), Assistant Vice
 Insurance Company      President, Corporate Accounting and Controls, The Penn
 Philadelphia, PA 19172 Mutual Life Insurance Company (prior thereto).
-------------------------------------------------------------------------------
 Harold E. Maude, Jr.   Senior Vice President, Independence Financial Network
 The Penn Mutual Life   (since July 1996), Vice President, Independence
 Insurance Company      Financial Network (prior thereto), The Penn Mutual Life
 Philadelphia, PA 19172 Insurance Company.
-------------------------------------------------------------------------------
 Peter M. Sherman       Senior Vice President and Chief Investment Officer
 The Penn Mutual Life   (since May 1996), Vice President, Investments (January
 Insurance Company      1996 to April 1996); Vice President, Fixed Income
 Philadelphia, PA 19172 Portfolio Management, The Penn Mutual Life Insurance
                        Company (prior thereto); President, Independence
                        Capital Management, Inc. (an investment advisory
                        organization and subsidiary of Penn Mutual), since
                        September 1995.
-------------------------------------------------------------------------------

STATE REGULATION

  Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
  We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

  A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

--------------------------------------------------------------------------------
EXPERTS

  The financial statements of the Subaccounts and Penn Mutual at December 31, 1997 and for the year ended December 31, 1997 appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.
  Actuarial matters included in this prospectus have been examined by Peter R. Schaefer, F.S.A., M.A.A.A., Actuary of Penn Mutual, whose opinion is filed as an exhibit to the registration statement.
--------------------------------------------------------------------------------
LITIGATION

  No litigation is pending that would have a material effect upon the Subaccount or Penn Mutual.

--------------------------------------------------------------------------------
LEGAL MATTERS

  Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

  The financial statements of the Subaccounts and of Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from financial statements of the Subaccounts and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I - Cornerstone VUL (Cornerstone) (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, and Emerging Markets Equity Portfolio) as of December 31, 1997, and the related statements of operations and changes in net assets for the year or period then ended. These financial statements are the responsibility of the management of Cornerstone. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Penn Mutual Variable Life Account I - Cornerstone VUL for the year ended December 31, 1996, were audited by other auditors whose report dated April 7, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Life Account I - Cornerstone VUL at December 31, 1997, the results of their operations and changes in their net assets for the year or period then ended, in conformity with generally accepted accounting principles.


                                             /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
March 30, 1998

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF PENN MUTUAL VARIABLE LIFE ACCOUNT I--CORNERSTONE VUL:

We have audited the accompanying statement of changes in net assets of the Penn Mutual Variable Life Account I--Cornerstone VUL (Cornerstone) (Comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Capital Appreciation Portfolio (formerly TCI Growth Portfolio), Equity Income Portfolio, Growth Portfolio, and Asset Manager Portfolio) for the year ended December 31, 1996. This financial statement is the responsibility of the management of Cornerstone. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in net assets of the Penn Mutual Variable Life Account I--Cornerstone VUL for the year ended December 31, 1996, in conformity with generally accepted accounting principles.

/s/ Coopers & Lybrand L.L.P.
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 7, 1997

----------------------------------------------------
THIS PAGE LEFT INTENTIONALLY BLANK

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997


                                       MONEY MARKET QUALITY BOND HIGH YIELD BOND GROWTH EQUITY
                             TOTAL        FUND+        FUND+          FUND+          FUND+
                          -----------  ------------ ------------ --------------- -------------
INVESTMENT IN COMMON
 STOCK:
 Number of shares.......          --     2,488,077      203,927       281,312        227,434
 Identified cost........  $59,617,205   $2,488,077   $2,045,308    $2,613,675     $4,705,495
ASSETS:
 Investments at value...  $69,609,734   $2,488,077   $2,080,052    $2,678,094     $5,542,572
 Dividends receivable...       11,565       11,565            0             0              0
LIABILITIES:
 Due (from) to The Penn
  Mutual Life Insurance
  Company...............      (36,054)     (52,009)         506           665          1,124
                          -----------   ----------   ----------    ----------     ----------
NET ASSETS..............  $69,657,353   $2,551,651   $2,079,546    $2,677,429     $5,541,448
                          ===========   ==========   ==========    ==========     ==========
Variable life accumula-
 tion units.............          --       215,381      159,370       176,903        277,872
Accumulated unit values.          --    $    11.85   $    13.05    $    15.14     $    19.94

----------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997


                                       MONEY MARKET QUALITY BOND HIGH YIELD BOND GROWTH EQUITY
                             TOTAL        FUND+        FUND+          FUND+          FUND+
                          -----------  ------------ ------------ --------------- -------------
INVESTMENT INCOME:
 Dividends..............  $ 1,549,365   $  113,165   $  115,112    $  206,705     $   19,621
EXPENSE:
 Mortality and expense
  risk charges..........      476,037       17,023       15,482        19,103         37,832
                          -----------   ----------   ----------    ----------     ----------
 Net investment income
  (loss)................    1,073,328       96,142       99,630       187,602        (18,211)
                          -----------   ----------   ----------    ----------     ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........       81,408            0        5,582         6,893          5,163
 Capital gains
  distributions.........    3,206,577            0          846             0        556,834
                          -----------   ----------   ----------    ----------     ----------
 Net realized gains from
  investment
  transactions..........    3,287,985            0        6,428         6,893        561,997
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    4,555,723            0       38,229       152,162        568,544
                          -----------   ----------   ----------    ----------     ----------
 Net realized and
  unrealized gains
  (losses) on
  investments...........    7,843,708            0       44,657       159,055      1,130,541
                          -----------   ----------   ----------    ----------     ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 8,917,036   $   96,142   $  144,287    $  346,657     $1,112,330
                          ===========   ==========   ==========    ==========     ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

               FLEXIBLY       SMALL      INTERNATIONAL EMERGING                 LIMITED                     CAPITAL
 VALUE EQUITY   MANAGED   CAPITALIZATION    EQUITY      GROWTH    BALANCED   MATURITY BOND    PARTNERS    APPRECIATION
    FUND+        FUND+        FUND+          FUND+      FUND+    PORTFOLIO++  PORTFOLIO++   PORTFOLIO+++  PORTFOLIO+++
 ------------ ----------- -------------- ------------- --------  ----------- ------------- -------------- ------------
     491,263    1,098,877       73,504       479,371     19,868     122,820       8,400          63,707       380,056
 $ 7,918,924  $18,758,127   $  928,234    $6,766,224   $260,904  $1,839,018    $118,555      $1,263,079    $3,668,839
 $11,077,984  $21,790,730   $1,060,666    $7,732,248   $255,301  $2,186,188    $118,609      $1,312,363    $3,678,942
           0            0            0             0          0           0           0               0             0
       2,545        5,523          261         1,890         64         518          29             302           866
 -----------  -----------   ----------    ----------   --------  ----------    --------      ----------    ----------
 $11,075,439  $21,785,207   $1,060,405    $7,730,358   $255,237  $2,185,670    $118,580      $1,312,061    $3,678,076
 ===========  ===========   ==========    ==========   ========  ==========    ========      ==========    ==========
     492,188    1,193,187       65,188       468,749     18,425     137,312       9,700         105,364       283,160
 $     22.50  $     18.26   $    16.27    $    16.49   $  13.85  $    15.92    $  12.22      $    12.45    $    12.99
----------------------------------------------------------------------------------------------------------------------
               FLEXIBLY       SMALL      INTERNATIONAL EMERGING                 LIMITED                     CAPITAL
 VALUE EQUITY   MANAGED   CAPITALIZATION    EQUITY      GROWTH    BALANCED   MATURITY BOND    PARTNERS    APPRECIATION
    FUND+        FUND+        FUND+          FUND+     FUND+(A)  PORTFOLIO++  PORTFOLIO++  PORTFOLIO++(A) PORTFOLIO+++
 ------------ ----------- -------------- ------------- --------  ----------- ------------- -------------- ------------
 $   134,102  $   609,128   $    4,992    $  237,301   $      0  $   37,468    $  8,021      $        0    $        0
      71,990      152,739        6,272        57,303        779      16,129       1,026           2,176        29,032
 -----------  -----------   ----------    ----------   --------  ----------    --------      ----------    ----------
      62,112      456,389       (1,280)      179,998       (779)     21,339       6,995          (2,176)      (29,032)
 -----------  -----------   ----------    ----------   --------  ----------    --------      ----------    ----------
       2,607       12,031       (2,732)       18,473    (10,006)     18,707       1,003             469       (23,174)
     599,627    1,243,556       62,910       256,398     20,643      96,167           0               0        83,291
 -----------  -----------   ----------    ----------   --------  ----------    --------      ----------    ----------
     602,234    1,255,587       60,178       274,871     10,637     114,874       1,003             469        60,117
   1,371,425    1,061,355       89,505       223,590     (5,604)    224,789        (333)         49,285      (187,568)
 -----------  -----------   ----------    ----------   --------  ----------    --------      ----------    ----------
   1,973,659    2,316,942      149,683       498,461      5,033     339,663         670          49,754      (127,451)
 -----------  -----------   ----------    ----------   --------  ----------    --------      ----------    ----------
 $ 2,035,771  $ 2,773,331   $  148,403    $  678,459   $  4,254     361,002    $  7,665      $   47,578    $ (156,483)
 ===========  ===========   ==========    ==========   ========  ==========    ========      ==========    ==========

   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997 (CONT'D.)

                                                                                         EMERGING
                          EQUITY INCOME    GROWTH     ASSET MANAGER    INDEX 500      MARKETS EQUITY
                          PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++  PORTFOLIO++++    PORTFOLIO+++++
                          ------------- ------------- ------------- ---------------- -----------------
INVESTMENT IN COMMON
 STOCK:
 Number of shares.......      111,239       102,237       23,751           3,695           27,961
 Identified cost........   $2,137,545    $3,020,313     $375,043        $402,234         $307,611
ASSETS:
 Investments at value...   $2,700,872    $3,792,997     $427,753        $422,614         $263,672
 Dividends receivable...            0             0            0               0                0
LIABILITIES:
 Due (from) to The Penn
  Mutual Life Insurance
  Company...............          609           805           99              96               53
                           ----------    ----------     --------        --------         --------
NET ASSETS..............   $2,700,263    $3,792,192     $427,654        $422,518         $263,619
                           ==========    ==========     ========        ========         ========
Variable life
 accumulation units.....      156,541       219,176       28,057          34,624           29,276
Accumulated unit values.   $    17.25    $    17.30     $  15.24        $  12.20         $   9.00

------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997 (CONT'D.)

                                                                                         EMERGING
                          EQUITY INCOME    GROWTH     ASSET MANAGER    INDEX 500      MARKETS EQUITY
                          PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++(A) PORTFOLIO+++++(A)
                          ------------- ------------- ------------- ---------------- -----------------
INVESTMENT INCOME:
 Dividends..............   $   33,385    $   19,763     $  8,831        $      0         $  1,771
EXPENSE:
 Mortality and expense
  risk charges..........       17,847        27,158        2,556             886              704
                           ----------    ----------     --------        --------         --------
 Net investment income
  (loss)................       15,538        (7,395)       6,275            (886)           1,067
                           ----------    ----------     --------        --------         --------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of
  fund shares...........       (2,844)       53,191        1,072            (941)          (4,086)
 Capital gains distribu-
  tions.................      167,852        88,464       22,153               0            7,836
                           ----------    ----------     --------        --------         --------
 Net realized gains from
  investment transac-
  tions.................      165,008       141,655       23,225            (941)           3,750
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      357,977       606,326       29,600          20,381          (43,940)
                           ----------    ----------     --------        --------         --------
 Net realized and
  unrealized gains
  (losses) on
  investments...........      522,985       747,981       52,825          19,440          (40,190)
                           ----------    ----------     --------        --------         --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........   $  538,523    $  740,586     $ 59,100        $ 18,554         $(39,123)
                           ==========    ==========     ========        ========         ========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                     QUALITY
                                   TOTAL              MONEY MARKET FUND+            BOND FUND+
                          ------------------------  ------------------------  -----------------------
                             1997         1996         1997         1996         1997         1996
                          -----------  -----------  -----------  -----------  -----------  ----------
OPERATIONS:
 Net investment income
  (loss)................  $ 1,073,328  $ 1,014,260  $    96,142  $    94,431  $    99,630  $  111,577
 Net realized gains
  (losses) from
  investment
  transactions..........    3,287,985    2,696,014            0            0        6,428       4,964
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    4,555,723    2,286,524            0            0       38,229     (45,882)
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........    8,917,036    5,996,798       96,142       94,431      144,287      70,659
                          -----------  -----------  -----------  -----------  -----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............   13,156,613   13,892,170    1,536,667    2,011,674      324,323     438,173
 Cost of insurance......   (3,691,476)  (3,438,272)    (141,929)    (202,738)    (118,369)   (133,539)
 Contract administration
  charges...............     (456,730)    (541,639)     (27,979)     (41,069)     (12,921)    (17,842)
 Transfers of policy
  loans.................      534,783      358,967       89,746         (150)      13,673      57,180
 Net transfers..........   (1,567,346)  (1,180,575)  (1,060,645)  (2,062,636)    (214,651)   (309,763)
 Death benefits.........     (106,196)     (47,421)           0            0       (1,336)       (942)
 Surrender benefits.....   (2,276,995)  (1,804,920)     (50,466)     (99,921)     (92,954)   (115,643)
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............    5,592,653    7,238,310      345,394     (394,840)    (102,235)    (82,376)
                          -----------  -----------  -----------  -----------  -----------  ----------
Total increase
 (decrease) in net
 assets.................   14,509,689   13,235,108      441,536     (300,409)      42,052     (11,717)
NET ASSETS:
 Beginning of year......   55,147,664   41,912,556    2,110,115    2,410,524    2,037,494   2,049,211
                          -----------  -----------  -----------  -----------  -----------  ----------
 END OF YEAR............  $69,657,353  $55,147,664  $ 2,551,651  $ 2,110,115  $ 2,079,546  $2,037,494
                          ===========  ===========  ===========  ===========  ===========  ==========
                                                            GROWTH                    VALUE
                           HIGH YIELD BOND FUND+         EQUITY FUND+              EQUITY FUND+
                          ------------------------  ------------------------  -----------------------
                             1997         1996         1997         1996         1997         1996
                          -----------  -----------  -----------  -----------  -----------  ----------
OPERATIONS:
 Net investment income
  (loss)................  $   187,602  $   145,286  $   (18,211) $   (10,130) $    62,112  $   34,846
 Net realized gains
  (losses) from
  investment
  transactions..........        6,893        3,165      561,997      421,536      602,234     301,311
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      152,162       96,192      568,544      227,863    1,371,425   1,002,569
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........      346,657      244,643    1,112,330      639,269    2,035,771   1,338,726
                          -----------  -----------  -----------  -----------  -----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............      483,725      571,914      868,960      975,209    1,965,364   1,579,926
 Cost of insurance......     (157,250)    (154,286)    (300,915)    (279,366)    (584,125)   (463,888)
 Contract administration
  charges...............      (17,774)     (24,027)     (39,774)     (47,593)     (63,463)    (69,971)
 Transfers of policy
  loans.................        2,899          613       17,609        9,833       36,489      10,338
 Net transfers..........      (69,826)    (229,781)    (109,270)    (427,754)     533,519     289,772
 Death benefits.........       (1,457)      (2,541)      (3,930)      (8,908)     (17,447)    (10,887)
 Surrender benefits.....     (114,077)     (57,603)    (215,703)    (104,630)    (348,452)   (152,684)
                          -----------  -----------  -----------  -----------  -----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............      126,240      104,289      216,977      116,791    1,521,885   1,182,606
                          -----------  -----------  -----------  -----------  -----------  ----------
Total increase
 (decrease) in net
 assets.................      472,897      348,932    1,329,307      756,060    3,557,656   2,521,332
NET ASSETS:
 Beginning of year......    2,204,532    1,855,600    4,212,141    3,456,081    7,517,783   4,996,451
                          -----------  -----------  -----------  -----------  -----------  ----------
 END OF YEAR............  $ 2,677,429  $ 2,204,532  $ 5,541,448  $ 4,212,141  $11,075,439  $7,517,783
                          ===========  ===========  ===========  ===========  ===========  ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++  Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc. (contract holders) to December 31, 1997
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                    SMALL CAPITALIZATION        INTERNATIONAL
                          FLEXIBLY MANAGED FUND+            FUND+                EQUITY FUND+
                          ------------------------  ----------------------- -----------------------
                             1997         1996         1997        1996        1997        1996
                          -----------  -----------  -----------  ---------- ----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $   456,389  $   464,724  $    (1,280) $     276  $  179,998  $  183,262
 Net realized gains
  (losses) from
  investment
  transactions..........    1,255,587      770,903       60,178     22,671     274,871     306,797
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    1,061,355    1,086,367       89,505     41,325     223,590     392,612
                          -----------  -----------  -----------  ---------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........    2,773,331    2,321,994      148,403     64,272     678,459     882,671
                          -----------  -----------  -----------  ---------  ----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............    3,433,561    3,714,405      164,644    101,377   1,411,236   1,627,625
 Cost of insurance......   (1,119,174)  (1,045,337)     (48,781)   (29,508)   (408,981)   (394,740)
 Contract administration
  charges...............     (123,349)    (149,971)      (8,289)    (5,437)    (51,816)    (62,389)
 Transfers of policy
  loans.................      203,960      132,675        1,886         (3)     39,319      27,691
 Net transfers..........     (734,224)      74,976      229,915    375,756    (619,232)     52,813
 Death benefits.........      (49,709)      (7,828)           0          0      (5,840)     (1,541)
 Surrender benefits.....     (756,731)    (619,467)     (20,760)    (2,649)   (226,355)   (153,197)
                          -----------  -----------  -----------  ---------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............      854,334    2,099,453      318,615    439,536     138,331   1,096,262
                          -----------  -----------  -----------  ---------  ----------  ----------
Total increase
 (decrease) in net
 assets.................    3,627,665    4,421,447      467,018    503,808     816,790   1,978,933
NET ASSETS:
 Beginning of year......   18,157,542   13,736,095      593,387     89,579   6,913,568   4,934,635
                          -----------  -----------  -----------  ---------  ----------  ----------
 END OF YEAR............  $21,785,207  $18,157,542  $ 1,060,405  $ 593,387  $7,730,358  $6,913,568
                          ===========  ===========  ===========  =========  ==========  ==========
                           EMERGING
                            GROWTH            BALANCED             LIMITED MATURITY      PARTNERS
                          PORTFOLIO+         PORTFOLIO++           BOND PORTFOLIO++     PORTFOLIO++
                          -----------  ------------------------  ---------------------  -----------
                            1997(A)       1997         1996        1997        1996       1997(A)
                          -----------  -----------  -----------  ---------- ----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $      (779) $    21,339  $    31,063  $   6,995  $   11,267  $   (2,176)
 Net realized gains
  (losses) from
  investment
  transactions..........       10,637      114,874      269,253      1,003       4,002         469
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........       (5,604)     224,789     (175,031)      (333)     (9,407)     49,285
                          -----------  -----------  -----------  ---------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........        4,254      361,002      125,285      7,665       5,862      47,578
                          -----------  -----------  -----------  ---------  ----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............       19,110      322,735      400,623     23,386      33,890     121,917
 Cost of insurance......       (4,516)    (121,018)    (132,301)    (9,624)    (10,463)    (14,411)
 Contract administration
  charges...............       (1,066)     (12,496)     (16,602)      (929)     (1,322)     (1,175)
 Transfers of policy
  loans.................        1,315        8,450      102,578        136       1,767      61,300
 Net transfers..........      236,445     (309,233)    (420,150)   (42,513)    (75,936)  1,116,563
 Death benefits.........            0            0       (7,016)         0           0           0
 Surrender benefits.....         (305)    (101,977)    (197,595)   (12,045)     (2,931)    (19,711)
                          -----------  -----------  -----------  ---------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............      250,983     (213,539)    (270,463)   (41,589)    (54,995)  1,264,483
                          -----------  -----------  -----------  ---------  ----------  ----------
Total increase
 (decrease) in net
 assets.................      255,237      147,463     (145,178)   (33,924)    (49,133)  1,312,061
NET ASSETS:
 Beginning of year......            0    2,038,207    2,183,385    152,504     201,637           0
                          -----------  -----------  -----------  ---------  ----------  ----------
 END OF YEAR............  $   255,237  $ 2,185,670  $ 2,038,207  $ 118,580  $  152,504  $1,312,061
                          ===========  ===========  ===========  =========  ==========  ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++  Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc. (contract holders) to December 31, 1997
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                          CAPITAL APPRECIATION        EQUITY INCOME              GROWTH
                              PORTFOLIO+++            PORTFOLIO++++           PORTFOLIO++++
                          ----------------------  ----------------------  ----------------------
                             1997        1996        1997        1996        1997        1996
                          ----------  ----------  ----------  ----------  ----------  ----------
OPERATIONS:
 Net investment income
  (loss)................  $  (29,032) $  (32,015) $   15,538  $   (9,394) $   (7,395) $  (12,755)
 Net realized gains
  (losses) from
  investment
  transactions..........      60,117     464,676     165,008      45,106     141,655      76,619
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    (187,568)   (671,349)    357,977     149,809     606,326     171,025
                          ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........    (156,483)   (238,688)    538,523     185,521     740,586     234,889
                          ----------  ----------  ----------  ----------  ----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............     909,762   1,204,796     486,025     408,853     950,687     770,051
 Cost of insurance......    (233,346)   (300,005)   (135,375)    (94,941)   (251,467)   (175,709)
 Contract administration
  charges...............     (30,002)    (48,846)    (22,157)    (17,442)    (37,786)    (35,446)
 Transfers of policy
  loans.................      38,426      13,653       7,118       1,339       9,883       1,260
 Net transfers..........    (950,346)   (345,403)     46,817     603,069    (381,451)  1,189,065
 Death benefits.........      (1,604)     (7,758)       (417)          0     (24,456)          0
 Surrender benefits.....     (97,345)   (170,844)   (107,762)    (47,548)    (92,389)    (79,561)
                          ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............    (364,455)    345,593     274,249     853,330     173,021   1,669,660
                          ----------  ----------  ----------  ----------  ----------  ----------
Total increase
 (decrease) in net
 assets.................    (520,938)    106,905     812,772   1,038,851     913,607   1,904,549
NET ASSETS:
 Beginning of year......   4,199,014   4,092,109   1,887,491     848,640   2,878,585     974,036
                          ----------  ----------  ----------  ----------  ----------  ----------
 END OF YEAR............  $3,678,076  $4,199,014  $2,700,263  $1,887,491  $3,792,192  $2,878,585
                          ==========  ==========  ==========  ==========  ==========  ==========

                                                                     EMERGING
                                  ASSET MANAGER       INDEX 500   MARKETS EQUITY
                                  PORTFOLIO++++     PORTFOLIO++++ PORTFOLIO+++++
                                ------------------  ------------- --------------
                                  1997      1996       1997(A)       1997(A)
                                --------  --------  ------------- --------------
OPERATIONS:
 Net investment income (loss).  $  6,275  $  1,822    $   (886)      $  1,067
 Net realized gains (losses)
  from investment
  transactions................    23,225     5,011        (941)         3,750
 Net change in unrealized
  appreciation (depreciation)
  of investments..............    29,600    20,431      20,381        (43,940)
                                --------  --------    --------       --------
Net increase (decrease) in net
 assets resulting from
 operations...................    59,100    27,264      18,554        (39,123)
                                --------  --------    --------       --------
VARIABLE LIFE ACTIVITIES:
 Purchase payments under
  variable life contracts.....    68,711    53,654      41,038         24,762
 Cost of insurance............   (27,847)  (21,451)     (9,920)        (4,428)
 Contract administration
  charges.....................    (3,176)   (3,682)     (2,040)          (538)
 Transfers of policy loans....     1,178       193       1,000            396
 Net transfers................    84,829   105,397     393,253        282,704
 Death benefits...............         0         0           0              0
 Surrender benefits...........      (442)     (647)    (19,367)          (154)
                                --------  --------    --------       --------
Net increase (decrease) in net
 assets resulting from
 variable life activities.....   123,253   133,464     403,964        302,742
                                --------  --------    --------       --------
Total increase (decrease) in
 net assets...................   182,353   160,728     422,518        263,619
NET ASSETS:
 Beginning of year............   245,301    84,573           0              0
                                --------  --------    --------       --------
 END OF YEAR..................  $427,654  $245,301    $422,518       $263,619
                                ========  ========    ========       ========

-----------------------
+  Investment in Penn Series Funds, Inc.
++  Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Universal Funds, Inc. (contract holders) to December 31, 1997
(a) For the period from May 1, 1997 (date fund became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997

-------------------------------------------------------------------------------
NOTE 1.

  The significant accounting policies of Penn Mutual Variable Life Account I--Cornerstone VUL subaccounts (Cornerstone) are as follows:

  GENERAL - Cornerstone was established by the Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Cornerstone is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Cornerstone offers units to individual flexible premium variable universal life contract owners to provide for the accumulation of value and for the payment of benefits. Net payments are deposited into Cornerstone. Contract owners may borrow up to a specified amount depending on policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements require management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1997 and the reported amounts from operations and contract transactions during 1997 and 1996. Actual results could differ from those estimates.

  INVESTMENTS - Assets of Cornerstone are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity Fund, Small Capitalization and Emerging Growth Funds; Neuberger&Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced, and Partners Portfolios;

-------------------------------------------------------------------------------
NOTE 2.

  For the years ended December 31, 1997 and 1996, transactions in shares of the respective funds or portfolios were as follows:

                              MONEY MARKET            QUALITY BOND                                    GROWTH EQUITY
                                  FUND+                   FUND+           HIGH YIELD BOND FUND+           FUND+
                          ----------------------  ----------------------  ----------------------  ----------------------
                             1997        1996        1997        1996        1997        1996        1997        1996
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Shares purchased........   2,743,552   2,989,321      32,497      42,828      56,123      56,963      35,199      42,995
Shares received from re-
 investment of:
 Net investment income..     113,165     111,809      11,286      12,691      21,713      17,994         805         880
 Capital gains distribu-
  tion..................           0           0          83           0           0           0      22,849      19,540
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total shares acquired...   2,856,717   3,101,130      43,866      55,519      77,836      74,957      58,853      63,415
Shares redeemed.........  (2,470,514) (3,387,864)    (43,727)    (51,870)    (43,992)    (47,370)    (27,735)    (39,920)
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net increase in shares
 owned..................     386,203    (286,734)        139       3,649      33,844      27,587      31,118      23,495
Shares owned, beginning
 of year................   2,101,874   2,388,608     203,788     200,139     247,468     219,881     196,316     172,821
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Shares owned, end of
 year...................   2,488,077   2,101,874     203,927     203,788     281,312     247,468     227,434     196,316
                          ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Cost of shares acquired.  $2,856,717  $3,101,130  $  450,988  $  566,148  $  738,372  $  667,607  $1,446,805  $1,382,176
Proceeds from shares re-
 deemed.................  $2,470,514  $3,387,864  $  452,628  $  536,784  $  424,271  $  417,822  $  690,881  $  855,731

                              VALUE EQUITY          FLEXIBLY MANAGED      SMALL CAPTIALIZATION        INTERNATIONAL
                                  FUND+                   FUND+                   FUND+               EQUITY FUND+
                          ----------------------  ----------------------  ----------------------  ----------------------
                             1997        1996        1997        1996        1997        1996        1997        1996
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Shares purchased........     107,470     115,184     144,603     195,610      38,680      57,921      94,731     119,022
Shares received from re-
 investment of:
 Net investment income..       5,947       4,282      30,718      31,346         346         257      14,712      14,613
 Capital gains distribu-
  tion..................      26,591      15,991      62,711      40,891       4,360       1,802      15,896      19,466
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total shares acquired...     140,008     135,457     238,032     267,847      43,386      59,980     125,339     153,101
Shares redeemed.........     (37,936)    (53,205)   (108,257)    (88,257)    (17,248)    (20,788)    (88,943)    (51,189)
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net increase in shares
 owned..................     102,072      82,252     129,775     179,590      26,138      39,192      36,396     101,912
Shares owned, beginning
 of year................     389,191     306,939     969,102     789,512      47,366       8,174     442,975     341,063
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Shares owned, end of
 year...................     491,263     389,191   1,098,877     969,102      73,504      47,366     479,371     442,975
                          ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Cost of shares acquired.  $3,049,532  $2,463,084  $4,745,845  $4,971,537  $  620,720  $  711,958  $2,074,819  $2,368,168
Proceeds from shares re-
 deemed.................  $  864,747  $  935,819  $2,189,472  $1,639,037  $  240,325  $  249,574  $1,499,466  $  784,038

The cost of net redemptions is determined on a last-in, first-out basis.
-----------------------
(a) For the period May 1, 1997 (date funds became available for investment to contractholders) to December 31, 1997
+  Investment in Penn Series Funds, Inc.
++  Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++  Investment in Morgan Stanley Universal Funds, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1., CONT'D.

  American Century Investments (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager, and Index 500 Portfolios; and Morgan Stanley Universal Funds, Inc. (MS): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity, and MS are open-end diversified management investment companies. The investments in shares of these Funds or Portfolios are carried at market value as determined by the underlying net asset value of the respective Funds or Portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

  FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Cornerstone is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Cornerstone.
--------------------------------------------------------------------------------

 EMERGING
  GROWTH                              LIMITED MATURITY      PARTNERS        CAPITAL APPRECIATION
  FUND+     BALANCED PORTFOLIO++      BOND PORTFOLIO++     PORTFOLIO++          PORTFOLIO+++
----------  ----------------------  ---------------------  -----------  ----------------------------
 1997(A)       1997        1996        1997       1996       1997(A)        1997           1996
----------  ----------  ----------  ----------  ---------  -----------  ------------- --------------
    28,538      16,497      30,693       4,513      8,420      66,853        66,105        112,581
         0       2,394       3,038         600        925           0             0         44,467
     1,606       6,145      16,895           0          0           0         9,411              0
----------  ----------  ----------  ----------  ---------  ----------    ----------     ----------
    30,144      25,036      50,626       5,113      9,345      66,853        75,516        157,048
   (10,276)    (30,268)    (47,209)     (7,570)   (12,197)     (3,146)     (105,608)       (86,250)
----------  ----------  ----------  ----------  ---------  ----------    ----------     ----------
    19,868      (5,232)      3,417      (2,457)    (2,852)     63,707       (30,092)        70,798
         0     128,052     124,635      10,857     13,709           0       410,148        339,350
----------  ----------  ----------  ----------  ---------  ----------    ----------     ----------
    19,868     122,820     128,052       8,400     10,857      63,707       380,056        410,148
==========  ==========  ==========  ==========  =========  ==========    ==========     ==========
$  434,275  $  410,653  $  787,691  $   71,064  $ 132,442  $1,323,538    $  736,938     $1,724,039
$  163,365  $  506,543  $  769,121  $  105,661  $ 176,156  $   60,928    $1,047,170     $  934,687
                                                                                         EMERGING
    EQUITY INCOME                                   ASSET MANAGER         INDEX 500   MARKETS EQUITY
    PORTFOLIO++++       GROWTH PORTFOLIO++++        PORTFOLIO++++       PORTFOLIO++++ PORTFOLIO+++++
----------------------  ----------------------  ----------------------  ------------- --------------
   1997        1996        1997        1996       1997        1996         1997(A)        1997(A)
----------  ----------  ----------  ----------  ---------  -----------  ------------- --------------
    36,830      50,511      49,509      68,757     10,837      16,021         4,441         39,352
     1,686          84         626         116        572         235             0            195
     8,478       2,398       2,803       2,945      1,436         193             0            864
----------  ----------  ----------  ----------  ---------  ----------    ----------     ----------
    46,994      52,993      52,938      71,818     12,845      16,449         4,441         40,411
   (25,524)     (7,268)    (43,157)    (12,722)    (3,586)     (7,314)         (746)       (12,450)
----------  ----------  ----------  ----------  ---------  ----------    ----------     ----------
    21,470      45,725       9,781      59,096      9,259       9,135         3,695         27,961
    89,769      44,044      92,456      33,360     14,492       5,357             0              0
----------  ----------  ----------  ----------  ---------  ----------    ----------     ----------
   111,239      89,769     102,237      92,456     23,751      14,492         3,695         27,961
==========  ==========  ==========  ==========  =========  ==========    ==========     ==========
$1,016,301  $1,032,056  $1,767,387  $2,108,652  $ 212,150  $  254,680    $  483,971     $  457,436
$  558,403  $  142,627  $1,513,003  $  369,467  $  60,416  $  116,437    $   80,796     $  145,739

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D.)

--------------------------------------------------------------------------------
NOTE 3.

  Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at a current annual rate of 0.75% (guaranteed never to exceed 0.90%) of the average value of Cornerstone.

  On the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of (1) insurance charges (2) administrative charges and (3) any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

  If a policy is surrendered within the first 11 years in Cornerstone, a contigent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF TRUSTEES
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheet of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and the related consolidated income statement, statement of changes in equity and statement of cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements and included an explanatory paragraph that disclosed the Company's adoption of several accounting principles which were not previously required to be adopted. These changes are described in Note 1 to the financial statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1997, and the results of their operations and their cash flows for the year then ended, in conformity with generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 30, 1998

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF TRUSTEES OF
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheet of The Penn Mutual Life Insurance Company as of December 31, 1996 and the related consolidated income statements, changes in equity and statement of cash flows for the two years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial condition of The Penn Mutual Life Insurance Company as of December 31, 1996, and the results of their operations and their cash flows for the two years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1996 the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN
40) and Statement of Financial Accounting Standards No. 120 (SFAS 120), which required implementation of several accounting pronouncements not previously adopted. The effects of adopting FIN 40 and SFAS 120 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.

/s/ Coopers & Lybrand L.L.P.
Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                            1997       1996
--------------------------------------------------------------------------------
(in thousands)
ASSETS
Debt securities, at fair value...........................  $5,427,652 $5,214,788
Equity securities, at fair value.........................      12,502     16,745
Mortgage loans on real estate............................      52,996    124,914
Real estate, net of accumulated depreciation.............      22,358     97,805
Policy loans.............................................     642,989    656,073
Short-term investments...................................      43,470     37,515
Other invested assets....................................      88,928     94,369
                                                           ---------- ----------
 TOTAL INVESTMENTS.......................................   6,290,895  6,242,209
Cash and cash equivalents................................      37,064     37,314
Investment income due and accrued........................     103,072    103,132
Deferred acquisition costs...............................     384,542    412,595
Amounts recoverable from reinsurers......................      63,211     58,882
Broker/dealer receivables................................     526,797    449,150
Other assets.............................................      92,203     85,382
Separate account assets..................................   1,869,094  1,368,384
                                                           ---------- ----------
 TOTAL ASSETS............................................  $9,366,878 $8,757,048
                                                           ========== ==========
LIABILITIES
Reserves for payment of future policy benefits...........  $2,770,015 $2,782,621
Other policyholder funds.................................   2,973,434  3,053,412
Policyholders' dividends payable.........................      35,273     35,395
Broker/dealer payables...................................     333,104    303,089
Accrued income tax payable:
 Current.................................................      17,476     25,487
 Deferred................................................      75,096     35,783
Other liabilities........................................     283,666    282,501
Separate account liabilities.............................   1,869,094  1,368,384
                                                           ---------- ----------
 TOTAL LIABILITIES.......................................   8,357,158  7,886,672
                                                           ---------- ----------
EQUITY
Unrealized gains/(losses) on investment securities, net
 of taxes and amortization of deferred acquisition costs.     152,009     85,730
Retained earnings........................................     857,711    784,646
                                                           ---------- ----------
 TOTAL EQUITY............................................   1,009,720    870,376
                                                           ---------- ----------
  TOTAL LIABILITIES AND EQUITY...........................  $9,366,878 $8,757,048
                                                           ========== ==========


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED INCOME STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                1997        1996        1995
--------------------------------------------------------------------------------
(in thousands)
REVENUES
Premium and annuity considerations.......... $  195,220  $  199,821  $  187,907
Policy fee income...........................    102,398      89,349      80,652
Net investment income.......................    460,206     475,315     489,773
Net realized capital gains/(losses).........      9,655     (10,078)     14,112
Broker/dealer fees and commissions..........    290,005     241,068     200,223
Other income................................     11,851      11,544      31,646
                                             ----------  ----------  ----------
 TOTAL REVENUE..............................  1,069,335   1,007,019   1,004,313
                                             ----------  ----------  ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and
 beneficiaries..............................    480,234     462,412     486,559
Policyholder dividends......................     67,412      67,596      69,807
Increase/(decrease) in liability for future
 policy benefits............................    (11,972)     42,652      38,038
General expenses............................    202,731     178,554     186,204
Broker/dealer sales expense.................    160,730     132,724     109,492
Amortization of deferred acquisition costs..     43,223      46,137      36,794
                                             ----------  ----------  ----------
 TOTAL BENEFITS AND EXPENSES................    942,358     930,075     926,894
                                             ----------  ----------  ----------
 INCOME BEFORE INCOME TAXES.................    126,977      76,944      77,419
                                             ----------  ----------  ----------
Income taxes:
 Current....................................     50,061      37,944      11,740
 Deferred...................................      3,851      (9,919)    (33,179)
                                             ----------  ----------  ----------
 NET INCOME................................. $   73,065  $   48,919  $   98,858
                                             ==========  ==========  ==========


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                               UNREALIZED
                                              APPRECIATION
                                             (DEPRECIATION)
                                             OF INVESTMENT  RETAINED   TOTAL
FOR THE YEARS ENDED DECEMBER 31,               SECURITIES   EARNINGS   EQUITY
--------------------------------------------------------------------------------
(in thousands)
BALANCE AT JANUARY 1, 1995..................    $(57,212)   $636,869 $  579,657
 Net income for 1995........................         --       98,858     98,858
 Unrealized appreciation of securities......     216,153         --     216,153
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1995................     158,941     735,727    894,668
 Net income for 1996........................         --       48,919     48,919
 Unrealized depreciation of securities......     (73,211)        --     (73,211)
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1996................      85,730     784,646    870,376
 Net income for 1997........................         --       73,065     73,065
 Unrealized appreciation of securities......      66,279         --      66,279
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1997................    $152,009    $857,711 $1,009,720
                                                ========    ======== ==========



   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,               1997         1996         1995
----------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income................................  $    73,065  $    48,919  $    98,858
Adjustments to reconcile net income to net
 cash provided by operations:
 Capitalization of policy acquisition
  costs...................................      (64,427)     (60,234)     (52,147)
 Amortization of deferred acquisition
  costs...................................       43,223       46,137       36,794
 Policy fees on universal life and invest-
  ment contracts..........................     (104,342)     (89,349)     (80,652)
 Interest credited on universal life and
  investment contracts....................      160,417      171,051      186,549
 Depreciation and amortization............       18,682       11,613       13,260
 Premiums due and other receivables.......       (7,291)        (105)      (2,219)
 Realized capital (gains)/losses..........       (9,655)      10,078      (14,112)
 (Increase)/decrease in accrued investment
  income..................................           60        6,474        7,880
 (Increase)/decrease in amounts due from
  reinsurers..............................       (4,329)     (14,200)       9,994
 (Increase)/decrease in net broker dealer
  receivables.............................      (47,632)         296      (37,142)
 Increase/(decrease) in future policy ben-
  efit reserves...........................      (13,358)      58,697        9,276
 Increase/(decrease) in claims payable....          --           --       (16,322)
 Increase/(decrease) in income tax pay-
  able....................................       (4,526)       7,798      (59,512)
 Other, net...............................       (6,693)      39,625       (5,232)
                                            -----------  -----------  -----------
  NET CASH PROVIDED BY OPERATING ACTIVI-
   TIES...................................       33,194      236,800       95,273
                                            -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
 Debt securities available for sale.......    1,235,274      927,905    1,201,541
 Equity securities........................       20,374       25,413      153,985
 Real estate..............................       87,875       40,209       20,461
 Other....................................       14,355       15,284       10,834
Maturity and other principal repayments:
 Debt securities available for sale.......      472,474      278,290      276,806
 Equity securities........................          --           --         1,992
 Mortgage loans...........................       61,813      156,643      138,396
Cost of investments acquired:
 Debt securities available for sale.......   (1,772,007)  (1,427,048)  (1,448,184)
 Equity securities........................      (15,268)     (11,752)     (80,999)
 Mortgage loans...........................            0      (36,155)    (115,047)
 Real estate..............................      (15,600)      (8,542)     (15,428)
 Other....................................      (15,503)      (8,789)      (8,420)
Change in policy loans, net...............       13,084        1,234      (18,708)
(Increase)/decrease in short-term
 investments, net.........................       (5,955)      51,290      (80,740)
Purchases of furniture and equipment, net.       (4,116)      (6,449)      (5,369)
                                            -----------  -----------  -----------
  NET CASH (USED)/PROVIDED BY INVESTING
   ACTIVITIES.............................       76,800       (2,467)      31,120
                                            -----------  -----------  -----------

                                 - CONTINUED -


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS, CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                    1997       1996       1995
----------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment
 contracts......................................  $ 653,233  $ 625,816  $ 602,956
Withdrawals from universal life and investment
 contracts......................................   (552,311)  (567,697)  (608,416)
Transfers to separate accounts..................   (236,008)  (269,735)  (114,332)
Issuance/(repayment) of debt....................     24,842    (18,424)     1,354
                                                  ---------  ---------  ---------
  NET CASH USED BY FINANCING ACTIVITIES.........   (110,244)  (230,040)  (118,438)
                                                  ---------  ---------  ---------
  NET DECREASE IN CASH AND CASH EQUIVALENTS.....       (250)     4,293      7,955
CASH AND CASH EQUIVALENTS
 Beginning of the year..........................     37,314     33,021     25,066
                                                  ---------  ---------  ---------
 End of the year................................  $  37,064  $  37,314  $  33,021
                                                  =========  =========  =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
 Income Taxes...................................  $  54,507  $  20,228  $  46,286
 Interest Paid..................................      1,384        939      5,239

  See Note 2 for information on unrealized gains and losses and a 1996 non-cash transaction related to mortgage loans.



   The accompanying notes are an integral part of the consolidated financial statements.

-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS OF DOLLARS)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company (the "Company") was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer, investment advisory and real estate subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

ACCOUNTING CHANGES

As of January 1, 1996, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts". The initial effect of applying these pronouncements has been reported retroactively, as of January 1, 1993. SFAS No. 120 requires financial statements referred to as prepared in accordance with generally accepted accounting principles (GAAP) to apply all applicable authoritative GAAP pronouncements. Prior to the adoption of SFAS No. 120, statutory financial statements were permitted to be referred to as being prepared in accordance with GAAP. The significant GAAP authoritative pronouncements requiring initial application were as follows:

 . SFAS No. 60, "Accounting and Reporting by Insurance Enterprises",

 . SFAS No. 87, "Employers' Accounting for Pensions",

 . SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries",

 . SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain
  Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments",

 . SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than
  Pensions" ,

 . SFAS No. 109, "Accounting for Income Taxes",

 . SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts",

 . Statement of Position (SOP) 95-1, "Accounting for Certain Insurance
  Activities of Mutual Life Insurance Enterprises".

The cumulative effect of applying SFAS No. 120 and FIN 40 primarily consists of the initial deferral of acquisition costs, the establishment of deferred taxes, the change in methodology for insurance reserves, and the elimination of the statutory asset valuation reserve and interest maintenance reserve and the establishment of investment valuation allowances. In connection with the adoption of FIN 40, the Company also adopted SFAS No. 115, "Accounting for Certain Debt and Equity Securities" as of January 1, 1994.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

As a result of the change in accounting principles, net income as previously reported, has been restated as follows:

                                                                      1995
                                                                    ---------
   Net income, as previously reported.............................. $     729
   Add adjustments for the cumulative effect on prior years
    Deferred acquisition costs.....................................    15,353
    Policy reserves................................................   (12,079)
    Deferred taxes.................................................    32,341
    Investment reserves............................................    46,640
    Other, net.....................................................    15,874
    Total..........................................................    98,129
                                                                    ---------
   Net income, as adjusted......................................... $  98,858
                                                                    =========

As a result of the change in accounting principles, equity, as previously reported has been restated as follows:

                                                                      1995
                                                                    ---------
   Balance at beginning of year, as previously reported............ $ 315,321
                                                                    ---------
   Add adjustments for the cumulative effect on prior years of applying retroactively the new basis of accounting
    Deferred acquisition costs.....................................   466,446
    Policy reserves................................................   (67,526)
    Deferred taxes.................................................      (527)
    Investment reserves............................................    13,651
    Unrealized gains/(losses)......................................  (145,759)
    Other, net.....................................................    (1,949)
                                                                    ---------
    Total..........................................................   264,336
                                                                    ---------
   Balance at beginning of year, as adjusted.......................   579,657
                                                                    ---------
   Net income......................................................    98,858
   Net change in unrealized gains/(losses) on investment
    securities.....................................................   216,153
                                                                    ---------
                                                                      315,011
                                                                    ---------
   Balance at end of year.......................................... $ 894,668
                                                                    =========

INVESTMENTS

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported through a separate component of equity. Interest on debt securities is credited to income as it is earned.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be permanent based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include joint venture real estate partnerships, which are valued on the equity basis, and venture capital limited partnerships, which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of equity.

The Company utilizes various financial instruments, such as interest rate swaps and financial futures, to hedge against interest rate fluctuation. These instruments are recorded using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $44,329 and $40,671 at December 31, 1997 and 1996, respectively. Related depreciation and amortization expense was $8,183, $7,510 and $6,914 for the years ended December 31, 1997, 1996 and 1995, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill amounted to $16,932 and $17,740 at December 31, 1997 and 1996 respectively. Goodwill amortization was $808, $909 and $907 for 1997, 1996 and 1995, respectively.

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk, that include significant surrender charges, are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the Consolidated Income Statements are net of amounts deferred.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

 Participating Traditional Life and Life Contingent Annuity Products

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

 Universal Life Products and Other Annuity Products

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

 Policyholders' Dividends

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1997, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 80%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1997.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with 1997 presentation.

NOTE 2 - INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $1,208 and $1,390 as of December 31, 1997 and 1996, respectively.

                                                  DECEMBER 31, 1997
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
U.S. Treasury securities and U.S.
 Government and agency securities..  $  107,539  $  6,302    $  --    $  113,841
States and political subdivisions..      12,085       569       --        12,654
Foreign governments................      20,397     3,049       --        23,446
Corporate securities...............   2,854,234   218,145     6,748    3,065,631
Mortgage and other asset-backed se-
 curities..........................   2,133,758    76,160       757    2,209,161
                                     ----------  --------    ------   ----------
Total bonds........................   5,128,013   304,225     7,505    5,424,733
Redeemable preferred stocks........       3,085       --        166        2,919
                                     ----------  --------    ------   ----------
 TOTAL.............................  $5,131,098  $304,225    $7,671   $5,427,652
                                     ==========  ========    ======   ==========

                                                  DECEMBER 31, 1996
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
U.S. Treasury securities and U.S.
 Government and agency securities..  $   42,928  $    653   $    --   $   43,581
States and political subdivisions..         477        21       --           498
Foreign governments................      20,333     2,038       --        22,371
Corporate securities...............   2,819,418   134,505    11,911    2,942,012
Mortgage and other asset-backed se-
 curities..........................   2,192,353    27,135    16,471    2,203,017
                                     ----------  --------   -------   ----------
Total bonds........................   5,075,509   164,352    28,382    5,211,479
Redeemable preferred stocks........       3,575       --        266        3,309
                                     ----------  --------   -------   ----------
 TOTAL.............................  $5,079,084  $164,352   $28,648   $5,214,788
                                     ==========  ========   =======   ==========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following tables summarize the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, by contractual maturity.

                                                            DECEMBER 31, 1997
                                                          ---------------------
                                                          AMORTIZED  ESTIMATED
                                                             COST    FAIR VALUE
                                                          ---------- ----------
Maturity:
Within one year.......................................... $  241,759 $  240,871
After one year through five years........................    606,900    620,792
After five years through ten years.......................    613,951    644,749
After ten years through twenty years.....................    428,492    495,854
After twenty years.......................................  1,103,153  1,213,305
Mortgage and other asset-backed securities...............  2,133,758  2,209,162
                                                          ---------- ----------
 Total bonds.............................................  5,128,013  5,424,733
Redeemable preferred stocks..............................      3,085      2,919
                                                          ---------- ----------
  TOTAL.................................................. $5,131,098 $5,427,652
                                                          ========== ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.8 years.

At December 31, 1997, the Company held $2,209,162 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,961,662 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $247,500. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,810,481 are rated AAA and include $27,854 of interest only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

At December 31, 1997, the largest industry concentration of the Company's portfolio was investments in the finance industry of $734,428, representing 14% of the total debt portfolio.

Effective November 30, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." As a result of adopting this guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized gain of the securities reclassified were $546,834 and $47,348 respectively, at November 30, 1995.

Proceeds during 1997, 1996 and 1995 from sales of available for sale securities were $1,235,274, $927,905 and $1,201,541, respectively. Gross gains and gross losses realized on those sales were $21,799 and $8,990, respectively during 1997, $15,932 and $6,899, respectively during 1996 and $62,216 and $10,201, respectively during 1995. The change in net unrealized gains and losses on debt securities classified as available for sale included as a separate component of equity was $160,850, $(149,259) and $438,883 for 1997, 1996 and 1995,
respectively.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1997 and 1996, debt securities with amortized cost totaling $198,943 and $184,719, respectively, were less than investment grade. At December 31, 1997 and 1996, the Company did not hold any securities which are either in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or are in situations where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem debt securities"). The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1997 and 1996.

EQUITY SECURITIES

During 1997, 1996 and 1995, the proceeds from sales of equity securities amounted to $20,374, $25,413 and $153,985, respectively. The gross gains and gross losses realized on those sales were $975 and $558, $1,369 and $247, and $9,604 and $3,753, for 1997, 1996 and 1995, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

MORTGAGE LOANS

On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $781,564 and a book value of $780,942, the loans were written down to a fair market value of $755,559, and the related reserve of $25,285 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $781,564. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $98 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust.

The Company retained the highest quality classes of certificates with a par value of $715,126 and a fair market value of $734,326 at the time of the securitization. As of December 31, 1997, the par value and fair value of these securities was $570,130 and $597,248, respectively. The Company sold the lowest rated classes of certificates with a par value of $66,438 and a fair market value of $24,838.

The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $171,555 with a related reserve of $21,907 and an estimated fair value of $153,405 on the date of the securitization. Loans which the Company intended to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $99,817 and an estimated net realizable value of $81,310 at the time of the securitization. The writedown of $18,507 was fully offset by a release in mortgage loss reserve. As of December 31, 1997, the Company held $12,368 of these loans. The Company intended to hold mortgage loans with a book value of $71,738 on the date of the securitization, through their remaining terms. As of December 31, 1997, the Company continued to hold $44,428 of these mortgages. The Company discontinued the origination of commercial mortgage loans in 1996.

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                               1997      1996
                                                              -------  --------
Property Type
Office buildings............................................. $20,012  $ 51,510
Retail.......................................................   7,862    39,090
Dwellings....................................................  25,237    33,540
Other........................................................   3,685     4,174
Valuation allowance..........................................  (3,800)   (3,400)
                                                              -------  --------
 TOTAL....................................................... $52,996  $124,914
                                                              =======  ========

                                                               1997      1996
                                                              -------  --------
Geographic Concentration
Northeast.................................................... $23,313  $ 49,438
Midwest......................................................   5,922    22,920
South........................................................  12,502    20,717
West.........................................................  15,059    35,239
Valuation allowance..........................................  (3,800)   (3,400)
                                                              -------  --------
 TOTAL....................................................... $52,996  $124,914
                                                              =======  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                                                  1997   1996
                                                                 ------ -------
Balance at January 1............................................ $3,400 $47,192
Provision.......................................................    400      --
Charge offs.....................................................     -- (43,792)
                                                                 ------ -------
 BALANCE AT DECEMBER 31......................................... $3,800 $ 3,400
                                                                 ====== =======

As of December 31, 1997 and 1996, the Company's mortgage loan portfolio contained $0 and $15,726, respectively, of loans delinquent over 60 days or in foreclosure. As of December 31, 1997 and 1996, there were no non-income producing mortgage loans for the preceding twelve months.

During 1997, the Company did not restructure the terms of any outstanding mortgages. During 1996, the Company restructured the terms of outstanding mortgages with a carrying value of $4,000. As of December 31, 1997 and 1996, the mortgage loan portfolio included $2,834 and $7,110, respectively, of restructured mortgage loans. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $298 and $893 in 1997 and 1996, respectively. Gross interest income from these loans included in net investment income totaled $262 and $674 in 1997 and 1996, respectively.

At December 31, 1997, the recorded investment in loans that are considered to be impaired was $12,368 that, as a result of write-downs, do not have a valuation allowance. The average recorded investment in impaired loans during the year ended December 31, 1997 was approximately $38,096. During 1997, $1,454 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

REAL ESTATE

The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                1997     1996
                                                               -------  -------
Investment.................................................... $19,999  $33,386
Properties held for sale......................................   7,828   73,260
Less: valuation allowance                                       (5,469)  (8,841)
                                                               -------  -------
 TOTAL........................................................ $22,358  $97,805
                                                               =======  =======

At December 31, 1997 and 1996, accumulated depreciation on real estate amounted to $6,498 and $38,781, respectively. Depreciation expense on real estate totaled $5,709, $6,488 and $10,091 for the years ended December 31, 1997, 1996 and 1995, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093. During 1996, the Company wrote down the statement value of this property by $16,000 to its estimated fair value, based on changes in future valuation assumptions.

OTHER

Investments on deposit with regulatory authorities as required by law were $7,106 and $7,085 at December 31, 1997 and 1996, respectively.

As of December 31, 1997 and 1996, the Company's investments included $597,248 and $725,806, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 59% and 86% of equity at December 31, 1997 and 1996, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
NOTE 3 - INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                       1997     1996     1995
                                                     -------- -------- --------
Debt securities..................................... $390,852 $356,669 $331,644
Equity securities...................................    1,371    1,313    2,602
Mortgages...........................................   12,098   62,454   99,109
Real estate.........................................   17,519   24,143   31,661
Policy loans........................................   40,921   40,580   41,762
Short-term investments..............................    2,426    6,052    3,934
Other invested assets...............................   21,268   14,665   18,016
Cash and cash equivalents...........................        2       44       34
                                                     -------- -------- --------
Gross investment income.............................  486,457  505,920  528,762
 Less: Investment expenses..........................   26,251   30,605   38,989
                                                     -------- -------- --------
Investment income, net.............................. $460,206 $475,315 $489,773
                                                     ======== ======== ========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $3,154, $44,164 and $2,463 in 1997, 1996 and 1995, respectively.

                                                      1997      1996     1995
                                                     -------  --------  -------
Debt securities..................................... $12,991  $ 10,412  $51,873
Equity securities...................................     417     1,122    6,652
Mortgage loans......................................     280    (2,821)  (2,799)
Real estate.........................................    (684)  (22,356) (41,617)
Other...............................................    (811)    3,565        3
Amortization of deferred acquisition costs..........  (2,538)       --       --
                                                     -------  --------  -------
Realized gains/(losses)............................. $ 9,655  $(10,078) $14,112
                                                     =======  ========  =======

The following table summarizes the change in unrealized gains and losses for investments carried at fair value for the year ended December 31.

                                                    1997      1996       1995
                                                  --------  ---------  --------
Unrealized Gains/(Losses):
Debt securities.................................. $160,850  $(149,259) $438,883
Equity securities................................      408       (582)    2,340
Other............................................  (14,581)    (1,545)   11,190
                                                  --------  ---------  --------
                                                   146,677   (151,386)  452,413
                                                  --------  ---------  --------
Less:
Deferred policy acquisition costs................  (45,043)    38,324  (116,992)
Deferred income taxes............................  (35,355)    39,851  (119,268)
                                                  --------  ---------  --------
Net change in unrealized gains/(losses).......... $ 66,279  $ (73,211) $216,153
                                                  ========  =========  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 4 - FAIR VALUE INFORMATION:

The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1997 and 1996.

                                      1997                      1996
                            ------------------------- -------------------------
                            CARRYING VALUE FAIR VALUE CARRYING VALUE FAIR VALUE
                            -------------- ---------- -------------- ----------
FINANCIAL ASSETS:
Debt securities
 Available for sale........   $5,427,652   $5,427,652   $5,214,788   $5,214,788
Equity securities
 Common stock..............        3,051        3,051          660          660
 Non-redeemable preferred
  stocks...................        9,451        9,451       16,085       16,085
Mortgage loans.............       52,996       57,224      124,914      131,577
Policy loans...............      642,989      606,681      656,073      634,291
Cash & cash equivalents....       37,064       37,064       37,314       37,314
Short-term investments.....       43,470       43,470       37,515       37,515
Separate account assets....    1,869,094    1,869,094    1,368,384    1,368,384
Other invested assets......       88,928       88,928       94,369       94,369
FINANCIAL LIABILITIES:
Investment-type contracts
 Individual annuities......   $1,225,192   $1,260,639   $1,281,965   $1,317,257
 Guaranteed investment con-
  tracts...................       59,809       61,456      111,224      112,247
 Other group annuities.....      147,061      148,257      161,889      163,524
 Other policyholder funds..    1,541,372    1,541,372    1,498,334    1,498,334
                              ----------   ----------   ----------   ----------
  Total policyholder funds.    2,973,434    3,011,724    3,053,412    3,091,362
Policyholders' dividends
 payable...................       35,273       35,273       35,395       35,395
Separate account
 liabilities...............    1,869,094    1,869,094    1,368,384    1,368,384

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair value for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates their fair value due to the nature of the contracts. The statement values of other policyholder funds, policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1997 and 1996, the Company had interest rate swaps with aggregate notional amounts equal to $105,000 and $115,000, respectively, with average unexpired terms of 19 and 29 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $5,164 and $0, respectively at December 31, 1997 and $7,605 and $0, respectively, at December 31, 1996. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current credit worthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $155,356 and $0 as of December 31, 1997 and 1996, respectively.

NOTE 5 - INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                               1997      1996
                                                             --------  --------
DEFERRED TAX ASSETS
Future policy benefits...................................... $ 88,172  $ 83,327
Dividend award..............................................   11,970    12,005
Allowances for investment losses............................    3,667     8,411
Employee benefit liabilities................................   27,979    27,113
Other.......................................................   23,467    27,530
                                                             --------  --------
 Total deferred tax asset...................................  155,255   158,386
                                                             --------  --------
DEFERRED TAX LIABILITIES
Deferred acquisition costs..................................  127,495   124,660
Real estate.................................................   (1,261)      299
Unrealized gains............................................   81,553    48,233
Other.......................................................   22,564    20,977
                                                             --------  --------
 Total deferred tax liability...............................  230,351   194,169
                                                             --------  --------
Net deferred tax liability.................................. $ 75,096  $ 35,783
                                                             ========  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                    1997     1996      1995
                                                   -------  -------  --------
Tax expense at 35%................................ $44,442  $26,930  $ 27,096
Increase/(decrease) in income taxes resulting
 from:
 Differential earnings amount.....................   6,942      500     3,878
 Resolution of tax issues.........................      --       --   (57,000)
 Other............................................   2,528      595     4,587
                                                   -------  -------  --------
Federal income tax expense/(benefit).............. $53,912  $28,025  $(21,439)
                                                   =======  =======  ========

As a mutual life insurance company, the Company is subject to Internal Revenue
Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

In 1995, the Company settled various tax issues with the IRS, including an issue surrounding the tax treatment of certain traditional life insurance policy updates. As a result of these settlements, the 1995 federal income tax expense was decreased in the Income Statement by approximately $57,000, which included $22,300 of interest, net of tax.

The Internal Revenue Service has examined the Company's income tax returns through the year 1990 and is currently examining years 1991 through 1994.
Management believes that an adequate provision has been made for potential assessments.

NOTE 6 - BENEFIT PLANS:

The Company maintains qualified and non-qualified defined benefit pension plans covering substantially all of its employees. The plans are non-contributory and provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined by using the Projected Unit Credit
Method. The total pension expense related to these plans amounted to $5,917, $5,963 and $5,054 in 1997, 1996 and 1995, respectively.

The Company's funding policy for its qualified defined benefit plans is to contribute an amount between the minimum required contribution and the maximum deductible amount in accordance with the Internal Revenue Code. The following table summarizes the components of net periodic pension cost for the Company's qualified defined benefit plans:

                                                    1997     1996      1995
                                                   -------  -------  --------
Service cost...................................... $ 2,161  $ 2,506  $  1,827
Interest cost on projected benefit obligation.....   4,050    3,540     2,909
Actual return on assets...........................  (4,925)  (3,095)   (5,515)
Net amortization and deferrals....................   2,367      919     3,736
                                                   -------  -------  --------
Net periodic pension cost......................... $ 3,653  $ 3,870  $  2,957
                                                   =======  =======  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table summarizes the funded status of the Company's qualified defined benefit plans:

                                                     1997      1996      1995
                                                   --------  --------  --------
Actuarial present value of benefit obligation:
 Vested..........................................  $ 44,964  $ 32,572  $ 29,744
 Non-vested......................................       924       935       763
                                                   --------  --------  --------
Accumulated benefit obligation...................    45,888    33,507    30,507
Provision for future salary increases............    16,769    15,162    17,147
                                                   --------  --------  --------
Projected benefit obligation.....................    62,657    48,669    47,654
Plan assets at fair value........................   (42,783)  (37,938)  (34,067)
                                                   --------  --------  --------
Projected benefit obligation in excess of plan
 assets..........................................    19,874    10,731    13,587
Unrecognized prior service cost..................      (178)     (203)     (228)
Unrecognized net (gain) loss from past
 experience......................................    (9,605)   (2,430)   (6,859)
Unrecognized net asset obligation at transition..    (1,288)   (1,609)   (1,931)
                                                   --------  --------  --------
Accrued pension cost at December 31..............  $  8,803  $  6,489  $  4,569
                                                   ========  ========  ========

The assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                     1997      1996      1995
                                                   --------  --------  --------
Discount rate....................................     7.00%     7.50%     7.00%
Expected long-term rate of return on plan assets.     8.00%     8.00%     8.00%
Salary scale.....................................     5.50%     5.50%     5.50%

The qualified defined benefit pension plan's assets are held in trust and administered under a participatory group annuity contract issued by the Company with assets invested in various separate accounts of the Company. A non-participatory annuity contract issued by the Company funds benefits accrued prior to 1986.

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. At December 31, 1997, 1996 and 1995, the expense recognized for these plans was $8,345, $6,092 and $5,083, respectively. The estimated fair value of the defined contribution plans' assets were $229,378, $201,679 and $176,832, respectively.

The Company also provides certain medical, life insurance and other welfare benefits (postretirement benefits) for retired employees and full-time agents. Substantially all employees and full-time agents become eligible for these benefits if they reach retirement age while working for the Company and have at least 10 years of service. Employees retiring after January 1, 1993 receive a defined dollar benefit under the medical plan. The Company continues to fund postretirement benefit costs on a pay-as-you-go basis.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's Consolidated Balance Sheet and Income Statements at December 31.

                                                     1997     1996     1995
                                                    -------  -------  -------
Actuarial present value of accumulated
 postretirement benefit obligation:
 Retirees.......................................... $22,638  $21,301  $32,473
 Fully eligible active plan participants...........   2,707    2,547    2,826
 Other active plan participants....................   6,068    5,710    5,672
                                                    -------  -------  -------
  Total............................................  31,413   29,558   40,971
Plan assets at fair value..........................      --       --       --
                                                    -------  -------  -------
Accumulated postretirement benefits obligation in
 excess of plan assets.............................  31,413   29,558   40,971
Unrecognized prior service cost....................      --       --       --
Unrecognized net gain from past experience.........  13,730   16,261    5,129
                                                    -------  -------  -------
Accrued postretirement benefits cost............... $45,143  $45,819  $46,100
                                                    =======  =======  =======
Net periodic postretirement benefits cost includes
 the following components:
 Service cost......................................     393      434      355
 Interest cost on accumulated postretirement bene-
  fits obligation..................................   2,182    2,206    2,910
 Actual return on assets...........................      --       --       --
 Net amortization and deferral.....................  (1,060)    (815)    (573)
                                                    -------  -------  -------
Net periodic postretirement benefits cost.......... $ 1,515  $ 1,825  $ 2,692
                                                    =======  =======  =======

At December 31, 1997, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1998, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.00% at December 31, 1997. At December 31, 1996, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1997, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1996. At December 31, 1995, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9.0% in 1996, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1995.

If the health care cost trend rate was increased by one percentage point for each future year, the accumulated postretirement benefit obligation as of December 31, 1997 would increase by $1,948. The effect of this change on the sum of the service cost and interest cost, before taxes, would be an increase of $136.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 7 - REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectable. The table below highlights the amounts shown in the accompanying financial statements.

                                               ASSUMED    CEDED TO
                                     GROSS    FROM OTHER   OTHER        NET
                                    AMOUNT    COMPANIES  COMPANIES    AMOUNT
                                  ----------- ---------- ---------- -----------
DECEMBER 31, 1997:
Life Insurance in Force.......... $31,027,764 $5,217,856 $4,620,599 $31,625,021
Premiums.........................     190,754     11,189      6,723     195,220
Benefits.........................     330,432     14,293     26,916     317,809
Reserves.........................   5,741,456      1,993     59,322   5,684,127
DECEMBER 31, 1996:
Life Insurance in Force.......... $30,057,996 $5,420,951 $3,186,567 $32,292,380
Premiums.........................     196,897     12,745      9,821     199,821
Benefits.........................     293,270     16,466     16,808     292,928
Reserves.........................   5,833,970      2,063     56,632   5,779,401

During 1995, the Company had gross premiums of $184,362, assumed premiums of $13,453 and ceded premiums of $9,908 and gross benefits of $303,911, assumed benefits of $13,265 and ceded benefits of $14,700.

Reinsurance receivables with a carrying value of $50,617 and $50,522 were associated with a single reinsurer at December 31, 1997 and 1996, respectively.

During 1995, the Company recaptured the portion of its disability income business that was previously reinsured under a quota share and excess reinsurance agreement with the Monarch Life Insurance Company ("Monarch"). As a result of this recapture, approximately $21,200 of cash and policyholder reserves were transferred to the Company from Monarch.

NOTE 8 - COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1997, the Company had outstanding commitments totaling $38,326 relating to these investment activities. The fair value of these commitments approximates the face amount.

NOTE 9 - STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 1997 and 1996 was $435,861 and $379,774, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1997, 1996 and 1995, was $63,615, $25,905 and $729, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
NOTE 10 - BUSINESS SEGMENT INFORMATION:
The operations of the Company are conducted principally through two business units: Insurance and Broker-Dealer. The insurance operations offer a diverse portfolio of life insurance products and both individual and group annuity products. The Broker-Dealer operations provide broad financial and investment services.

Assets are held directly by each business unit in amounts necessary to both fund liabilities and to provide a margin to cover business risks.

The table below summarizes the information concerning the business units:

                                                    YEAR ENDED DECEMBER 31,
                                                --------------------------------
                                                   1997       1996       1995
                                                ---------- ---------- ----------
REVENUES
Insurance...................................... $  778,179 $  765,210 $  803,276
Broker-Dealer..................................    291,156    241,809    201,037
                                                ---------- ---------- ----------
 TOTAL......................................... $1,069,335 $1,007,019 $1,004,313
                                                ========== ========== ==========
PRETAX INCOME
Insurance...................................... $   84,722 $   43,765 $   53,337
Broker-Dealer..................................     42,255     33,178     24,082
                                                ---------- ---------- ----------
 TOTAL......................................... $  126,977 $   76,943 $   77,419
                                                ========== ========== ==========
                                                    DECEMBER 31,
                                                ---------------------
                                                   1997       1996
                                                ---------- ----------
IDENTIFIABLE ASSETS
Insurance...................................... $8,784,570 $8,259,309
Broker-Dealer..................................    582,308    497,739
                                                ---------- ----------
 TOTAL......................................... $9,366,878 $8,757,048
                                                ========== ==========

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUMS
  The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with the Basic Death Benefit indicated. The table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

                                             BASIC               MINIMUM              BASE
     ISSUE AGE          SEX OF               DEATH               INITIAL             MONTHLY
     OF INSURED         INSURED             BENEFIT              PREMIUM             PREMIUM
  ------------------------------------------------------------------------------------------
         25                 M               $ 50,000             $ 48.00             $ 24.00
  ------------------------------------------------------------------------------------------
         30                 F               $ 75,000             $ 76.40             $ 38.20
  ------------------------------------------------------------------------------------------
         35                 M               $ 75,000             $108.40             $ 54.20
  ------------------------------------------------------------------------------------------
         40                 F               $100,000             $155.00             $ 77.50
  ------------------------------------------------------------------------------------------
         45                 M               $100,000             $227.86             $113.93
  ------------------------------------------------------------------------------------------
         50                 F               $100,000             $242.52             $121.26
  ------------------------------------------------------------------------------------------
         55                 M               $100,000             $376.16             $188.08
  ------------------------------------------------------------------------------------------
         60                 F               $ 75,000             $297.76             $148.88
  ------------------------------------------------------------------------------------------
         65                 M               $ 75,000             $491.62             $245.81
  ------------------------------------------------------------------------------------------
         70                 F               $ 50,000             $352.78             $176.39
  ------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------
ADMINISTRATIVE SURRENDER CHARGES PER $1,000

           ATTAINED AGE OF INSURED                   CHARGE PER EACH $1,000
               ON POLICY DATE                      OF INITIAL SPECIFIED AMOUNT
  ----------------------------------------------------------------------------
                     0-9                                      $1.00
  ----------------------------------------------------------------------------
                    10-19                                     $2.00
  ----------------------------------------------------------------------------
                    20-29                                     $3.00
  ----------------------------------------------------------------------------
                    30-39                                     $4.00
  ----------------------------------------------------------------------------
                    40-49                                     $5.00
  ----------------------------------------------------------------------------
                    50-59                                     $6.00
  ----------------------------------------------------------------------------
                   60-over                                    $7.00
  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------
APPLICABLE PERCENTAGES

     ATTAINED AGE          PERCENTAGE               ATTAINED AGE               PERCENTAGE
  ---------------------------------------------------------------------------------------
         0-40                 250                        61                       128
  ---------------------------------------------------------------------------------------
          41                  243                        62                       126
  ---------------------------------------------------------------------------------------
          42                  236                        63                       124
  ---------------------------------------------------------------------------------------
          43                  229                        64                       122
  ---------------------------------------------------------------------------------------
          44                  222                        65                       120
  ---------------------------------------------------------------------------------------
          45                  215                        66                       119
  ---------------------------------------------------------------------------------------
          46                  209                        67                       118
  ---------------------------------------------------------------------------------------
          47                  203                        68                       117
  ---------------------------------------------------------------------------------------
          48                  197                        69                       116
  ---------------------------------------------------------------------------------------
          49                  191                        70                       115
  ---------------------------------------------------------------------------------------
          50                  185                        71                       113
  ---------------------------------------------------------------------------------------
          51                  178                        72                       111
  ---------------------------------------------------------------------------------------
          52                  171                        73                       109
  ---------------------------------------------------------------------------------------
          53                  164                        74                       107
  ---------------------------------------------------------------------------------------
          54                  157                      75-90                      105
  ---------------------------------------------------------------------------------------
          55                  150                        91                       104
  ---------------------------------------------------------------------------------------
          56                  146                        92                       103
  ---------------------------------------------------------------------------------------
          57                  142                        93                       102
  ---------------------------------------------------------------------------------------
          58                  138                        94                       101
  ---------------------------------------------------------------------------------------
          59                  134                        95                       100
  ---------------------------------------------------------------------------------------
          60                  130
  ---------------------------------------------------------------------------------------

   PROSPECTUS -- MAY 1, 1998
FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES
--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172 . TELEPHONE (215) 956-8000
--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable universal life insurance policy (the "Policy" or "Policies") offered by The Penn Mutual Life Insurance Company ("Penn Mutual"). The Policy is designed to provide lifetime insurance protection on the Insured named in the Policy and at the same time provide flexibility to vary the amount and timing of premiums and to change the amount of death benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs under a single insurance policy.

  You have the opportunity to allocate net premiums and Policy Value to one or more subaccounts of the Penn Mutual Variable Life Account I (the "Separate Account") and Penn Mutual's general account (the "Fixed Account"), within limits. The assets of each subaccount are invested in a corresponding fund (each, a "Fund," and together, the "Funds") of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, American Century Variable Portfolios, Inc., Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II or Morgan Stanley Universal Funds, Inc. Each Fund is managed by the investment adviser shown below:

FUNDS                                                     MANAGERS
-------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
  Growth Equity Fund                                      Independence Capital Management, Inc.
                                                           (a wholly owned subsidiary of The Penn Mutual Life
                                                           Insurance Company)
  Value Equity Fund                                       OpCap Advisors
  Small Capitalization Fund                               OpCap Advisors
  Emerging Growth Fund                                    RS Investment Management, Inc.
  Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
  International Equity Fund                               Vontobel USA Inc.
  Quality Bond Fund                                       Independence Capital Management, Inc.
  High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
  Money Market Fund                                       Independence Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN ADVISER MANAGEMENT TRUST
  Limited Maturity Bond Portfolio                         Neuberger & Berman Management, Inc.
  Balanced Portfolio                                      Neuberger & Berman Management, Inc.
  Partners Portfolio                                      Neuberger & Berman Management, Inc.
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Capital Appreciation Portfolio                          American Century Investment Management, Inc.
-------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income Portfolio                                 Fidelity Management & Research Company
  Growth Portfolio                                        Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND
 II
  Asset Manager Portfolio                                 Fidelity Management & Research Company
  Index 500 Portfolio                                     Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.
  Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management Inc.
-------------------------------------------------------------------------------------------------------------

  The accompanying prospectuses for the Funds describe the Funds, including the risks of investing in the Funds, and provide other information on the Funds. This prospectus generally describes only those features of the Policy related to the Separate Account. For a brief summary of the Fixed Account, see "The Fixed Account," page 15.

  You can select from two death benefit options available under the Policy: a level death benefit ("Specified Amount" or "Option 1") and an increasing death benefit ("Specified Amount Plus Policy Value" or "Option 2"). Penn Mutual guarantees that the death benefit will never be less than the Specified Amount (less any unrepaid policy loans and past due charges) so long as the Policy is in force.

 The Policy provides for a net cash surrender value that can be obtained by surrendering the Policy. Because this value is based on the performance of the Funds, to the extent of allocations to the Separate Account, there is no guaranteed net cash surrender value. If the net cash surrender value is insufficient to cover the charges due under the Policy, the Policy will lapse without value. However, Penn Mutual guarantees to keep the Policy in force during the first three policy years so long as the No-Lapse Premium requirement and other conditions have been met. The Policy also provides for policy loans and permits partial surrenders within limits.
  It may not be advantageous to replace existing insurance with the Policy. Within certain limits, you may return the Policy or convert it to a life insurance policy with benefits that do not vary with the investment results of a separate account.
THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE DECIDING TO PURCHASE A POLICY. IT SHOULD BE RETAINED FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR EACH FUND. THE FUND PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

--------------------------------------------------------------------------------
DEFINITIONS OF TERMS........................................................   4
--------------------------------------------------------------------------------
SUMMARY AND DIAGRAM OF THE POLICY...........................................   6
--------------------------------------------------------------------------------
GENERAL INFORMATION ABOUT PENN MUTUAL, THE SEPARATE ACCOUNT AND THE FUNDS...   9
  The Penn Mutual Life Insurance Company....................................   9
  Penn Mutual Variable Life Account I.......................................   9
  The Funds.................................................................   9
  Substitution of Securities................................................  12
  Voting Rights.............................................................  12
--------------------------------------------------------------------------------
PREMIUMS AND ALLOCATIONS....................................................  12
  Applying for a Policy.....................................................  12
  Free Look Right to Cancel Policy..........................................  12
  Premiums..................................................................  13
  Premiums to Prevent Lapse.................................................  13
  Net Premium Allocations...................................................  14
  Crediting Premiums........................................................  14
  Transfers.................................................................  14
  Dollar Cost Averaging Program.............................................  14
  Asset Rebalancing.........................................................  15
--------------------------------------------------------------------------------
FIXED ACCOUNT...............................................................  15
  Fixed Account.............................................................  15
  Interest Credited on Policy Value in the Fixed Account....................  16
  Calculating Fixed Account Value...........................................  16
  Deductions, Surrenders and Transfers from the Fixed Account...............  16
  Payments from the Fixed Account...........................................  16
--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS......................................................  16
  Premium Charge............................................................  16
  Daily Mortality and Expense Risk Charge...................................  17
  Monthly Deduction.........................................................  17
  Transfer Charge...........................................................  18
  Surrender Charges.........................................................  18
  Partial Surrender Charge..................................................  19
  Fund Expenses.............................................................  20
--------------------------------------------------------------------------------
HOW YOUR POLICY VALUES VARY.................................................  20
  Determining the Policy Value..............................................  20
  Net Policy Value..........................................................  20
  Cash Surrender Value......................................................  21
  Net Cash Surrender Value..................................................  21
--------------------------------------------------------------------------------
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT...............................  21
  Amount of Death Benefit...................................................  21
  Basic Death Benefit and Specified Amount Options..........................  21
  Initial Specified Amount and Option.......................................  21
  Changes in Specified Amount Option........................................  21
  Changes in Specified Amount...............................................  22
  Selecting and Changing the Beneficiary....................................  22

-------------------------------------------------------------------------------
CASH BENEFITS..............................................................  22
  Policy Loans.............................................................  22
  Surrendering the Policy for Net Cash Surrender Value.....................  23
  Partial Surrenders.......................................................  23
  Maturity Benefit.........................................................  24
  Payment Options..........................................................  24
-------------------------------------------------------------------------------
ILLUSTRATIONS OF POLICY VALUES, NET CASH SURRENDER VALUES, DEATH BENEFITS
 AND ACCUMULATED PREMIUMS .................................................  24
-------------------------------------------------------------------------------
OTHER POLICY BENEFITS AND PROVISIONS.......................................  33
  Right to Convert to a Fixed Benefit Policy...............................  33
  Dividends................................................................  33
  Limits on Our Rights to Contest the Policy...............................  33
  Changes in the Policy or Benefits........................................  33
  When Proceeds Are Paid...................................................  33
  Reports to Policy Owners.................................................  33
  Assignment...............................................................  34
  Reinstatement............................................................  34
  Supplemental Benefits....................................................  34
-------------------------------------------------------------------------------
TAX CONSIDERATIONS.........................................................  34
  Introduction.............................................................  34
  Tax Status of the Policy.................................................  34
  Tax Treatment of Policy Benefits.........................................  35
  Possible Charge for Penn Mutual's Taxes..................................  37
-------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE POLICIES AND PENN MUTUAL.......................  37
  Sale of the Policies.....................................................  37
  Board of Trustees........................................................  38
  Senior Officers..........................................................  39
  State Regulation.........................................................  39
  Additional Information...................................................  39
  Experts..................................................................  40
  Litigation...............................................................  40
  Legal Matters............................................................  40
  Financial Statements.....................................................  40
-------------------------------------------------------------------------------
APPENDICES
  A--Sample Minimum Initial Premiums....................................... A-1
  B--Sample Maximum Surrender Charge Premiums Per $1,000 of Initial
   Specified Amount........................................................ B-1
  C--Administrative Surrender Charges Per $1,000........................... C-1
  D--Applicable Percentages................................................ D-1
-------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUSES OF THE FUNDS OR THEIR RESPECTIVE STATEMENTS OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
DEFINITIONS OF TERMS

  ACCOUNT: A Subaccount of the Separate Account or the Fixed Account. ATTAINED AGE: The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

  BASIC DEATH BENEFIT: Specified Amount or Specified Amount Plus Policy Value, depending on the option selected. See page 21.
  BENEFICIARY: The person to whom the Death Benefit is paid.

  CASH SURRENDER VALUE: Policy Value less any surrender charges that would be deducted if the Policy were surrendered. See page 21.

  DEATH BENEFIT: The amount of money payable to the Beneficiary if the Insured dies while the Policy is in force. The calculation of the Death Benefit is described on page 21.
  FIXED ACCOUNT: An account consisting of assets owned by Penn Mutual with respect to the Policies, other than those in the Separate Account.
  INDEBTEDNESS: The total amount owed Penn Mutual as a result of Policy loans, including both principal and accrued interest.
  INITIAL SPECIFIED AMOUNT: The Specified Amount on the Policy Date.
  INSURED: The person whose life is covered by the Policy.

  ISSUE DATE: The date the Policy is issued. A Policy is issued after completion of underwriting. If the initial premium is received at our Office and invested before underwriting has been completed, the Issue Date will be later than the Policy Date. In that case, once issued, Policy coverage is retroactive to the Policy Date. The Issue Date is used to measure contestability periods. See page 33.
  MATURITY DATE: The Policy Anniversary nearest the Insured's 95th birthday. MAXIMUM SURRENDER CHARGE PREMIUM: An amount calculated separately for each Policy based on the Initial Specified Amount. It is used to determine the surrender charge assessable if the Policy is surrendered during the first 11 Policy Years. The Maximum Surrender Charge Premium for any Policy is not more than the first year No-Lapse Premiums. See Appendix B.
  MONTHLY ANNIVERSARY: The same day as the Policy Date for each succeeding month, except that, if the Policy Date is the 29th, 30th or 31st of a month, the Monthly Anniversary is deemed to be the first of the following month. The Monthly Deduction is deducted on each Monthly Anniversary.

  NET CASH SURRENDER VALUE: Net Policy Value less any applicable surrender charge that would be deducted upon surrender. See page 21.
  NET POLICY VALUE: Policy Value less any Indebtedness.

  NET PREMIUM: A premium minus the premium charge. See page 16.

  NO-LAPSE PREMIUM: An amount used to measure premiums paid during the first three Policy Years for purposes of the Three-Year Guarantee. See page 13.

  OFFICE: Operations Offices, 600 Dresher Road, Horsham, PA, 19044.
  OWNER, YOU: The person who purchases a Policy.
  PENN MUTUAL, WE, US: The Penn Mutual Life Insurance Company.
  POLICY ANNIVERSARY: An anniversary of the Policy Date.
  POLICY DATE: The date from which Policy Years and Monthly Anniversaries are measured.

  POLICY LOAN ACCOUNT: A portion of the Policy Value held in the Fixed Account as collateral for policy loans. See page 23.

  POLICY VALUE: The total amount in the Accounts credited to a Policy. Calculation of the Policy Value is described on page 20.
  POLICY YEAR: The year commencing with the Policy Date and ending on the day before the first Policy Anniversary, or any following year commencing with a Policy Anniversary and ending on the day before the next Policy Anniversary.
  SEPARATE ACCOUNT: Penn Mutual Variable Life Account I, a separate investment account of The Penn Mutual Life Insurance Company.

  SPECIFIED AMOUNT: A dollar amount used to determine the death benefit under a Policy. See page 21.

  SUBACCOUNT: A division of the Separate Account established to invest in a particular Fund and available for investment under the Policies.

  SURRENDER CHARGE PREMIUM: An amount used to determine the sales charge deducted on surrender of the Policy. See page 18.
  VALUATION DATE: Each day the New York Stock Exchange and our Office are open for business.
  VALUATION PERIOD: A period commencing with the close of business on the New York Stock Exchange and ending at the close of business on the New York Stock Exchange for the next succeeding Valuation Date.

--------------------------------------------------------------------------------
SUMMARY AND DIAGRAM OF THE POLICY

THE FOLLOWING SUMMARY OF PROSPECTUS INFORMATION AND DIAGRAM OF THE POLICY SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS. UNLESS OTHERWISE INDICATED, THE DESCRIPTION OF THE POLICY IN THIS PROSPECTUS ASSUMES THAT THE POLICY IS IN FORCE AND THERE IS NO OUTSTANDING INDEBTEDNESS.
  The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, the Owner of a Policy pays premiums for insurance coverage on the person insured. Also like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Surrender Value during the early Policy Years may be substantially lower than the premiums paid.

  However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit of a Policy may, and the Policy Value will, increase or decrease to reflect the investment performance of the Subaccounts to which Policy Value is allocated. Also, there is no guaranteed minimum Net Cash Surrender Value. Nonetheless, Penn Mutual guarantees to keep the Policy in force during the first three Policy Years so long as the No-Lapse Premium requirement has been met and Indebtedness is not excessive. See "Three-Year Guarantee," page 13. Otherwise, if the Net Cash Surrender Value is insufficient to pay charges due, the Policy will lapse without value after a grace period. See "Premiums to Prevent Lapse," page 13.
  The most important features of the Policy, such as charges, cash benefits, death benefits, and calculation of Policy values, are summarized in the diagram on the following pages.
  PURPOSE OF THE POLICY. The Policy is designed to be a long-term investment providing significant insurance benefits. The Policy should be considered in conjunction with other insurance policies owned by the Owner. It may not be advantageous to replace existing insurance policies with the Policy.

  TAX CONSIDERATIONS. Penn Mutual intends for the Policy to satisfy the definition of a life insurance contract under section 7702 of the Internal Revenue Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." Penn Mutual will monitor Policies and will attempt to notify an Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract, see page 34.

  FREE LOOK RIGHT TO CANCEL AND CONVERSION RIGHT. For a limited time after the Policy is issued, you have the right to cancel your Policy and receive a full refund of the initial premium paid. See "Free Look Right to Cancel Policy," page 12. Until the end of this limited period, Net Premiums paid will be invested in the Subaccount investing in the Penn Series Money Market Fund. See "Net Premium Allocations," page 14. At any time within the first 24 Policy Months, you may convert your Policy to a flexible premium (non-variable) adjustable life insurance policy. See "Right to Convert to a Fixed Benefit Policy," page 33.
  OWNER INQUIRIES. If you have any questions, you may write to us (The Penn Mutual Life Insurance Company, Philadelphia, PA, 19172) or call us (1-800-523-
0650).

                               DIAGRAM OF POLICY


                                PREMIUM PAYMENTS

                 . You select a payment plan but are not
                   required to pay premiums according to
                   the plan. You can vary the amount and
                   frequency and can skip planned
                   premiums. See page 12 for rules and
                   limits.

                 . Minimum initial premium and planned
                   premium depend on the Insureds' age,
                   sex and underwriting class, Specified
                   Amount selected, and any supplemental
                   riders. See Appendix A for sample
                   minimum initial premiums.

                 . Unplanned premiums may be made, within
                   limits. See page 12.

                 . Under certain circumstances, extra
                   premiums may be required to prevent
                   lapse. See page 13.


                            DEDUCTIONS FROM PREMIUMS

          . For sales load (4.0% of premiums; currently reduced to 2.25% of premiums paid in excess of the Maximum
            Surrender Charge Premium).

          . For state premium tax (2.5% of premiums). See page
            16.


                                  NET PREMIUMS

 . You direct the allocation of Net Premiums among 18 Subaccounts of the Separate Account and the Fixed Account (the "Accounts"). See page 14 for rules and limits on Net Premium allocations.

 . The Subaccounts invest in corresponding portfolios ("Funds") of Penn
   Series Funds, Inc. ("Penn Series"), Neuberger & Berman Advisers Management Trust ("AMT"), American Century Variable Portfolios, Inc. ("American Century Variable Portfolios"), Fidelity Investments' Variable Insurance Products Fund ("VIP Fund"), Fidelity Investments' Variable Insurance Products Fund II ("VIP Fund II") and Morgan Stanley Universal Funds, Inc. ("Morgan Stanley"). See page 9. Funds available are:

      Penn Series - Growth Equity Fund     AMT - Limited Maturity Bond
      Penn Series - Value Equity Fund      Portfolio
                                           AMT - Balanced Portfolio
      Penn Series - Small Capitalization Fund
      Penn Series - Emerging Growth Fund   AMT - Partners Portfolio
      Penn Series - Flexibly Managed Fund  TCI Portfolio - TCI Growth
                                           VIP Fund - Equity-Income Portfolio
      Penn Series - International Equity Fund
      Penn Series - Quality Bond Fund      VIP Fund - Growth Portfolio
      Penn Series - High Yield Bond Fund   VIP Fund II - Asset Manager
      Penn Series - Money Market Fund      Portfolio

                                           VIP Fund II - Index 500 Portfolio
                                           Morgan Stanley - Emerging Markets
                                           Equity (International) Portfolio

 . Interest is credited on amounts allocated to the Fixed Account at a minimum guaranteed rate of 4%. See page 15 for rules and limits on Fixed Account allocations.


                             DEDUCTIONS FROM ASSETS

 . Monthly Deduction for cost of insurance, administrative expenses, and charges for any supplemental benefits. Administrative expenses are currently $9.00 per month the first Policy Year, $5.00 per month thereafter, plus for the first 12 months after the Policy Date, and for the 12 policy months following an increase in Specified Amount, a $0.10 charge per $1,000 of the Initial Specified Amount or the increase. See page 17.

 . Daily charge at an annual rate of 0.90% (currently reduced to 0.60% after the 15th Policy Year) from Policy Value in the Subaccounts for mortality and expense risks. See page 17. This charge is not deducted from Fixed Account Value.

 . Investment advisory fees and other fund expenses are deducted from the assets of each Fund. See page 20.

                                  POLICY VALUE

 . Is the amount in the Accounts credited to your Policy. It is equal to Net Premiums, as adjusted each Valuation Date to reflect Subaccount investment experience, interest credited on Fixed Account Value, charges deducted and other policy transactions (such as transfers and partial surrenders). See page 19.

 . Varies from day to day. There is no minimum guaranteed Policy Value.
   The Policy may lapse if the Net Cash Surrender Value is insufficient to cover the Monthly Deduction then due. See page 13.

 . Policy Value can be transferred among the Accounts. See page 14 for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . Dollar cost averaging and asset rebalancing programs are available. See page 14.

 . Policy Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value, Net Cash Surrender Value, Net Policy Value and the Basic Death Benefit used to determine benefits.




          CASH BENEFITS                               DEATH BENEFITS


                                              . Income tax free to
 . Loans may be taken for                       Beneficiary.
   amounts up to 90% of Cash
   Surrender Value, at a net
   interest rate of 1.0%.
   Currently, the net interest
   rate is 0.25% after the
   first 10 Policy Years. See
   page 22 for rules and
   limits.

                                              . Available as lump sum or
                                                under a variety of payment
                                                options.

                                              . Minimum Basic Death Benefit
                                                ("Specified Amount") of
                                                $50,000.

 . Partial surrenders
   generally can be made up to                . Two Specified Amount
   four times a Policy Year                     options available:
   provided there is                            Specified Amount Option 1
   sufficient remaining Net                     (level Basic Death Benefit)
   Cash Surrender Value. An                     and Specified Amount Plus
   administrative charge of                     Policy Value Option 2
   the lesser of $25 or 2% of                   (increasing Basic Death
   the surrender amount                         Benefit). See page 21.
   requested will apply. See
   page 22 for rules and
   limits.

                                              . Flexibility to change
                                                Specified Amount option and
                                                change Specified Amount.
                                                See page 21 for rules and
                                                limits.

 . The Policy may be
   surrendered in full at any
   time for its Net Cash
   Surrender Value. A
   declining sales load
   charge, starting at a level
   of up to 25% of the Maximum
   Surrender Charge Premium
   (not more than the first
   year No-Lapse Premiums)
   will apply to a full
   surrender made during the
   first 11 Policy Years. In
   addition, a declining
   administrative charge will
   apply to a full surrender
   made during the first 11
   Policy Years or the 11
   years following an increase
   in Specified Amount. See
   page 18.

                                              . Supplemental benefits
                                                available by rider. See
                                                page 34.

 . Payment options available.
   See page 23.

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GENERAL INFORMATION ABOUT PENN MUTUAL, THE SEPARATE ACCOUNT AND THE FUNDS
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THE PENN MUTUAL LIFE INSURANCE COMPANY

  Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172, and our operations offices are located at 600 Dresher Road, Horsham, Pennsylvania, 19044.
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PENN MUTUAL VARIABLE LIFE ACCOUNT I

  We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. It is used to support the Policies as well as other variable life insurance policies, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts, of which Penn Mutual Variable Life Account I is registered with the SEC.

  We own the assets in the Separate Account. The Separate Account is divided into Subaccounts. The Subaccounts available under the Policies invest in shares of a specific Fund of Penn Series Funds, Inc. ("Penn Series"), Neuberger & Berman Advisers Management Trust ("AMT"), American Century Variable Portfolios, Inc. ("American Century Variable Portfolios") (formerly TCI Portfolios, Inc.), Fidelity Investments' Variable Insurance Products Fund ("VIP Fund"), Fidelity Investments' Variable Insurance Products Fund II ("VIP Fund II") and Morgan Stanley Universal Funds, Inc. ("Morgan Stanley"). The Separate Account includes other Subaccounts which are not available under the Policy and are not otherwise discussed in this prospectus.
  Income, gains and losses, realized or unrealized, of a Subaccount are credited to or charged against the Subaccount without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to each Subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

  Like other business organizations and individuals around the world, the Separate Account could be adversely affected if the computer systems do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Penn Mutual is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Separate Account's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account.
--------------------------------------------------------------------------------
THE FUNDS

  Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds. The investment objectives of each of the Funds in which Subaccounts invest is set forth below. There is, of course, no assurance that these objectives will be met.
  PENN SERIES - GROWTH EQUITY FUND -seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well-established growth companies.
  PENN SERIES - VALUE EQUITY FUND -seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows.
  PENN SERIES - SMALL CAPITALIZATION FUND -seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalization of under $1 billion.
  PENN SERIES - EMERGING GROWTH FUND -seeks capital appreciation through investing primarily in common stocks of emerging growth companies with above-average growth prospects.
  PENN SERIES - FLEXIBLY MANAGED FUND -seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short-term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.
  PENN SERIES - INTERNATIONAL EQUITY FUND -seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.
  PENN SERIES - QUALITY BOND FUND -seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment-grade debt securities.
  PENN SERIES - HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.
  PENN SERIES - MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
  AMT - LIMITED MATURITY BOND PORTFOLIO - seeks the highest current income consistent with low risk to principal and liquidity; as a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal; investments are made by investing all of its net investable assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objective, policies and limitations; the underlying series pursues objectives primarily by investing in a diversified portfolio of limited maturity debt securities.
  AMT - BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment in common stocks and debt securities; investments are made by investing all of its net investable assets in a series of Advisers Managers Trust (a diversified open-end management investment company) with identical investment objective, policies and limitations; as to the underlying series, it is anticipated that normally 60% of total assets will be invested in common stocks and remaining assets will be invested in debt securities; at least 25% of the Series assets will be invested in fixed income senior securities.
  AMT - PARTNERS PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger & Berman reserves the right to make changes in the investment objectives, but will notify shareholders thirty days in advance of any proposed material change.
  AMERICAN CENTURY VARIABLE PORTFOLIOS - CAPITAL APPRECIATION PORTFOLIO (FORMERLY GROWTH PORTFOLIO) - seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management, have better than average potential for appreciation; the Fund intends to stay fully invested in such securities.
  VIP FUND - EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.
  VIP FUND - GROWTH PORTFOLIO - seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
  VIP FUND II - ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.
  VIP FUND II - INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.
  MORGAN STANLEY - EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.
  Each Fund sells and redeems its shares at net asset value without any sales charge. Any dividend from net investment income or distribution from realized gains from security transactions of a Fund is reinvested at net asset value in shares of the same Fund.

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THE MANAGERS

  INDEPENDENCE CAPITAL MANAGEMENT, INC. ("Independence Capital Management"), of Horsham, Pennsylvania, is investment adviser to each of the Penn Series
Funds.

  T. ROWE PRICE ASSOCIATES, INC. ("Price Associates"), of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and the Penn Series High Yield Bond Fund.

  OPCAP ADVISORS ("OpCap") (formerly Quest for Value Advisors), of New York, New York, is investment sub-adviser to the Penn Series Value Equity and the Penn Series Small Capitalization Fund.

  VONTOBEL USA INC. ("Vontobel"), of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

  RS INVESTMENT MANAGEMENT, INC. (formerly Robertson Stephens Investment Management, Inc.), San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.
  NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B Management") of New York, New York, is the investment adviser to each series of Advisers Managers Trust underlying the AMT Limited Maturity Bond Portfolio, the AMT Balanced Portfolio and the AMT Partners Portfolio.
  AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century") of Kansas City, Missouri, is the investment adviser to Capital Appreciation Portfolio.
  FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR") of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio and Index 500 Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (FarEast) Inc.
  MORGAN STANLEY ASSET MANAGEMENT INC. ("Morgan Stanley") of New York, New York, is the investment adviser to Morgan Stanley Universal Funds' Emerging Markets Equity (International) Portfolio.
  Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

  We have entered into agreements with Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley governing the Separate Account's investment in those Funds. Under the agreement with American Century Variable Portfolios, the adviser to the American Century Variable Portfolios compensates Penn Mutual for certain administrative services provided by Penn Mutual. The advisers to the VIP Fund, VIP Fund II and Morgan Stanley Portfolios, or their affiliates, also compensate Penn Mutual for services rendered in making shares of the portfolios available under the policies.
  The shares of Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley are also sold to separate accounts of other insurance companies and, in the case of AMT, also directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity policy separate accounts (and also qualified pension and retirement plans with respect to AMT) to invest in the same underlying mutual fund. Although neither we nor Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II or Morgan Stanley currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series, American Century Variable Portfolios and Morgan Stanley, respectively, and the Boards of Trustees of AMT, VIP Fund and VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity policyowners and variable life policyowners (and also qualified pension and retirement plans with respect to AMT) arises.
  Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund of Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund or Morgan Stanley, respectively; or (4) differences between voting instructions given by variable annuity policyowners and those given by variable life policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable life and variable annuity policyowners. This could include discontinuance of investment in a Fund.

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SUBSTITUTION OF SECURITIES

  If investment in a Subaccount should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another subaccount or insurance company separate account is in the interest of Owners, we may substitute another subaccount or insurance company separate account. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.
--------------------------------------------------------------------------------
VOTING RIGHTS

  We are the legal owner of shares held by the Subaccounts and as such have the right to vote on all matters submitted to shareholders of the Funds. However, as required by law, we will vote shares held in the Subaccounts at regular and special meetings of shareholders of the Funds in accordance with instructions received from Owners with Policy Value in the Subaccounts. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the Funds in our own right, we may elect to do so.
  To obtain voting instructions from Owners, before a meeting we will send Owners voting instruction material, a voting instruction form and any other related material. The number of shares held by each Subaccount for which an Owner may give voting instructions is currently determined by dividing the portion of the Owner's Policy Value in the Subaccount by the net asset value of one share of the applicable Fund. Fractional votes will be counted. The number of votes for which an Owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares held by a Subaccount for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.
  We may, if required by state insurance officials, disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise Owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

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PREMIUMS AND ALLOCATIONS

--------------------------------------------------------------------------------

APPLYING FOR A POLICY

  If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. You also must pay an initial premium at least equal to the minimum required. See "Premiums," below. Your premium can be submitted with the application or at a later date, but Policy coverage will not become effective until the initial premium in good order is received at our Office.
  We require satisfactory evidence of the Insured's insurability, which may include a medical examination of the Insured. Generally, we will issue a Policy covering an Insured up to age 70 if evidence of insurability satisfies our underwriting rules. We may, in our sole discretion, issue a Policy covering an Insured over age 70. Acceptance of an application depends on our underwriting rules, and we reserve the right to reject an application for any reason.

--------------------------------------------------------------------------------

FREE LOOK RIGHT TO CANCEL POLICY

  You may cancel your Policy for a refund of premium during your "free-look" period. This period expires 10 days after you receive your Policy, 45 days after your application is signed, or 10 days after we mail or deliver a Notice of Right of Withdrawal, whichever is latest. If you decide to cancel the Policy, you must return it by mail or delivery to us or to our authorized agent who sold it. Immediately after mailing or delivery, the Policy will be deemed void from the beginning. We will refund premiums paid within seven days after we receive the Policy.

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PREMIUMS

  The minimum initial premium required depends on a number of factors, such as the age, sex and rate class of the proposed Insured, the desired Specified Amount, any supplemental benefits and the planned premiums you propose to make. The initial premium must be at least equal to two No-Lapse Premiums. See "Planned Premiums," below. Sample minimum initial premiums are shown in Appendix A.

  Additional premiums may be paid in any amount and at any time, subject to the following limits. First, a premium must be at least $25 and must be sent to our Office. We may require satisfactory evidence of insurability before accepting any premium which results in an increase in the net amount at risk (defined on page 17).

  Second, we reserve the right to limit total premiums paid in a Policy Year to the planned premiums selected (see "Planned Premiums," below). In addition, total premiums paid in a Policy Year may not exceed guideline premium limitations for life insurance set forth in the Internal Revenue Code. We will refund any portion of any premium which is determined to be in excess of the premium limit established by law to qualify a Policy as a policy for life insurance. (The amount refunded will be the excess premium plus any gain attributable to the excess premium.) In addition, we will monitor Policies and will attempt to notify the Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract under the Internal Revenue Code. See "Tax Considerations," page 34.
  Lastly, no premium will be accepted after the Maturity Date.
  PLANNED PREMIUMS. When applying for a Policy, you select a plan for paying level premiums at specified intervals, e.g., monthly, semi-annually or annually, until the Maturity Date. You are not required to pay premiums in accordance with this plan; rather, you can pay more or less than planned or skip a planned premium entirely. You can change the amount and frequency of planned premiums whenever you want by sending written notice to our Office. However, we reserve the right to limit the amount of a premium or the total premiums paid, as discussed above. We will send you reminder notices for planned premiums, unless you have arranged to pay planned premiums by pre-authorized check.

  THREE-YEAR GUARANTEE. We guarantee that a Policy will remain in force during the first three Policy Years, regardless of the sufficiency of the Net Cash Surrender Value, if the total premiums paid less any partial surrenders is greater than or equal to the No-Lapse Premium multiplied by the number of months the Policy has been in force. The No-Lapse Premium is a benchmark monthly premium calculated for each Policy based on the age, sex and rate class of the Insured, the requested Specified Amount and any supplemental benefits. The No-Lapse Premium for your Policy generally will be less than the monthly amount of planned premiums you select to pay. The Three-Year guarantee will not prevent the termination of the Policy if the Net Cash Surrender Value becomes insufficient because of excessive Indebtedness. See "Loan Repayment; Effect if Not Repaid," page 22.

  PREMIUMS UPON INCREASE IN SPECIFIED AMOUNT. Depending on the Policy Value at the time of an increase in the Specified Amount and the amount of the increase requested, an additional premium or change in the amount of planned premiums may be advisable. See "Changes in Specified Amount," page 22. We will notify you if a premium is necessary or a change appropriate.
  If you increase your Policy's Specified Amount during the first three Policy Years, we will extend the Three-Year Guarantee (see above) to three years after the effective date of the increase.
--------------------------------------------------------------------------------
PREMIUMS TO PREVENT LAPSE

  Failure to pay planned premiums will not necessarily cause a Policy to lapse. Conversely, paying all planned premiums will not necessarily guarantee that a Policy will not lapse (except when the Three-Year Guarantee is in effect). Rather, whether a Policy lapses depends on whether its Net Cash Surrender Value is insufficient to cover the Monthly Deduction (see page 17) when due.
  If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of the Monthly Deduction to be deducted on that date and the Three-Year Guarantee is not in effect, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in the Net Cash Surrender Value or the Net Cash Surrender Value has decreased because insufficient premiums have been paid to offset the Monthly Deduction.
  GRACE PERIOD. If your Policy goes into default, you will be allowed a 61-day grace period to pay a premium sufficient to cover the Monthly Deduction. We will send notice of the amount required to be paid during the grace period ("grace period premium") to your last known address and to any assignee of record. The grace period will begin when the notice is sent. Your Policy will remain in effect during the grace period. If the Insured should die during the grace period before the grace period premium is paid, the Death Benefit will still be payable to the Beneficiary, although the amount paid will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death. See "Amount of Death Benefit," page 21. If the grace period premium has not been paid before the grace period ends, your Policy will lapse. It will have no value and no benefits will be payable. See "Reinstatement," page 34.

  A grace period also may begin if Indebtedness becomes excessive. See "Loan Repayment; Effect if not Repaid," page 22.
--------------------------------------------------------------------------------
NET PREMIUM ALLOCATIONS

  In the application, you specify the percentage of a Net Premium to be allocated to each Account. The sum of your allocations must equal 100%, and each allocation percentage must be a whole number. However, until the free look period expires, all Net Premiums received are invested in the Subaccount investing in the Penn Series Money Market Fund (the "Money Market Subaccount"). At the end of this period (which for this purpose is assumed to begin 3 days after we issue your Policy), the Policy Value in the Money Market Subaccount is transferred to and allocated to the Accounts based on the premium allocation percentages in the application. See "Determining the Policy Value," page 20.

  The Net Premium allocation percentages specified in the application will apply to subsequent premiums until you change them. You can change the allocation percentages at any time provided they total 100% and each is a whole number, by sending written notice to our Office. The change will apply to all premiums received with or after our receipt of your notice.
--------------------------------------------------------------------------------
CREDITING PREMIUMS

  The initial Net Premium will be credited to the Policy as of the Valuation Date the first premium is received at our office. Planned premiums and unplanned premiums not requiring additional underwriting will be credited to the Policy and the resulting Net Premiums will be invested as requested on the Valuation Date the premium was received by our Office. However, any premium requiring additional underwriting will be allocated to the Money Market Subaccount until underwriting has been completed and the premium has been accepted. When accepted, the Policy Value in the Money Market Subaccount attributable to the resulting Net Premium will be credited to the Policy and allocated to the Accounts as requested. If an additional premium is rejected, we will return the premium, without any adjustment for investment experience.
--------------------------------------------------------------------------------
TRANSFERS

  You may transfer Policy Value among the Accounts subject to the following rules, some of which depend on whether Policy Value is to be transferred from a Subaccount or the Fixed Account. Transfers to or from a Subaccount will be based on values at the end of the Valuation Period in which the transfer request is received at our Office. You may request transfers by calling our Office. The Company will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We require certain identifying information to process a telephone transfer.

  Transfers may not be requested until after the end of the free-look period (see page 12). A transfer will take effect on the date the request is received at our Office. We may, however, defer transfers under the same conditions that we may delay payment of proceeds. See "When Proceeds are Paid," page 33. There is no limit on the number of transfers that may be made. However, after 12 transfers have been made during a Policy Year, we reserve the right to impose a $10 transfer charge on subsequent transfers. No transfer charge will be made if the Specified Amount exceeds $4,999,999. See "Transfer Charge," page 18.
    SUBACCOUNT TRANSFER RULES. Transfers among Subaccounts and from
  Subaccounts to the Fixed Account may be made at any time. The minimum amount of Policy Value that may be transferred from a Subaccount is $250 or, if less, the full amount held in the Subaccount. If less than the full amount of Policy Value in a Subaccount is being transferred from the Subaccount, the amount remaining must be at least $250.

    FIXED ACCOUNT TRANSFER RULES. Policy Value held in the Fixed Account may be transferred to a Subaccount or Subaccounts only during the 30-day period following the end of each Policy Year. The amount transferred must be at least $250, or if less, the Policy Value held in the Fixed Account. If the amount transferred is less than the Policy Value then held in the Fixed Account, at least $250 must remain in the Fixed Account. See "Deductions, Surrenders and Transfers from the Fixed Account," page 16, for additional rules and limits for the Fixed Account.
  The transfer rules described above do not apply to transfers made under a dollar cost averaging or asset rebalancing program.
--------------------------------------------------------------------------------
DOLLAR COST AVERAGING PROGRAM

  You may elect a dollar cost averaging program for the allocation of your Policy Value among the Accounts. A dollar cost averaging program allows you to authorize in advance monthly transfers of set dollar amounts from the Money Market Subaccount to one or more other Accounts.

  The main objective of dollar cost averaging is to shield investments from short term price fluctuations. Since the same dollar amount is transferred to selected Accounts each month, more accumulation units are purchased in a Subaccount when their value is low, and fewer accumulation units are purchased when their value is high. As a result, a lower than average cost of purchasing accumulation units may be achieved over the long term. This plan of investing allows Owners to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.
  SELECTING DOLLAR COST AVERAGING. You may select a dollar cost averaging program when you apply for the Policy or at a later date by contacting our Home Office. You specify the Accounts to which amounts will be transferred and the dollar amount to be allocated to each Account. To begin a program, the planned premium for that year must be $600 and the amount to be transferred each month must be at least $50.
  OPERATION OF THE PROGRAM. Transfers will be made on the 15th of each month. Transfers will continue until the earliest of the following:
  . We receive a written or telephone request to stop making transfers.
  . There no longer is sufficient Policy Value in the Money Market Subaccount to make the specified transfer.
  . The Policy is in a grace period.
  . We receive notice that the Insured has died.
  Transfers under a dollar cost averaging program are not counted for purposes of the transfer rules discussed above.
--------------------------------------------------------------------------------
ASSET REBALANCING

  You may elect an asset rebalancing program for your Policy Value. Policy Value allocated to the Accounts can be expected to increase or decrease at different rates. An asset rebalancing program automatically reallocates your Policy Value among the Accounts each quarter to return the allocation to the original allocation percentages you specify. Asset rebalancing is intended to transfer Policy Value from those Accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help an Owner "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that an Owner will not have losses.
  SELECTING ASSET REBALANCING. You may select an asset rebalancing program when you apply for the Policy or at a later date by contacting our Home Office. You specify the Accounts to be included in the program, and the percentage of Policy Value to be allocated to each specified Account. Each allocation percentage must be a whole number. You can elect to have your entire Policy Value rebalanced among the specified Accounts each quarter, or limit the program to the Policy Value in specified Accounts on each rebalancing date (e.g., to restore a 60/40 ratio for Policy Value in the Value Equity Subaccount and Quality Bond Subaccount on each rebalancing date). The minimum Policy Value to start an asset rebalancing program is $1,000. If a dollar cost averaging program is in effect, Policy Value in the Money Market Subaccount may not be included in an asset rebalancing program.
  OPERATION OF THE PROGRAM. Effective on the last day of each calendar quarter, we will transfer Policy Value among the Accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until we receive a written or telephone request at our Home Office to terminate.
  Transfers made under an asset rebalancing program are not counted for purposes of the transfer rules described above.
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FIXED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED
ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE FIXED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. THE DISCLOSURE REGARDING THE FIXED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.
--------------------------------------------------------------------------------
FIXED ACCOUNT

  The Fixed Account consists of assets owned by Penn Mutual with respect to the Policies, other than those held in the Separate Account. It is part of our general account assets. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the Fixed Account. The Policy Loan Account is part of the Fixed Account.
--------------------------------------------------------------------------------
INTEREST CREDITED ON POLICY VALUE IN THE FIXED ACCOUNT

  Net Premiums allocated to the Fixed Account and Policy Value transferred from the Subaccounts to the Fixed Account are credited to the Fixed Account Value. The Fixed Account Value also includes the portion of Policy Value transferred to the Policy Loan Account as collateral for policy loans. We will credit interest on these amounts at rates we determine in our sole discretion, but in no event will interest credited on these amounts be less than an effective rate of at least 4% per year, compounded annually.
  However, if at the time of an allocation or transfer to the Fixed Account, we are crediting a rate of interest higher than 4%, the higher rate will apply to the amount from the date of its allocation or transfer to the Fixed Account through to the end of the twelve-month period beginning on the first day of the calendar month in which the allocation or transfer was made. If a higher rate of interest is credited, different rates of interest may apply to amounts allocated or transferred at different times, and different rates of interest may apply to amounts held in a Policy Loan Account than to the remaining portion of Policy Value held in the Fixed Account. ANY INTEREST CREDITED ON POLICY VALUE IN THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE OF
4% PER YEAR WILL BE DETERMINED IN OUR SOLE DISCRETION.
--------------------------------------------------------------------------------
CALCULATING FIXED ACCOUNT VALUE

  The Fixed Account Value is calculated daily. See "Fixed Account Value," page
20.
--------------------------------------------------------------------------------
DEDUCTIONS, SURRENDERS AND TRANSFERS FROM THE FIXED ACCOUNT

  Amounts allocated to the Fixed Account at different times, whether from Net Premiums or transfers, may be credited with different rates of interest. Whenever a charge is deducted from Policy Value in the Fixed Account, or an amount is withdrawn from the Policy Value in the Fixed Account to satisfy a partial surrender, transfer or policy loan request, the charge or withdrawal will be taken first from the amount most recently allocated to the Fixed Account, then the amount next most recently allocated, and so forth. See page 14 for limits and restrictions on transfers of Policy Value from the Fixed Account.

  If there is any Policy Value in the Policy Loan Account, it is not available for transfers, partial surrenders or policy loans, nor are any charges deducted from this portion of Policy Value. Amounts are transferred to or from the
Policy Loan Account only when policy loans are taken or repayments made. If an amount is transferred from the Policy Loan Account to the remaining portion of the Fixed Account Value, it will be treated as a new allocation to the Fixed Account and will be credited with interest at the rate then in effect for Fixed Account allocations. See "Policy Loan Account," page 23.
--------------------------------------------------------------------------------
PAYMENTS FROM THE FIXED ACCOUNT

  We may defer payment of proceeds from the Fixed Account for a partial surrender, full surrender or policy loan request for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn
Mutual policy. If a payment from the Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.
--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
PREMIUM CHARGE

  We deduct a charge from each premium before allocating the resulting Net Premium to the Policy Value. It consists of a charge for premium taxes and a sales charge. The premium charge is guaranteed not to exceed 6.5%. Currently, we reduce the charge to 4.75% for all premiums paid in excess of the Maximum Surrender Charge Premium for your Policy.
  The premium tax portion of the premium charge is 2.5%. This portion reimburses us for state premium taxes associated with the Policies. We expect to pay premium taxes at an average rate for all states of approximately 2.5% of premiums.

  The sales portion of the premium charge is 4.0% (currently 2.25% of premiums paid in excess of the Maximum Surrender Charge Premium). The sales portion partially compensates us for the expenses of selling and distributing the Policies, including paying sales commissions, printing prospectuses, preparing sales literature and paying for other promotional activities. An additional sales charge may be deducted on surrender of a Policy during the first 11 Policy Years. See "Surrender Charge for Initial Specified Amount," page 18.

--------------------------------------------------------------------------------
DAILY MORTALITY AND EXPENSE RISK CHARGE

  We deduct a daily charge from assets in the Subaccounts attributable to the Policies. This charge does not apply to Fixed Account Value. The charge is guaranteed not to exceed an annual rate of 0.90% of Subaccount assets for the duration of a Policy. Currently, we reduce this charge to 0.60% after the fifteenth Policy Year. We will notify you if we change our intention to reduce the charge after the fifteenth Policy Year. We may realize a profit from this charge.
  The mortality risk we assume is that the Insureds on the Policies may die sooner than anticipated and that therefore Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against the Policies.
--------------------------------------------------------------------------------
MONTHLY DEDUCTION

  On the Issue Date and each Monthly Anniversary, we deduct the Monthly Deduction from the Policy Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. (For this purpose, the Policy Date is treated as a Monthly Anniversary.) The Monthly Deduction consists of (1) insurance charges ("Cost of Insurance Charge"), (2) administrative charges (the "Monthly Expense Charge"), and (3) any charges for additional benefits added by supplemental agreement to a Policy ("Supplemental Benefit Charges"), as described below. The Monthly Deduction is deducted from the Accounts pro rata on the basis of the portion of Policy Value in each Account. See "Deductions, Surrenders and Transfers from the Fixed Account," page 16 for applicable rules.
  COST OF INSURANCE CHARGE. This charge compensates us for providing insurance coverage. The charge depends on a number of variables and therefore will vary from Policy to Policy and from Monthly Anniversary to Monthly Anniversary. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying (a) the cost of insurance rate for the Insured by (b) the net amount at risk under the Policy for that Monthly Anniversary.

  The net amount at risk for a Monthly Anniversary is the difference between the Basic Death Benefit (see page 21) for a Policy (as adjusted to take into account assumed monthly earnings at an annual rate of 4%) and the Policy Value, as calculated on that Monthly Anniversary before the Monthly Deduction is taken.
  The cost of insurance rate for a Policy is based on the Attained Age, sex and rate class of the Insured, and therefore varies from time to time. We currently place Insureds in the following rate classes, based on our underwriting: a smoker, nonsmoker or preferred nonsmoker standard rate class or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker, and are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class.
  We place the Insured in a rate class when we issue the Policy, based on our underwriting of the application. This original rate class applies to the Initial Specified Amount. When an increase in Specified Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the Initial Specified Amount. If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Specified Amount, and the original rate class will continue to apply to the Initial Specified Amount.

  We do not conduct underwriting for an increase in Specified Amount if the increase is requested as part of a conversion from a term policy or on exercise of a guaranteed option to increase the Specified Amount without underwriting. See "Supplemental Benefits," page 34. In the case of a term conversion, the rate class that applies to the increase is the same rate class that applied to the term policy. In the case of a guaranteed option, the Insured's rate class for an increase will be the class in effect when the guaranteed option rider was issued.

  If we use different cost of insurance rates for increases, the following rules will apply for purposes of determining the net amount at risk for each rate. If the Specified Amount includes the Policy Value (Option 1) (see page
21), we will allocate the Policy Value solely to the Initial Specified Amount unless it exceeds the Initial Specified Amount. If the Policy Value exceeds the Initial Specified Amount, the excess will be considered part of the increases in Specified Amount in the order of the increases. If there is a decrease in Specified Amount after an increase, a decrease is applied first to decrease any prior increases in Specified Amount, starting with the most recent increase and then each prior increase. If the Specified Amount does not include the Policy Value (Option 2) (see page 21), no Policy Value is allocated to the Initial Specified Amount or any increase.
  We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Age Nearest Birthday ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples or additives of the 1980 CSO Tables.

  Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. Current cost of insurance rates are currently less for the portion of the net amount at risk in excess of $50,000 than for the initial $50,000. As to the portion in excess of $50,000, current cost of insurance rates are lower for Policies with a Specified Amount of $250,000 or more than for Policies with a lower Specified Amount. However, guaranteed rates do not change if the net amount at risk exceeds $50,000 or Specified Amount exceeds $250,000.
  Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker standard class are lower than guaranteed rates for an Insured of the same age and sex in a smoker standard class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker standard class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.
  LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS. Mortality tables for the Policies generally distinguish between males and females. Thus, premiums and benefits under Policies covering males and females of the same age will generally differ. We do, however, also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer Policies with unisex mortality tables to such prospective purchasers.
  MONTHLY EXPENSE CHARGE. This charge compensates us for administrative expenses associated with the Policies and the Separate Account. These expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. The Monthly Expense Charge is the aggregate of the following:
  a) a flat charge of $9.00 per month (currently only $5.00 per month after the first Policy Year; we will notify you before it is increased);
  b) for the first 12 policy months after the Policy Date, a charge based on the Initial Specified Amount ($0.10 per $1,000 of Specified Amount per month); and
  c) for the 12 policy months following the effective date of an increase in Specified Amount, a charge based on the increase ($0.10 per $1,000 of the increase in Specified Amount per month).
  Except for the flat monthly charge (which is reduced to $5.00 after the first Policy Year but may be later increased to $9.00), these charges are guaranteed not to increase over the life of the Policy. We do not anticipate making any profit on the Monthly Expense Charge.

  SUPPLEMENTAL BENEFIT CHARGES. See "Supplemental Benefits," page 34.
-------------------------------------------------------------------------------
TRANSFER CHARGE

  We reserve the right to impose a $10 transfer charge on any transfer of Policy Value among the Accounts in excess of the 12 free transfers permitted each Policy Year. We will notify you before imposing the charge. No transfer charge will be made if the Specified Amount exceeds $4,999,999. If the charge is imposed, it will be deducted from the amount requested to be transferred before allocation to the new Account(s). If an amount is being transferred from more than one Account, the transfer charge will be deducted proportionately from the amount being transferred from each Account. This charge, if imposed, will reimburse us for administrative expenses incurred in effecting transfers. We do not anticipate making any profit on this charge.
-------------------------------------------------------------------------------
SURRENDER CHARGES

  If the Policy is surrendered during the first 11 Policy Years, we will deduct a surrender charge for the Initial Specified Amount. If a Policy is surrendered within 11 years after an increase in Specified Amount, we will deduct a surrender charge for the increase in Specified Amount. The surrender charge will be deducted before any surrender proceeds are paid.
  SURRENDER CHARGE FOR INITIAL SPECIFIED AMOUNT. The surrender charge for the Initial Specified Amount consists of a sales charge component and administrative charge component and declines to 0 over time as follows. The original amount of this surrender charge, which is deducted on a surrender made during the first 7 Policy Years, is the sum of the following:
  a) 25% of premiums paid on the Policy, up to the Maximum Surrender Charge Premium (which is an amount calculated separately for each Policy and is never more than 12 No-Lapse Premiums)--See Appendix B; and
  b) an administrative charge based on the Initial Specified Amount and the Insured's Attained Age on the Policy Date (ranging from $1.00 up to Attained Age 9 to $7.00 at Attained Age 60 and over, per $1,000 of Initial Specified Amount)--See Appendix C.

  After the seventh completed Policy Year, the original amount of the surrender charge is decreased by 20% for each subsequent Policy Year completed before the date of surrender in accordance with the following table.

                                                      PERCENTAGE OF ORIGINAL
           SURRENDER DURING POLICY YEAR             AMOUNT OF SURRENDER CHARGE
                 1st through 7th                               100%
  ----------------------------------------------------------------------------
                       8th                                      80%
  ----------------------------------------------------------------------------
                       9th                                      60%
  ----------------------------------------------------------------------------
                       10th                                     40%
  ----------------------------------------------------------------------------
                       11th                                     20%
  ----------------------------------------------------------------------------
                    after 11th                                   0%
  ----------------------------------------------------------------------------

  After the 11th Policy Year, there is no surrender charge for the Initial Specified Amount.

  The sales charge component of the surrender charge is to reimburse us for some of the expenses incurred in the distribution of the Policies. We also deduct a sales charge from each premium. See "Premium Charge," page 16. The sales charge component, together with the sales charge included in the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Unrecovered expenses are borne by our general assets which may include profits, if any, from the mortality and expense risk charge. See "Daily Mortality and Expense Risk Charge," page 17.
  The administrative charge component of the surrender charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's rate class, and establishing Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.
  SURRENDER CHARGE FOR AN INCREASE IN SPECIFIED AMOUNT. The surrender charge for an increase in Specified Amount consists solely of an administrative charge and declines to 0 over time as follows. The original amount of this charge, which is deducted in full on a surrender made during the first 7 years following the effective date of an increase in Specified Amount, is based on the increase in Specified Amount and the Insured's Attained Age as of the effective date of the increase. It ranges from $1.00 up to Attained Age 9 to $7.00 at Attained Age 60 and over per $1,000 of increase in Specified Amount. See Appendix C.
  After the seventh year following an increase in Specified Amount, the original amount of the surrender charge for the increase is decreased by 20% for each subsequent year completed before the surrender date in accordance with the following table.

                                                      PERCENTAGE OF ORIGINAL
           SURRENDER DURING YEAR                    AMOUNT OF SURRENDER CHARGE
              AFTER INCREASE                               FOR INCREASE
  ----------------------------------------------------------------------------
              1st through 7th                                  100%
  ----------------------------------------------------------------------------
                    8th                                         80%
  ----------------------------------------------------------------------------
                    9th                                         60%
  ----------------------------------------------------------------------------
                   10th                                         40%
  ----------------------------------------------------------------------------
                   11th                                         20%
  ----------------------------------------------------------------------------
                after 11th                                       0%
  ----------------------------------------------------------------------------

  After the 11th year following an increase in Specified Amount, there is no surrender charge for the increase.
  The surrender charge is designed to cover the administrative expenses associated with increasing the Specified Amount. We do not anticipate making a profit on this charge.
--------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE

  We will deduct an administrative charge upon a partial surrender. This charge is the lesser of 2% of the amount surrendered or $25. This charge will be deducted from the Policy Value in addition to the amount requested to be surrendered and will be considered to be part of the partial surrender amount. See page 23 for rules for allocating the deduction. We do not anticipate making a profit on this charge.

--------------------------------------------------------------------------------
FUND EXPENSES

  The value of the net assets of the Separate Account reflect the investment advisory fees and other expenses incurred by the Funds. See the prospectuses for Penn Series, AMT, American Century Variable Portfolios, VIP Fund, VIP Fund II and Morgan Stanley.
--------------------------------------------------------------------------------
HOW YOUR POLICY VALUES VARY

There is no guaranteed minimum Policy Value or Net Cash Surrender Value. These values will vary with the investment experience of the Subaccounts and/or the daily crediting of interest in the Fixed Account, and will depend on the allocation of Policy Value. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of the Monthly Deduction to be deducted on that date (see page 14) and the Three-Year Guarantee is not then in effect, the Policy will be in default and a grace period will begin. See "Three-Year Guarantee," page 13, and "Grace Period," page 13.
--------------------------------------------------------------------------------
DETERMINING THE POLICY VALUE

  On the Policy Date the Policy Value is equal to the initial Net Premium. If the Policy Date and the Issue Date are the same day, the Policy Value is equal to the initial Net Premium, less the Monthly Deduction. On each Valuation Date thereafter, the Policy Value is the aggregate of the Variable Accumulation Values in the Subaccounts and the Fixed Account Value credited to the Policy. The Policy Value will vary to reflect the performance of the Subaccounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, charges, transfers, withdrawals, policy loans and policy loan repayments.
  VARIABLE ACCUMULATION VALUES. When you allocate an amount to a Subaccount, either by Net Premium allocation or transfer of Policy Value, your Policy is credited with accumulation units in that Subaccount. The number of accumulation units is determined by dividing the amount allocated to the Subaccount by the Subaccount's accumulation unit value for the Valuation Date when the allocation is effected.
  The number of Subaccount accumulation units credited to your Policy will increase when Net Premiums are allocated to the Subaccount, amounts are transferred to the Subaccount and loan repayments are credited to the Subaccount. The number of Subaccount accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction is taken from the Subaccount, a policy loan is taken from the Subaccount, an amount is transferred from the Subaccount, or a partial surrender, including the partial surrender charge, is taken from the Subaccount.
  ACCUMULATION UNIT VALUES. A Subaccount's accumulation unit value varies to reflect the investment experience of the underlying Fund, and may increase or decrease from one Valuation Date to the next. The accumulation unit value for each Subaccount was arbitrarily set at $10 when the Subaccount was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a Subaccount for the prior valuation period by the net investment factor for the Subaccount for the current valuation period.

  NET INVESTMENT FACTOR. The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. It is based on the change in net asset value of the Fund shares held by the Subaccount, and reflects any dividend or capital gain distributions on Fund shares and the deduction of the daily mortality and expense risk charge (see page 17).
  FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account Value of a Policy is the total of all Net Premiums allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such
Net Premiums and transferred amounts, less the amount of any transfers from the Fixed Account, less the amount of any partial surrenders, including the partial surrender charges, taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction deducted from the Fixed Account. If there have been any policy loans, the Fixed Account Value is further adjusted to reflect the amount in the Policy Loan Account held in the Fixed Account, including transfers to and from the Policy Loan Account as loans are taken and repayments are made, and interest credited on the Policy Loan Account.
--------------------------------------------------------------------------------
NET POLICY VALUE

  The Net Policy Value on a Valuation Date is the Policy Value less Indebtedness on that date.

--------------------------------------------------------------------------------
CASH SURRENDER VALUE

  The Cash Surrender Value on a Valuation Date is the Policy Value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The Cash Surrender Value is used to calculate the Loan Value and to determine whether Indebtedness is excessive (see page 23). The Loan Value is
90% of the Cash Surrender Value.
--------------------------------------------------------------------------------
NET CASH SURRENDER VALUE

  The Net Cash Surrender Value on a Valuation Date is equal to the Net Policy Value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The Net Cash Surrender Value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.
--------------------------------------------------------------------------------
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

  As long as the Policy remains in force, we will pay the Death Benefit upon receipt at our Office of satisfactory proof of the Insured's death. We may require return of the Policy. The Death Benefit will be paid in a lump sum generally within seven days after receipt of such proof (see "When Proceeds Are Paid," page 33) or, if elected, under a payment option (see "Payment Options," page 24). The Death Benefit will be paid to the Beneficiary. See "Selecting and Changing the Beneficiary," page 22.
--------------------------------------------------------------------------------
AMOUNT OF DEATH BENEFIT

  The Death Benefit is equal to the sum of the Basic Death Benefit on the date of the Insured's death, plus any dividend payable on that date (see
"Dividends," page 33), plus any supplemental benefits provided by rider, minus any Indebtedness on that date and, if the date of death occurred during a grace period, minus the past due Monthly Deductions. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Our Rights to Contest the Policy" and "Misstatement of Age or Sex," page 33.
  If part or all of the Death Benefit is paid in one sum, Penn Mutual will pay interest on this sum from the date of the Insured's death to the date of payment. We determine the interest rate, but it will not be less than a rate of 3% per year compounded annually.
--------------------------------------------------------------------------------
BASIC DEATH BENEFIT AND SPECIFIED AMOUNT OPTIONS

  The Policy Owner may choose one of two Specified Amount Options, which will determine the Basic Death Benefit. Under Option 1, the Basic Death Benefit is the greater of the Specified Amount or the Applicable Percentage of Policy Value on the date of the Insured's death. Under Option 2, the Basic Death Benefit is the greater of the Specified Amount plus the Policy Value, or the Applicable Percentage of the Policy Value, on the date of the Insured's death.

  If investment performance is favorable the amount of the Basic Death Benefit may increase. However, under Option 1, the Basic Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all, whereas under Option 2, the Basic Death Benefit will vary directly with the investment performance of the Policy Value. To see how and when investment performance may begin to affect the Basic Death Benefit, please see the illustrations beginning on page 24.
  The "Applicable Percentage" is 250% when the Insured is Attained Age 40 or less, and decreases each year thereafter to 100% when the Insured is Attained Age 95. A table showing the Applicable Percentages for Attained Ages 0 to 95 is included in Appendix D.
--------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT AND OPTION

  The Initial Specified Amount is set at the time the Policy is issued. You may change the Initial Specified Amount from time to time, as discussed below. You select the Specified Amount Option when you apply for the Policy. You also may change the Specified Amount Option, as discussed below.
--------------------------------------------------------------------------------
CHANGES IN SPECIFIED AMOUNT OPTION

  You may change the Specified Amount Option on your Policy subject to the following rules. After any change, the Specified Amount must be at least $50,000. No more than one change in the Specified Amount Option may be made in any Policy Year and no change may be made during the first Policy Year. The effective date of the change will be the Monthly

Anniversary that coincides with or next follows the Valuation Date when we receive the request for the change. If you request a change from Option 1 to Option 2, we may require satisfactory evidence of insurability. If the evidence of insurability indicates a different rate class for the Insured, the requested change will not be allowed.
  When a change from Option 1 to Option 2 is made, the Specified Amount after the change is effected will be equal to the Specified Amount before the change less the Policy Value on the effective date of the change. When a change from Option 2 to Option 1 is made, the Specified Amount after the change will be equal to the Specified Amount before the change is effected plus the Policy Value on the effective date of the change.
--------------------------------------------------------------------------------
CHANGES IN SPECIFIED AMOUNT

  After the first Policy Year, you may request a change in the Specified Amount, subject to the following conditions. No change will be permitted that would result in your Policy's Death Benefit not being excludable from gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code.

  Any increase in the Specified Amount must be at least $10,000 and an application must be submitted, along with evidence of insurability satisfactory to Penn Mutual. A change in planned premiums may be advisable. See "Premiums Upon Increase in Specified Amount," page 13. The increase in Specified Amount will become effective on the Monthly Anniversary on or preceding the date the increase is approved, and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Specified Amount. You must return your Policy so we can amend the Policy to reflect the increase. If the increase becomes effective during the first three Policy Years, the three-year guarantee will be extended. See "Three-Year Guarantee," page 13.
  Any decrease in the Specified Amount must be at least $5,000, and the Specified Amount after the decrease must be at least $50,000. In addition, no decrease may be made in the first year following the effective date of an increase in Specified Amount. A decrease in Specified Amount will become effective on the Monthly Anniversary that coincides with or next follows our receipt of a request at our Office.
--------------------------------------------------------------------------------
SELECTING AND CHANGING THE BENEFICIARY

  You select a Beneficiary in your application. You may later change the Beneficiary in accordance with the terms of the Policy. If the Insured dies and there is no surviving Beneficiary, the Insured's estate will be the
Beneficiary.
--------------------------------------------------------------------------------
CASH BENEFITS
--------------------------------------------------------------------------------
POLICY LOANS

  You may borrow up to the Loan Value of your Policy at any time by submitting a written request to our Office. The minimum amount you may borrow is $250. The Loan Value is 90% of your Cash Surrender Value. Outstanding policy loans reduce the amount of the Loan Value available for new loans. Policy loans will be processed as of the date your written request is received and loan proceeds generally will be sent to you within seven days. See "When Proceeds Are Paid," page 33, and "Payments from the Fixed Account," page 16. Loans under a Policy classified as a modified endowment contract may be subject to adverse tax consequences, including a 10% penalty. See "Distributions from Policies Classified as Modified Endowment Contracts," page 36.)
  INTEREST. We will charge interest daily on any outstanding policy loan at an annual rate of 5.0%. Interest is due and payable at the end of each Policy Year while a policy loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding policy loan.
  INDEBTEDNESS. Unrepaid policy loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the Indebtedness.
  LOAN REPAYMENT; EFFECT IF NOT REPAID. You may repay all or part of your Indebtedness at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Office and will be credited as of the date received. If the Death Benefit becomes payable while a policy loan is outstanding, the Indebtedness will be deducted in calculating the Death Benefit. If the Indebtedness exceeds the Cash Surrender Value on any Valuation Date, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination. If your Policy terminates because of excessive Indebtedness, it cannot be reinstated.

  POLICY LOAN ACCOUNT. When a policy loan is made, an amount equal to the loan proceeds is withdrawn from the Policy Value in the Accounts (other than in the Policy Loan Account). This withdrawal is made pro rata on the basis of Policy Value in each Account unless you direct a different allocation when requesting the loan. The amount withdrawn is then transferred to the Policy Loan Account in the Fixed Account and will become part of the Fixed Account Value. Conversely, when a loan is repaid, an amount equal to the repayment will be transferred from the Policy Loan Account to the Accounts and allocated as you direct when submitting the repayment. If you provide no direction, the amount will be allocated in accordance with your then effective Net Premium allocation percentages. Thus, a loan or loan repayment will have no immediate effect on the Policy Value, but other Policy values, such as the Net Policy Value and Net Cash Surrender Value, will be reduced or increased immediately by the amount transferred to or from the Policy Loan Account.
  The amount in the Policy Loan Account will be credited with interest at a minimum guaranteed annual rate of 4.0%. We may in our discretion credit interest on this amount at a rate greater than 4%. Thus, the maximum net cost of a loan is 1.0% per year (the difference between the rate of interest we charge on Policy loans and the amount we credit on the equivalent amount held in the Policy Loan Account). We currently intend to credit 4.0% on the amount held in the Policy Loan Account during the first 10 Policy Years (a net loan cost of 1.0%), and 4.75% after the first 10 Policy Years (a net loan cost of 0.25%).

  EFFECT OF POLICY LOAN. A policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Subaccounts of the Separate Account and current interest rates credited on Policy Value in the Fixed Account will apply only to the non-loaned portion of the Policy Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts or credited interest rates for the Fixed Account while the policy loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Subaccounts are less than anticipated. Also, policy loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations," page 34, for a discussion of adverse tax consequences if a Policy lapses with policy loans outstanding.
--------------------------------------------------------------------------------
SURRENDERING THE POLICY FOR NET CASH SURRENDER VALUE

  You may surrender your Policy at any time for its Net Cash Surrender Value by submitting a written request to our Office. We may require return of the
Policy. A surrender charge may apply. See "Surrender Charges," page 18. A surrender request will be processed as of the date your written request and all required documents are received and generally will be paid within seven days. See "When Proceeds are Paid," page 33, and "Payments from the Fixed Account," page 16. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. See "Payment Options," page 24. Your Policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.
--------------------------------------------------------------------------------
PARTIAL SURRENDERS

  You may make partial surrenders under your Policy subject to the following conditions. You must submit a written request to our Office. The Net Cash Surrender Value must exceed $1,000 after the partial surrender is deducted from the Policy Value. No more than four partial surrenders may be made during a Policy Year, and each partial surrender must be at least $250. During the first five Policy Years, no partial surrender may be made that would reduce the Specified Amount to less than $50,000. An administrative charge will be assessed on a partial surrender. See "Partial Surrender Charge," page 19. This charge will be deducted from your Policy Value along with the amount requested to be withdrawn and will be considered part of the partial surrender (together, the "partial surrender amount"). Policy values will be reduced by the partial surrender amount.

  When you request a partial surrender, you can direct how the partial surrender amount will be deducted from your Policy Value in the Accounts, provided that the minimum amount remaining in an Account as a result of the deduction is $250. If you provide no directions, the partial surrender amount will be deducted from your Policy Value in the Accounts on a pro rata basis. See "Deductions from the Fixed Account," page 16.
  If Specified Amount Option 1 is in effect, the Specified Amount will also be reduced by the partial surrender amount. If the Specified Amount reflects increases in the Initial Specified Amount, the partial surrender will reduce first the most recent increase, and then the next most recent increase, if any, in reverse order, and finally the Initial Specified Amount.

  Partial surrender requests will be processed as of the date your written request is received, and generally will be paid within seven days. See "When Proceeds Are Paid," page 33, and "Payments from the Fixed Account," page 16.

--------------------------------------------------------------------------------
MATURITY BENEFIT

  The Maturity Date is the Policy Anniversary nearest the Insured's 95th birthday. If the Policy is still in force on the Maturity Date, the Maturity Benefit will be paid to you. The Maturity Benefit is equal to the Net Policy Value on the Maturity Date. Upon the written request of the Owner, this policy will continue in force beyond the Maturity Date. Thereafter, the Death Benefit will be the Net Policy Benefit.
--------------------------------------------------------------------------------
PAYMENT OPTIONS

  The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on surrender, death or maturity, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of fixed-benefit annuities.
--------------------------------------------------------------------------------
ILLUSTRATIONS OF POLICY VALUES, NET CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUMS

The following tables have been prepared to show how certain values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how Policy Values, Net Cash Surrender Values and Death Benefits under a Policy covering an Insured of a given age on the Issue Date, would vary over time if planned premiums were paid annually and the return on the assets in the selected Funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

  The tables reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross after tax return of the selected Funds. The tables assume an average annual expense ratio of .85% of the average daily net assets of the Funds available under the Policies. This average annual expense ratio is based on the expense ratios of each of the Funds for the last fiscal year. For information on Fund expenses, see the prospectuses for the Funds accompanying this prospectus.

  In addition, the tables also reflect the daily charge against Separate Account assets attributable to the Policies for Penn Mutual's assumption of mortality and expense risks, which is equivalent to an effective annual charge of 0.90% of assets and currently is reduced to 0.60% of assets after the fifteenth Policy Year. After deduction of Fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.75%, 4.25% and 10.25%, respectively, and -1.45%, 4.55% and 10.55%, respectively, at current rates after the fifteenth Policy Year.
  The tables also reflect the deduction of the Monthly Expense Charge and the monthly Cost of Insurance Charge for the hypothetical Insured. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on each of the following pages. All the tables reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account and assume no Indebtedness or charges for supplemental benefits.
  The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                              $750 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                   USING GUARANTEED COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ ------------------------
END OF      AT             NET CASH                 NET CASH                 NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------ --------- -------
   1         788      369        0   75,000     400       0   75,000     432       0   75,000
   2       1,614      815      352   75,000     904     442   75,000     998     536   75,000
   3       2,483    1,246      783   75,000   1,423     960   75,000   1,615   1,152   75,000
   4       3,394    1,662    1,199   75,000   1,955   1,493   75,000   2,287   1,824   75,000
   5       4,351    2,061    1,598   75,000   2,501   2,038   75,000   3,019   2,556   75,000
   6       5,357    2,443    1,981   75,000   3,060   2,597   75,000   3,816   3,353   75,000
   7       6,412    2,807    2,344   75,000   3,631   3,169   75,000   4,683   4,221   75,000
   8       7,520    3,152    2,782   75,000   4,215   3,845   75,000   5,629   5,259   75,000
   9       8,683    3,478    3,200   75,000   4,810   4,533   75,000   6,660   6,382   75,000
  10       9,905    3,784    3,599   75,000   5,418   5,233   75,000   7,784   7,599   75,000
  15      16,993    4,965    4,965   75,000   8,594   8,594   75,000  15,149  15,149   75,000
  20      26,039    5,389    5,389   75,000  11,860  11,860   75,000  26,685  26,685   75,000
  25      37,585    4,560    4,560   75,000  14,758  14,758   75,000  45,116  45,116   75,000
  30      52,321    1,641    1,641   75,000  16,492  16,492   75,000  75,623  75,623   92,260

 (1) Assumes that no policy loans have been made.
 (2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
 (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
 (4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                             $1,200 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                   USING GUARANTEED COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
                    ------------------------ ------------------------ -------------------------
         PREMIUMS
        ACCUMULATED
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1       1,260       781     319   75,781     838     375    75,838     895      432   75,895
   2       2,583     1,632   1,169   76,632   1,797   1,335    76,797   1,970    1,508   76,970
   3       3,972     2,460   1,997   77,460   2,789   2,327    77,789   3,147    2,685   78,147
   4       5,431     3,264   2,801   78,264   3,814   3,352    78,814   4,435    3,973   79,435
   5       6,962     4,044   3,581   79,044   4,872   4,410    79,872   5,845    5,382   80,845
   6       8,570     4,799   4,336   79,799   5,963   5,501    80,963   7,386    6,924   82,386
   7      10,259     5,527   5,065   80,527   7,087   6,625    82,087   9,072    8,609   84,072
   8      12,032     6,230   5,860   81,230   8,245   7,875    83,245  10,916   10,546   85,916
   9      13,893     6,905   6,627   81,905   9,436   9,159    84,436  12,933   12,655   87,933
  10      15,848     7,552   7,367   82,552  10,662  10,477    85,662  15,140   14,955   90,140
  15      27,189    10,321  10,321   85,321  17,281  17,281    92,281  29,694   29,694  104,694
  20      41,663    12,128  12,128   87,128  24,597  24,597    99,597  52,446   52,446  127,446
  25      60,136    12,478  12,478   87,478  32,106  32,106   107,106  87,789   87,789  162,789
  30      83,713    10,618  10,618   85,618  38,852  38,852   113,852 142,508  142,508  217,508

 (1) Assumes that no policy loans have been made.
 (2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
 (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
 (4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                   USING GUARANTEED COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        1,575     757        0   125,000    821       0   125,000     885        0  125,000
   2        3,229   1,627      640   125,000  1,807     820   125,000   1,996    1,009  125,000
   3        4,965   2,458    1,471   125,000  2,812   1,825   125,000   3,197    2,210  125,000
   4        6,788   3,248    2,261   125,000  3,833   2,846   125,000   4,495    3,508  125,000
   5        8,703   3,998    3,011   125,000  4,870   3,883   125,000   5,900    4,913  125,000
   6       10,713   4,702    3,716   125,000  5,921   4,934   125,000   7,419    6,432  125,000
   7       12,824   5,361    4,374   125,000  6,984   5,997   125,000   9,062    8,075  125,000
   8       15,040   5,971    5,181   125,000  8,055   7,265   125,000  10,840   10,051  125,000
   9       17,367   6,524    5,932   125,000  9,128   8,536   125,000  12,762   12,170  125,000
  10       19,810   7,022    6,627   125,000 10,204   9,809   125,000  14,842   14,448  125,000
  15       33,986   8,652    8,652   125,000 15,593  15,593   125,000  28,327   28,327  125,000
  20       52,079   8,433    8,433   125,000 20,616  20,616   125,000  49,361   49,361  125,000
  25       75,170   4,608    4,608   125,000 23,509  23,509   125,000  82,965   82,965  125,000
  30      104,641       0        0         0 21,524  21,524   125,000 140,597  140,597  150,439

(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                   USING GUARANTEED COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        2,205    1,305     318   126,305  1,402     415   126,402   1,500      513  126,500
   2        4,520    2,710   1,723   127,710  2,991   2,005   127,991   3,285    2,298  128,285
   3        6,951    4,064   3,077   129,064  4,621   3,634   129,621   5,225    4,238  130,225
   4        9,504    5,365   4,378   130,365  6,288   5,301   131,288   7,332    6,345  132,327
   5       12,184    6,612   5,625   131,612  7,995   7,008   132,995   9,622    8,635  134,622
   6       14,998    7,801   6,814   132,801  9,737   8,751   134,737  12,108   11,121  137,108
   7       17,953    8,931   7,944   133,931 11,514  10,527   136,514  14,809   13,822  139,809
   8       21,056    9,999   9,209   134,999 13,322  12,533   138,322  17,741   16,951  142,741
   9       24,314   10,997  10,404   135,997 15,154  14,562   140,154  20,919   20,327  145,919
  10       27,734   11,925  11,531   136,925 17,011  16,616   142,011  24,368   23,973  149,368
  15       47,581   15,508  15,508   140,508 26,628  26,628   151,628  46,671   46,671  171,671
  20       72,910   16,909  16,909   141,909 36,323  36,323   161,323  80,552   80,552  205,552
  25      105,238   14,443  14,443   139,443 43,945  43,945   168,945 130,789  130,789  255,789
  30      146,498    6,105   6,105   131,105 46,384  46,384   171,384 204,723  204,723  329,723

(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $9.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                              $750 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ ------------------------
END OF      AT             NET CASH                 NET CASH                 NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------ --------- -------
   1         788      381        0   75,000     413       0   75,000     446       0    75,000
   2       1,614      898      435   75,000     991     529   75,000   1,089     626    75,000
   3       2,483    1,399      936   75,000   1,587   1,124   75,000   1,791   1,329    75,000
   4       3,394    1,884    1,421   75,000   2,201   1,738   75,000   2,558   2,096    75,000
   5       4,351    2,353    1,891   75,000   2,834   2,372   75,000   3,398   2,935    75,000
   6       5,357    2,808    2,346   75,000   3,488   3,025   75,000   4,316   3,854    75,000
   7       6,412    3,247    2,785   75,000   4,161   3,699   75,000   5,322   4,860    75,000
   8       7,520    3,667    3,297   75,000   4,853   4,483   75,000   6,421   6,051    75,000
   9       8,683    4,065    3,787   75,000   5,559   5,281   75,000   7,619   7,341    75,000
  10       9,905    4,440    4,255   75,000   6,280   6,095   75,000   8,926   8,741    75,000
  15      16,993    5,949    5,949   75,000  10,104  10,104   75,000  17,528  17,528    75,000
  20      26,039    6,841    6,841   75,000  14,441  14,441   75,000  31,581  31,581    75,000
  25      37,585    6,853    6,853   75,000  19,181  19,181   75,000  54,920  54,920    75,000
  30      52,321    5,375    5,375   75,000  24,002  24,002   75,000  93,669  93,669   114,276

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
MALE ISSUE AGE: 35                                                   NON-SMOKER

                             $1,200 ANNUAL PREMIUM
                           $75,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1       1,260       802     339   75,802     859     397    75,859     917      455   75,917
   2       2,583     1,731   1,268   76,731   1,902   1,439    76,902   2,080    1,617   77,080
   3       3,972     2,636   2,173   77,636   2,981   2,518    77,981   3,354    2,891   78,354
   4       5,431     3,517   3,055   78,517   4,097   3,635    79,097   4,750    4,287   79,750
   5       6,962     4,376   3,913   79,376   5,253   4,790    80,253   6,280    5,818   81,280
   6       8,570     5,211   4,749   80,211   6,450   5,988    81,450   7,960    7,497   82,960
   7      10,259     6,023   5,561   81,023   7,689   7,226    82,689   9,802    9,339   84,802
   8      12,032     6,808   6,438   81,808   8,967   8,597    83,967  11,819   11,449   86,819
   9      13,893     7,563   7,285   82,563  10,282  10,005    85,282  14,025   13,748   89,025
  10      15,848     8,287   8,102   83,287  11,636  11,451    86,636  16,439   16,254   91,439
  15      27,189    11,413  11,413   86,413  18,973  18,973    93,973  32,390   32,390  107,390
  20      41,663    13,802  13,802   88,802  27,613  27,613   102,613  58,244   58,244  133,244
  25      60,136    15,103  15,103   90,103  37,352  37,352   112,352  99,736   99,736  174,736
  30      83,713    14,712  14,712   89,712  47,674  47,674   122,674 166,132  166,132  241,132

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $1,500 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 1

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        1,575      800       0   125,000    865       0   125,000     931        0  125,000
   2        3,229    1,777     790   125,000  1,965     978   125,000   2,163    1,176  125,000
   3        4,965    2,707   1,720   125,000  3,082   2,096   125,000   3,490    2,504  125,000
   4        6,788    3,595   2,608   125,000  4,221   3,234   125,000   4,928    3,942  125,000
   5        8,703    4,441   3,454   125,000  5,381   4,395   125,000   6,488    5,501  125,000
   6       10,713    5,241   4,255   125,000  6,561   5,575   125,000   8,178    7,191  125,000
   7       12,824    6,006   5,019   125,000  7,771   6,784   125,000  10,024    9,037  125,000
   8       15,040    6,735   5,946   125,000  9,011   8,222   125,000  12,040   11,251  125,000
   9       17,367    7,423   6,831   125,000 10,278   9,685   125,000  14,241   13,649  125,000
  10       19,810    8,072   7,677   125,000 11,574  11,179   125,000  16,648   16,253  125,000
  15       33,986   10,568  10,568   125,000 18,378  18,378   125,000  32,514   32,514  125,000
  20       52,079   11,713  11,713   125,000 25,926  25,926   125,000  58,598   58,598  125,000
  25       75,170   10,810  10,810   125,000 33,807  33,807   125,000 102,408  102,408  125,000
  30      104,641    7,061   7,061   125,000 41,777  41,777   125,000 176,833  176,833  189,212

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------------------------------------------------------------------------------
ILLUSTRATION OF POLICY VALUES
PENN MUTUAL LIFE INSURANCE COMPANY
FEMALE ISSUE AGE: 45                                                 NON-SMOKER

                             $2,100 ANNUAL PREMIUM
                           $125,000 SPECIFIED AMOUNT
                            DEATH BENEFIT OPTION 2

                     USING CURRENT COST OF INSURANCE RATES

                        0% HYPOTHETICAL          6% HYPOTHETICAL          12% HYPOTHETICAL
         PREMIUMS   GROSS INVESTMENT RETURN  GROSS INVESTMENT RETURN   GROSS INVESTMENT RETURN
        ACCUMULATED ------------------------ ------------------------ -------------------------
END OF      AT             NET CASH                 NET CASH                  NET CASH
POLICY  5% INTEREST POLICY SURRENDER  DEATH  POLICY SURRENDER  DEATH  POLICY  SURRENDER  DEATH
 YEAR    PER YEAR   VALUE    VALUE   BENEFIT VALUE    VALUE   BENEFIT  VALUE    VALUE   BENEFIT
------  ----------- ------ --------- ------- ------ --------- ------- ------- --------- -------
   1        2,205    1,359     372   126,359  1,458     471   126,458   1,558      571  126,558
   2        4,520    2,882   1,895   127,882  3,173   2,186   128,173   3,477    2,491  128,477
   3        6,951    4,345   3,358   129,345  4,928   3,941   129,928   5,559    4,572  130,559
   4        9,504    5,754   4,767   130,754  6,726   5,739   131,726   7,822    6,835  132,822
   5       12,184    7,107   6,120   132,107  8,569   7,582   133,569  10,285    9,298  135,285
   6       14,998    8,402   7,415   133,402 10,454   9,467   135,454  12,963   11,976  137,963
   7       17,953    9,648   8,661   134,648 12,393  11,406   137,393  15,888   14,901  140,888
   8       21,056   10,846  10,056   135,846 14,387  13,598   139,387  19,084   18,295  144,084
   9       24,314   11,989  11,397   136,989 16,431  15,839   141,431  22,573   21,980  147,573
  10       27,734   13,080  12,685   138,080 18,528  18,134   143,528  26,384   25,990  151,384
  15       47,581   17,578  17,578   142,578 29,679  29,679   154,679  51,335   51,335  176,335
  20       72,910   20,480  20,480   145,480 42,254  42,254   167,254  91,184   91,184  216,184
  25      105,238   20,993  20,993   145,993 55,439  55,439   180,439 154,081  154,081  279,081
  30      146,498   18,457  18,457   143,457 68,434  68,434   193,434 253,954  253,954  378,954

(1) Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $9.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
-------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
OTHER POLICY BENEFITS AND PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO CONVERT TO A FIXED BENEFIT POLICY

  At any time within the first 24 policy months, you may transfer your Policy Value in the Subaccounts to the Fixed Account and thereby convert your Policy to a flexible premium (non-variable) adjustable life insurance policy. Thereafter, the benefits for your Policy will not vary with the investment experience of a separate account. Premiums paid thereafter will be allocated automatically to the Fixed Account. The conversion must be elected within 24 months from the Policy Date. No evidence of insurability will be required. The Policy will provide the same amount of death benefit and the same net amount at risk as was in effect immediately prior to the conversion date.
--------------------------------------------------------------------------------
DIVIDENDS

  The Policies are participating policies in that they are eligible to participate in Penn Mutual's surplus. However, we do not anticipate that any dividends will be paid on the Policies. If dividends are paid, you will have the option of having them added to your Policy Value or paid to you in cash.
--------------------------------------------------------------------------------
LIMITS ON OUR RIGHTS TO CONTEST THE POLICY

  INCONTESTABILITY. We will not contest the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Specified Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.
  SUICIDE EXCLUSION. If the Insured dies by suicide within two years after the Issue Date, the Death Benefit will be limited to the premiums paid less any Indebtedness and any partial surrenders. If the Insured dies by suicide within two years after an increase in Specified Amount, the Death Benefit with respect to the increase will be limited to the Monthly Deductions made for that increase.
--------------------------------------------------------------------------------
CHANGES IN THE POLICY OR BENEFITS

  MISSTATEMENT OF AGE OR SEX. If the Insured's age or sex has been misstated in the Policy, the Death Benefit under the Policy will be the amount which would have been provided by the most recent Cost of Insurance Charge at the correct age and sex.
  OTHER CHANGES. At any time we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the Policy conform with any law or regulation issued by any government agency to which it is subject. Any such change, however, may be accepted or rejected by the Owner.
--------------------------------------------------------------------------------
WHEN PROCEEDS ARE PAID

  We will ordinarily pay any Death Benefit, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect Penn Mutual's policy owners. See also "Payments from the Fixed Account," page 16.
--------------------------------------------------------------------------------
REPORTS TO POLICY OWNERS

  Each year you will be sent a report showing the current Policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. You will also be sent an annual and a semi-annual report for the Separate Account and for each Fund underlying a Subaccount to which you have allocated Policy Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you take out a policy loan, transfer amounts among the Accounts or make partial surrenders, you will receive a written confirmation of these transactions.

--------------------------------------------------------------------------------
ASSIGNMENT

  The Policy may be assigned in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of it at our Office. We assume no responsibility for the validity or sufficiency of any assignment.
--------------------------------------------------------------------------------
REINSTATEMENT

  The Policy may be reinstated within five years after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your
Policy for further information.
--------------------------------------------------------------------------------
SUPPLEMENTAL BENEFITS

  The following supplemental benefits are available and may be added to your Policy. There are monthly charges for these benefits that are in addition to the Cost of Insurance and Monthly Expense Charges described above. (See "Monthly Deduction," page 17.) If any of these benefits are added to your Policy, monthly charges for the supplemental benefits will be deducted from your Policy Value as part of the Monthly Deduction.
  ADDITIONAL INSURED TERM INSURANCE. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.
  CHILDREN'S TERM INSURANCE. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.
  ACCIDENTAL DEATH BENEFIT. Provides a death benefit payable if the Insured's death results from certain accidental causes. There is no cash value for this benefit.

  DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT. Provides for the waiver of the Monthly Deductions and payment of stipulated premiums upon total disability of the Insured. If Specified Amount Option 1 is in effect at the time this benefit becomes effective, it will be changed to Specified Amount Option 2. See "Basic Death Benefit and Specified Amount Options," page 21.
  DISABILITY WAIVER OF MONTHLY DEDUCTION. Provides for the waiver of the Monthly Deductions upon total disability of the Insured.
  GUARANTEED CONTINUATION OF POLICY. Guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the Net Cash Surrender Value.

  GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT. Allows the Owner to
  increase the Specified Amount without evidence of insurability. See
  "Changes in Specified Amount," page 22.
  SUPPLEMENTAL TERM INSURANCE. Provides a death benefit payable on the death of the primary insured if death occurs during the term selected. There is no cash value for this benefit.
  Additional rules and limits apply to these supplemental benefits. Please ask your authorized Penn Mutual agent for further information or contact our
Office.
--------------------------------------------------------------------------------
TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

  The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Service.
--------------------------------------------------------------------------------
TAX STATUS OF THE POLICY

  Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for Federal tax purposes. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.
  With respect to a Policy issued on the basis of a standard rate class, Penn Mutual believes (largely in reliance on IRS Notice 88-128 and the proposed regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.
  With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the Owner pays the full amount of premiums permitted under the Policy.
  If it is subsequently determined that a Policy does not satisfy Section 7702, Penn Mutual may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, Penn Mutual reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.
  Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. (S)1.817-5, which affect how the Funds' assets are to be invested.
  In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The
Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.
  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and policy values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, Penn Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Penn Mutual therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account or to otherwise qualify the Policy for favorable tax treatment.
  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.
  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.
--------------------------------------------------------------------------------
TAX TREATMENT OF POLICY BENEFITS

  IN GENERAL. Penn Mutual believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under
Section 101(a)(1) of the Code.
  Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option (i.e., a change from Specified Amount Option 1 to Specified Amount Option 2 or vice versa), a policy loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have Federal income tax consequences. In addition, Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary.

  Generally, the Owner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by a Policy, depend on whether the Policy is classified as a "Modified Endowment Contract." Whether a Policy is or is not treated as a Modified Endowment Contract, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's endowment date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.
  MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.
  Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the Death Benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change.
  The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract. Penn Mutual will, however, monitor Policies and will attempt to notify an Owner on a timely basis if his or her Policy is in jeopardy of becoming a Modified Endowment Contract.

  DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial surrenders from such a Policy, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

  DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first fifteen years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.
  Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans generally are treated as indebtedness of the Owner.
  Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

  POLICY LOANS. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on Policy loans may also be subject to certain other restrictions set forth in Section 264 of the Code. Before taking a Policy loan, an Owner should consult a tax adviser as to the tax consequences of such a loan.

  INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Owner.

  MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by Penn Mutual (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

--------------------------------------------------------------------------------
POSSIBLE CHARGE FOR PENN MUTUAL'S TAXES

  At the present time, Penn Mutual makes no charge for any Federal, state or local taxes (other than state premium taxes) that it incurs that may be attributable to the Separate and Fixed Accounts or to the Policies. Penn
Mutual, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Accounts or to the
Policies.
--------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE POLICIES AND PENN MUTUAL

--------------------------------------------------------------------------------
SALE OF THE POLICIES

  Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual, and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Regulatory approvals are being sought for the Policies so that the Policies can be offered in all states. The Policies are sold by certain registered representatives of HTK who are also appointed and licensed as insurance agents. The Policies may also be offered through insurance and securities brokers who have lawfully qualified to sell the Policies. Registered representatives may be paid commissions on Policies they sell based on premiums paid in amounts up to 50% of first year premiums, 3% on premiums paid during the second through fifteenth Policy Years, and 1.2% on premiums paid after the first fifteen Policy Years. Registered representatives may also be paid commissions of up to 0.25% of Policy Value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

  For 1997, 1996 and 1995, Penn Mutual received premium payments on the Policy in the approximate amounts of $37,235,661, $24,697,000 and $5,895,000, respectively, and compensated HTK in the approximate amounts of $191,239, $152,836 and $27,800, respectively, for its services as principal underwriter.

--------------------------------------------------------------------------------
PENN MUTUAL TRUSTEES AND OFFICERS

  Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES

                          POSITION WITH       PRINCIPAL OCCUPATION
NAME AND ADDRESS          PENN MUTUAL         DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------
Robert E. Chappell        Chairman of the     Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life      Board and Chief     December 1996), President and Chief Executive Officer
Insurance Company         Executive Officer   (April 1995-December 1996), President and Chief Operating
Philadelphia, PA 19172                        Officer, The Penn Mutual Life Insurance Company (January
                                              1994 to April 1995); Executive Vice President, PNC Bank
                                              Corp. (January 1992 to December 1993); Chairman of the
                                              Board (June 1991 to January 1992) and Chairman, President
                                              and Chief Executive Officer, Provident National Bank
                                              (prior thereto).
-------------------------------------------------------------------------------------------------------
Daniel J. Toran           President, Chief    President and Chief Operating Officer (since January
The Penn Mutual Life      Operating Officer   1997), Executive Vice President, The Penn Mutual Life
Insurance Company         and Trustee         Insurance Company (May 1996-January 1997), The New
Philadelphia, PA 19172                        England Mutual Life Insurance Company (prior thereto).
-------------------------------------------------------------------------------------------------------
Julia Chang Bloch         Trustee             Visiting Professor, Institute of International Relations
1743 22nd Street, NW                          in Beijing, China, and distinguished adviser, American
Washington DC 20008                           Studies Center (April 1998 to present); President US -
                                               Japan Foundation (July 1996 to March 1998); Group
                                              Executive Vice President, Bank America NT & SA (June 1993
                                              to June 1996).
-------------------------------------------------------------------------------------------------------
James A. Hagen            Trustee             Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                            Inc. (prior thereto).
Wilmington, NC 28405
-------------------------------------------------------------------------------------------------------
Philip E. Lippincott      Trustee             Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                           Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
-------------------------------------------------------------------------------------------------------
John F. McCaughan         Trustee             President, Betz Dearborn Foundation (since March 1996),
Betz Dearborn Foundation                      Chairman of the Board, Betz Laboratories, Inc. (prior
200 Witmer Road                               thereto).
Horsham, PA 19044
-------------------------------------------------------------------------------------------------------
Alan B. Miller            Trustee             Chairman and President, Universal Health Services, Inc.
367 Gulph Road
King of Prussia, PA
19406
-------------------------------------------------------------------------------------------------------
Edmond F. Notebaert       Trustee             President and Chief Executive Officer, The Children's
34th and Civic                                Hospital of Philadelphia (since 1987).
Center Boulevard
Philadelphia, PA 19104
-------------------------------------------------------------------------------------------------------
Robert H. Rock            Trustee             President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th
Floor
Philadelphia, PA 19103
-------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.      Trustee             President and Chief Executive Officer, Janney Montgomery
1801 Market Street                            Scott Inc. (a securities broker/dealer and subsidiary of
Philadelphia, PA 19103                        The Penn Mutual Life Insurance Company).
-------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr.,  Trustee             Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
N.W.
P.O. Box 7566
Washington, D.C. 20004
-------------------------------------------------------------------------------------------------------

  The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS

 NAME                   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 John M. Albanese       Senior Vice President, Customer Service and Information
 The Penn Mutual Life   Systems (since June 1997), Vice President, Information
 Insurance Company      Systems Application (prior thereto), The Penn Mutual
 Philadelphia, PA 19172 Life Insurance Company.
-------------------------------------------------------------------------------
 Michael A. Biondolillo Senior Vice President, Human Resources (since June
 The Penn Mutual Life   1997); Corporate Vice President and General Manager,
 Insurance Company      Human Resources and Quality MG Industries, America
 Philadelphia, PA 19172 (prior thereto).
-------------------------------------------------------------------------------
 Nancy S. Brodie        Executive Vice President and Chief Financial Officer
 The Penn Mutual Life   (since December 1995), Senior Vice President and Chief
 Insurance Company      Financial Officer (January 1994 to December 1995), Vice
 Philadelphia, PA 19172 President and Controller (prior thereto), The Penn
                        Mutual Life Insurance Company.
-------------------------------------------------------------------------------
 Larry L. Mast          Executive Vice President, The Penn Mutual Life
 The Penn Mutual Life   Insurance Company (May 1997 to present). Formerly
 Insurance Company      Senior Vice President, Lafayette Life Insurance Company
 Philadelphia, PA 19172 (September 1994 to May 1997); Vice President, Security
                        Benefit Insurance Company (May 1993 to September 1994);
                        Vice President, Home Life Insurance Company (July 1990
                        to May 1993); Agency Manager, The Equitable Life
                        Insurance Company (August 1978 to July 1990).
-------------------------------------------------------------------------------
 Nina M. Mulrooney      General Auditor (since November 1991), Vice President,
 The Penn Mutual Life   Market Conduct (since December 1997), Assistant Vice
 Insurance Company      President, Corporate Accounting and Controls, The Penn
 Philadelphia, PA 19172 Mutual Life Insurance Company (prior thereto).
-------------------------------------------------------------------------------
 Harold E. Maude, Jr.   Senior Vice President, Independence Financial Network
 The Penn Mutual Life   (since July 1996), Vice President, Independence
 Insurance Company      Financial Network (prior thereto), The Penn Mutual Life
 Philadelphia, PA 19172 Insurance Company.
-------------------------------------------------------------------------------
 Peter M. Sherman       Senior Vice President and Chief Investment Officer
 The Penn Mutual Life   (since May 1996), Vice President, Investments (January
 Insurance Company      1996 to April 1996), Vice President, Fixed Income
 Philadelphia, PA 19172 Portfolio Management, The Penn Mutual Life Insurance
                        Company (prior thereto); President, Independence
                        Capital Management, Inc. (an investment advisory
                        organization and subsidiary of Penn Mutual), since
                        September 1995.
-------------------------------------------------------------------------------

STATE REGULATION

  Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
  We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

  A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

--------------------------------------------------------------------------------
EXPERTS

  The financial statements of the Subaccounts and Penn Mutual at December 31, 1997 and for the year ended December 31, 1997 appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.
  Actuarial matters included in this prospectus have been examined by Peter R. Schaefer, F.S.A., M.A.A.A., Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.
--------------------------------------------------------------------------------
LITIGATION

  No litigation is pending that would have a material effect upon the
Subaccount or Penn Mutual.
--------------------------------------------------------------------------------
LEGAL MATTERS

  Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

  The financial statements of the Subaccounts and of Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Subaccounts and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS
OF PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I - Cornerstone VUL II/Variable Estate Max (VUL II/VMAX) (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, and Emerging Markets Equity Portfolio) as of December 31, 1997 and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the management of VUL II/VMAX. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Penn Mutual Variable Life Account I - Cornerstone VUL II/Variable Estate Max for the year or period ended December 31, 1996, were audited by other auditors whose report dated April 7, 1997, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Life Account I-Cornerstone VUL II/Variable Estate Max at December 31, 1997, the results of their operations and changes in their net assets for the year or period then ended in conformity with generally accepted accounting principles.


                             /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
March 30, 1998

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE PENN MUTUAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF PENN MUTUAL
 VARIABLE LIFE ACCOUNT I--CORNERSTONE VUL II/VARIABLE ESTATE MAX:

We have audited the accompanying statement of changes in net assets of Penn Mutual Variable Life Account I--Cornerstone VUL II/Variable Estate Max (VUL II/VMAX) (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Capital Appreciation Portfolio (formerly TCI Growth Portfolio), Equity Income Portfolio, Growth Portfolio, and Asset Manager Portfolio) for the year ended December 31, 1996. This financial statement is the responsibility of the management of VUL II/VMAX. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the changes in net assets of Penn Mutual Variable Life Account I--Cornerstone VUL II/Variable Estate Max for the year ended December 31, 1996, in conformity with generally accepted accounting principles.

/s/ Coopers & Lybrand L.L.P.
Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 7, 1997

----------------------------------------------------
THIS PAGE LEFT INTENTIONALLY BLANK

-------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997

                                         MONEY MARKET MONEY MARKET QUALITY BOND
                                TOTAL      FUND+(A)     FUND+(B)      FUND+
                             ----------- ------------ ------------ ------------
INVESTMENT IN COMMON STOCK:
 Number of shares...........         --    4,945,084     362,088       204,213
 Identified cost............ $83,307,290  $4,945,084    $362,088    $2,119,059
ASSETS:
 Investments at value....... $88,098,086  $4,945,084    $362,088    $2,082,969
 Dividends receivable.......      23,924      22,122       1,802             0
LIABILITIES:
 Due to (from) The Penn
  Mutual Life Insurance
  Company...................         257     (13,004)     (8,997)          614
                             -----------  ----------    --------    ----------
NET ASSETS.................. $88,121,753  $4,980,210    $372,887    $2,082,355
                             ===========  ==========    ========    ==========
Variable life accumulation
 units......................         --      446,454      33,421       169,503
Accumulation unit values....         --   $    11.15    $  11.16    $    12.29

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997


                                         MONEY MARKET MONEY MARKET QUALITY BOND
                                TOTAL      FUND+(A)     FUND+(B)      FUND+
                             ----------- ------------ ------------ ------------
INVESTMENT INCOME:
 Dividends.................. $ 1,638,444  $  192,245    $ 55,680    $  115,325
EXPENSE:
 Mortality and expense risk
  charges...................     525,485      34,779      10,102        10,607
                             -----------  ----------    --------    ----------
 Net investment income
  (loss)....................   1,112,959     157,466      45,578       104,718
                             -----------  ----------    --------    ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVEST-
 MENTS:
 Realized gains (losses)
  from redemption of fund
  shares....................       2,320           0           0           270
 Capital gains
  distributions.............   3,311,701           0           0           847
                             -----------  ----------    --------    ----------
 Net realized gains from
  investment transactions...   3,314,021           0           0         1,117
 Net change in unrealized
  appreciation
  (depreciation) of
  investments...............   4,019,321           0           0       (10,075)
                             -----------  ----------    --------    ----------
 Net realized and unrealized
  gains (losses) on
  investments...............   7,333,342           0           0        (8,958)
                             -----------  ----------    --------    ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS................. $ 8,446,301  $  157,466    $ 45,578    $   95,760
                             ===========  ==========    ========    ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) Represents only the Cornerstone VUL II product
(b) Represents only the Variable Estate Max product

(c) For the period May 1, 1997 (date fund first became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                              FLEXIBLY       SMALL      INTERNATIONAL
 HIGH YIELD BOND GROWTH EQUITY VALUE EQUITY    MANAGED   CAPITALIZATION    EQUITY
      FUND+          FUND+        FUND+         FUND+        FUND+          FUND+
 --------------- ------------- ------------  ----------- -------------- -------------
      203,901         66,208       613,303     1,047,054      286,879       374,070
   $1,950,747     $1,592,467   $12,554,205   $20,512,029   $3,833,145    $6,068,732
   $1,941,141     $1,613,488   $13,829,984   $20,763,091   $4,139,661    $6,033,755
            0              0             0             0            0             0
          568            369         3,858         5,262        1,207         1,736
   ----------     ----------   -----------   -----------   ----------    ----------
   $1,940,573     $1,613,119   $13,826,126   $20,757,829   $4,138,454    $6,032,019
   ==========     ==========   ===========   ===========   ==========    ==========
      140,271         93,188       747,308     1,393,191      255,430       420,142
   $    13.83     $    17.31   $     18.50   $     14.90   $    16.20    $    14.36
-------------------------------------------------------------------------------------
                                              FLEXIBLY       SMALL      INTERNATIONAL
 HIGH YIELD BOND GROWTH EQUITY VALUE EQUITY    MANAGED   CAPITALIZATION    EQUITY
      FUND+          FUND+        FUND+         FUND+        FUND+          FUND+
 --------------- ------------- ------------  ----------- -------------- -------------
   $  149,716     $    5,657   $   167,295   $   580,494   $   19,389    $  184,903
        9,568          8,562        80,608       123,568       23,878        37,874
   ----------     ----------   -----------   -----------   ----------    ----------
      140,148        (2,905)        86,687       456,926       (4,489)      147,029
   ----------     ----------   -----------   -----------   ----------    ----------
          209            131          (825)          530        1,356         3,110
            0        160,541       748,050     1,185,099      244,367       199,783
   ----------     ----------   -----------   -----------   ----------    ----------
          209        160,672       747,225     1,185,629      245,723       202,893
       (3,013)        28,601     1,011,600       225,788      245,812       (55,680)
   ----------     ----------   -----------   -----------   ----------    ----------
       (2,804)       189,273     1,758,825     1,411,417      491,535       147,213
   ----------     ----------   -----------   -----------   ----------    ----------
   $  137,344     $  186,368   $ 1,845,512   $ 1,868,343   $  487,046    $  294,242
   ==========     ==========   ===========   ===========   ==========    ==========

-------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1997

                             EMERGING                  LIMITED
                              GROWTH     BALANCED   MATURITY BOND    PARTNERS
                              FUND+     PORTFOLIO++  PORTFOLIO++   PORTFOLIO++
                            ----------  ----------- ------------- --------------
INVESTMENT IN COMMON
 STOCK:
 Number of shares.........      95,353      72,246      38,108          89,345
 Identified cost..........  $1,331,804  $1,178,141    $529,796      $1,800,214
ASSETS:
 Investments at value.....  $1,225,289  $1,285,970    $538,091      $1,840,517
 Dividends receivable.....                       0           0
LIABILITIES:
 Due to (from) The Penn
  Mutual Life Insurance
  Company.................         333         362         156             502
                            ----------  ----------    --------      ----------
NET ASSETS................  $1,224,956  $1,285,608    $537,935      $1,840,015
                            ==========  ==========    ========      ==========
Variable life accumulation
 units....................      88,517      90,306      46,429         147,909
Accumulation unit values..       13.84  $    14.24    $  11.59      $    12.44

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1997

                             EMERGING                  LIMITED
                              GROWTH     BALANCED   MATURITY BOND    PARTNERS
                             FUND+(C)   PORTFOLIO++  PORTFOLIO++  PORTFOLIO++(C)
                            ----------  ----------- ------------- --------------
INVESTMENT INCOME:
 Dividends................  $        0  $   10,740    $ 16,034      $        0
EXPENSE:
 Mortality and expense
  risk charges............       2,277       7,970       3,159           2,928
                            ----------  ----------    --------      ----------
 Net investment income
  (loss)..................      (2,277)      2,770      12,875          (2,928)
                            ----------  ----------    --------      ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from redemption of fund
  shares..................         (80)        626          42             199
 Capital gains
  distributions...........      92,677      27,565           0               0
                            ----------  ----------    --------      ----------
 Net realized gains from
  investment transactions.      92,597      28,191          42             199
 Net change in unrealized
  appreciation
  (depreciation) of
  investments.............    (106,515)    104,999       6,507          40,303
                            ----------  ----------    --------      ----------
 Net realized and
  unrealized gains
  (losses) on investments.     (13,918)    133,190       6,549          40,502
                            ----------  ----------    --------      ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS...............  $  (16,195) $  135,960    $ 19,424      $   37,574
                            ==========  ==========    ========      ==========

-----------------------
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.
(a) Represents only the Cornerstone VUL II product
(b) Represents only the Variable Estate Max product

(c) For the period May 1, 1997 (date fund first became available for investment to contract owners) to December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

   CAPITAL                                                                   EMERGING
 APPRECIATION EQUITY INCOME    GROWTH     ASSET MANAGER    INDEX 500      MARKETS EQUITY
 PORTFOLIO+++ PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++  PORTFOLIO++++    PORTFOLIO+++++
 ------------ ------------- ------------- ------------- ---------------- -----------------
     272,694      400,866        307,213       91,398          13,275          59,600
  $2,872,230   $8,344,591    $ 9,742,557   $1,467,510       1,452,531        $650,360
  $2,639,682   $9,733,015    $11,397,610   $1,646,080       1,518,541        $562,030
           0            0              0            0
         735        2,628          2,906          458             400             164
  ----------   ----------    -----------   ----------      ----------        --------
  $2,638,947   $9,730,387    $11,394,704   $1,645,622      $1,518,141        $561,866
  ==========   ==========    ===========   ==========      ==========        ========
     241,426      566,358        661,219      108,398         124,531          62,460
  $    10.93   $    17.18    $     17.23   $    15.18      $    12.19        $   9.00
------------------------------------------------------------------------------------------
   CAPITAL                                                                   EMERGING
 APPRECIATION EQUITY INCOME    GROWTH     ASSET MANAGER    INDEX 500      MARKETS EQUITY
 PORTFOLIO+++ PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++ PORTFOLIO++++(C) PORTFOLIO+++++(C)
 ------------ ------------- ------------- ------------- ---------------- -----------------
  $        0   $   71,519    $    37,734   $   28,044      $        0        $  3,669
      19,266       59,222         74,199       12,024           3,726           1,168
  ----------   ----------    -----------   ----------      ----------        --------
     (19,266)      12,297        (36,465)      16,020          (3,726)          2,501
  ----------   ----------    -----------   ----------      ----------        --------
        (365)       2,481         (6,023)         (51)            660              50
      37,706      359,580        168,905       70,349               0          16,232
  ----------   ----------    -----------   ----------      ----------        --------
      37,341      362,061        162,882       70,298             660          16,282
     (97,199)   1,102,313      1,429,320      118,879          66,010         (88,329)
  ----------   ----------    -----------   ----------      ----------        --------
     (59,858)   1,464,374      1,592,202      189,177          66,670         (72,047)
  ----------   ----------    -----------   ----------      ----------        --------
  $  (79,124)  $1,476,671    $ 1,555,737   $  205,197      $   62,944        $(69,546)
  ==========   ==========    ===========   ==========      ==========        ========

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX

STATEMENT OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                          MONEY MARKET               MONEY MARKET
                                   TOTAL                    FUND+(A)                   FUND+(B)
                          ------------------------  --------------------------  ------------------------
                             1997         1996          1997          1996         1997         1996
                          -----------  -----------  ------------  ------------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $ 1,112,959  $   458,348  $    157,466  $     78,569  $    45,578  $    17,308
 Net realized gains
  (losses) from
  investment
  transactions..........    3,314,021      920,133             0             0            0            0
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    4,019,321      785,327             0             0            0            0
                          -----------  -----------  ------------  ------------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........    8,446,301    2,163,808       157,466        78,569       45,578       17,308
                          -----------  -----------  ------------  ------------  -----------  -----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............   55,697,302   29,546,396    20,916,165    15,559,938    6,413,648    2,858,896
 Surrender benefits.....   (1,174,373)    (253,954)      (86,743)      (13,953)      (8,112)           0
 Net transfers..........     (405,105)    (350,840)  (17,728,339)  (13,489,878)  (6,792,690)  (2,006,542)
 Contract administration
  charges...............   (2,458,161)  (1,438,914)     (252,624)     (205,795)     (97,636)     (50,964)
 Cost of insurance......   (5,418,402)  (2,256,403)     (676,258)     (408,772)     (53,902)     (17,733)
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............   46,241,261   25,246,285     2,172,201     1,441,540     (538,692)     783,657
                          -----------  -----------  ------------  ------------  -----------  -----------
  Total increase
   (decrease) in net
   assets...............   54,687,562   27,410,093     2,329,667     1,520,109     (493,114)     800,965
NET ASSETS:
 Beginning of year......   33,434,191    6,024,098     2,650,543     1,130,434      866,001       65,036
                          -----------  -----------  ------------  ------------  -----------  -----------
 END OF YEAR............  $88,121,753  $33,434,191  $  4,980,210  $  2,650,543  $   372,887  $   866,001
                          ===========  ===========  ============  ============  ===========  ===========
                                  QUALITY                  HIGH YIELD                   GROWTH
                                BOND FUND+                 BOND FUND+                EQUITY FUND+
                          ------------------------  --------------------------  ------------------------
                             1997         1996          1997          1996         1997         1996
                          -----------  -----------  ------------  ------------  -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................  $   104,718  $    32,261  $    140,148  $     34,567  $    (2,905) $       (34)
 Net realized gains
  (losses) from
  investment
  transactions..........        1,117           94           209           360      160,672       36,254
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      (10,075)     (24,231)       (3,013)       (2,192)      28,601       (2,111)
                          -----------  -----------  ------------  ------------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........       95,760        8,124       137,344        32,735      186,368       34,109
                          -----------  -----------  ------------  ------------  -----------  -----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............      890,922      154,180       520,416       165,686      568,104      152,803
 Surrender benefits.....      (12,865)      (2,649)      (20,623)       (2,074)     (28,906)        (842)
 Net transfers..........      676,550      336,072       934,696       262,002      658,612      181,764
 Contract administration
  charges...............      (34,370)     (13,801)      (44,688)      (18,004)     (53,485)     (16,807)
 Cost of insurance......      (79,717)     (22,987)      (89,890)      (29,457)     (93,538)     (26,209)
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............    1,440,520      450,815     1,299,911       378,153    1,050,787      290,709
                          -----------  -----------  ------------  ------------  -----------  -----------
  Total increase
   (decrease) in net
   assets...............    1,536,280      458,939     1,437,255       410,888    1,237,155      324,818
NET ASSETS:
 Beginning of year......      546,075       87,136       503,318        92,430      375,964       51,146
                          -----------  -----------  ------------  ------------  -----------  -----------
 END OF YEAR............  $ 2,082,355  $   546,075  $  1,940,573  $    503,318  $ 1,613,119  $   375,964
                          ===========  ===========  ============  ============  ===========  ===========

-----------------------
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++Investment in Morgan Stanley Universal Funds, Inc.
(a)  Represents only the Cornerstone VUL II product
(b)  Represents only the Variable Estate Max product

(c) For the period May 1, 1997 (date fund first became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX

STATEMENT OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONT'D.)

                                  VALUE                   FLEXIBLY          SMALL CAPITALIZATION
                               EQUITY FUND+            MANAGED FUND+                FUND+
                          -----------------------  -----------------------  ----------------------
                             1997         1996        1997         1996        1997        1996
                          -----------  ----------  -----------  ----------  ----------  ----------
OPERATIONS:
 Net investment income
  (loss)................  $    86,687  $   32,188  $   456,926  $  222,428  $   (4,489) $    1,545
 Net realized gains
  (losses) from
  investment
  transactions..........      747,225     195,982    1,185,629     340,134     245,723      49,124
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    1,011,600     264,271      225,788      61,997     245,812      62,662
                          -----------  ----------  -----------  ----------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........    1,845,512     492,441    1,868,343     624,559     487,046     113,331
                          -----------  ----------  -----------  ----------  ----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............    4,401,455   1,360,144    8,035,953   2,664,444   1,267,983     498,674
 Surrender benefits.....     (150,408)    (32,419)    (271,011)    (74,122)    (66,999)    (13,130)
 Net transfers..........    4,059,918   2,385,789    4,819,106   4,216,930   1,510,388     660,016
 Contract administration
  charges...............     (345,537)   (141,826)    (511,660)   (285,785)   (129,639)    (52,877)
 Cost of insurance......     (758,061)   (226,508)  (1,257,150)   (469,401)   (222,701)    (78,480)
                          -----------  ----------  -----------  ----------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............    7,207,367   3,345,180   10,815,238   6,052,066   2,359,032   1,014,203
                          -----------  ----------  -----------  ----------  ----------  ----------
 Total increase
  (decrease) in net
  assets................    9,052,879   3,837,621   12,683,581   6,676,625   2,846,078   1,127,534
NET ASSETS:
 Beginning of year......    4,773,247     935,626    8,074,248   1,397,623   1,292,376     164,842
                          -----------  ----------  -----------  ----------  ----------  ----------
 END OF YEAR............  $13,826,126  $4,773,247  $20,757,829  $8,074,248  $4,138,454  $1,292,376
                          ===========  ==========  ===========  ==========  ==========  ==========

                              INTERNATIONAL         EMERGING        BALANCED         LIMITED MATURITY
                              EQUITY FUND+        GROWTH FUND+     PORTFOLIO++       BOND PORTFOLIO++
                          ----------------------  ------------ --------------------  ------------------
                             1997        1996       1997(C)       1997       1996      1997      1996
                          ----------  ----------  ------------ ----------  --------  --------  --------
OPERATIONS:
 Net investment income
  (loss)................  $  147,029  $   72,792   $   (2,277) $    2,770  $    758  $ 12,875  $  3,899
 Net realized gains
  (losses) from
  investment
  transactions..........     202,893     110,126       92,597      28,191    20,701        42       (33)
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........     (55,680)     13,930     (106,515)    104,999     2,836     6,507       898
                          ----------  ----------   ----------  ----------  --------  --------  --------
Net increase (decrease)
 in net assets resulting
 from operations........     294,242     196,848      (16,195)    135,960    24,295    19,424     4,764
                          ----------  ----------   ----------  ----------  --------  --------  --------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............   2,252,060     861,883      193,901     427,494   360,163   106,557    89,190
 Surrender benefits.....     (91,280)    (17,014)      (8,966)    (15,147)   (6,240)   (8,158)     (135)
 Net transfers..........   1,590,138   1,483,081    1,102,775     330,277   120,901   237,622   103,331
 Contract administration
  charges...............    (190,691)   (102,391)     (13,674)    (33,976)  (28,971)   (9,698)   (5,179)
 Cost of insurance......    (364,231)   (144,055)     (32,885)    (83,916)  (46,800)  (27,506)  (11,238)
                          ----------  ----------   ----------  ----------  --------  --------  --------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............   3,195,996   2,081,504    1,241,151     624,732   399,053   298,817   175,969
                          ----------  ----------   ----------  ----------  --------  --------  --------
 Total increase
  (decrease) in net
  assets................   3,490,238   2,278,352    1,224,956     760,692   423,348   318,241   180,733
NET ASSETS:
 Beginning of year......   2,541,781     263,429            0     524,916   101,568   219,694    38,961
                          ----------  ----------   ----------  ----------  --------  --------  --------
 END OF YEAR............  $6,032,019  $2,541,781   $1,224,956  $1,285,608  $524,916  $537,935  $219,694
                          ==========  ==========   ==========  ==========  ========  ========  ========

-----------------------
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++Investment in Morgan Stanley Universal Funds, Inc.
(a)  Represents only the Cornerstone VUL II product
(b)  Represents only the Variable Estate Max product

(c) For the period May 1, 1997 (date fund first became available for investment to contract owners) to December 31, 1997.
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX

STATEMENT OF CHANGES IN NET ASSETS - FOR THE YEAR ENDED DECEMBER 31, 1997 (CONT'D.)

                           PARTNERS    CAPITAL APPRECIATION        EQUITY INCOME
                          PORTFOLIO++      PORTFOLIO+++            PORTFOLIO++++
                          -----------  ----------------------  ----------------------
                            1997(C)       1997        1996        1997        1996
                          -----------  ----------  ----------  ----------  ----------
OPERATIONS:
 Net investment income
  (loss)................  $   (2,928)  $  (19,266) $   (8,636) $   12,297  $  (14,588)
 Net realized gains
  (losses) from
  investment
  transactions..........         199       37,341      68,566     362,061      30,042
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........      40,303      (97,199)   (135,169)  1,102,313     253,509
                          ----------   ----------  ----------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........      37,574      (79,124)    (75,239)  1,476,671     268,963
                          ----------   ----------  ----------  ----------  ----------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............     264,833    1,110,343     840,551   2,992,198   1,456,967
 Surrender benefits.....     (14,104)     (48,960)    (20,881)   (126,180)    (31,547)
 Net transfers..........   1,604,570      327,335     798,967   2,506,134   1,764,383
 Contract administration
  charges...............     (20,145)     (75,326)    (98,540)   (228,765)   (144,237)
 Cost of insurance......     (32,713)    (188,005)   (137,884)   (522,767)   (222,108)
                          ----------   ----------  ----------  ----------  ----------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............   1,802,441    1,125,387   1,382,213   4,620,620   2,823,458
                          ----------   ----------  ----------  ----------  ----------
Total increase
 (decrease) in net
 assets.................   1,840,015    1,046,263   1,306,974   6,097,291   3,092,421
NET ASSETS:
 Beginning of year......           0    1,592,684     285,710   3,633,096     540,675
                          ----------   ----------  ----------  ----------  ----------
 END OF YEAR............  $1,840,015   $2,638,947  $1,592,684  $9,730,387  $3,633,096
                          ==========   ==========  ==========  ==========  ==========

                                                                                          EMERGING
                                  GROWTH              ASSET MANAGER        INDEX 500   MARKETS EQUITY
                              PORTFOLIO++++           PORTFOLIO++++      PORTFOLIO++++ PORTFOLIO+++++
                          -----------------------  --------------------  ------------- --------------
                             1997         1996        1997       1996       1997(C)       1997(C)
                          -----------  ----------  ----------  --------  ------------- --------------
OPERATIONS:
 Net investment income
  (loss)................  $   (36,465) $  (20,955) $   16,020  $  6,246   $   (3,726)     $  2,501
 Net realized gains
  (losses) from
  investment
  transactions..........      162,882      62,545      70,298     6,238          660        16,282
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........    1,429,320     235,591     118,879    53,336       66,010       (88,329)
                          -----------  ----------  ----------  --------   ----------      --------
Net increase (decrease)
 in net assets resulting
 from operations........    1,555,737     277,181     205,197    65,820       62,944       (69,546)
                          -----------  ----------  ----------  --------   ----------      --------
VARIABLE LIFE
 ACTIVITIES:
 Purchase payments under
  variable life
  contracts.............    4,149,071   2,213,494     528,410   309,383      510,305       147,484
 Surrender benefits.....     (168,493)    (34,941)    (26,997)   (4,007)     (13,767)       (6,654)
 Net transfers..........    1,816,139   2,566,211     382,011   266,133    1,045,038       514,615
 Contract administration
  charges...............     (339,058)   (246,323)    (39,694)  (27,414)     (28,311)       (9,184)
 Cost of insurance......     (747,390)   (356,315)   (114,855)  (58,456)     (58,068)      (14,849)
                          -----------  ----------  ----------  --------   ----------      --------
Net increase (decrease)
 in net assets resulting
 from variable life
 activities.............    4,710,269   4,142,126     728,875   485,639    1,455,197       631,412
                          -----------  ----------  ----------  --------   ----------      --------
Total increase
 (decrease) in net
 assets.................    6,266,006   4,419,307     934,072   551,459    1,518,141       561,866
NET ASSETS:
 Beginning of year......    5,128,698     709,391     711,550   160,091            0             0
                          -----------  ----------  ----------  --------   ----------      --------
 END OF YEAR............  $11,394,704  $5,128,698  $1,645,622  $711,550   $1,518,141      $561,866
                          ===========  ==========  ==========  ========   ==========      ========

-----------------------
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger & Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios, Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++Investment in Morgan Stanley Universal Funds, Inc.
(a)  Represents only the Cornerstone VUL II product
(b)  Represents only the Variable Estate Max product

(c) For the period May 1, 1997 (date fund first became available for investment to contract owners) to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

----------------------------------------------------
THIS PAGE LEFT INTENTIONALLY BLANK

-------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997
-------------------------------------------------------------------------------
NOTE 1.

  The significant accounting policies of Penn Mutual Variable Life Account I--Cornerstone VUL II/Variable Estate Max sub-accounts (Cornerstone II/Estate Max) are as follows:

  For presentation purposes the Cornerstone VUL II and Variable Estate Max products are presented in one financial statement.

  GENERAL - Cornerstone II/Estate Max were established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Cornerstone II/ Estate Max is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Cornerstone II/Estate Max offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Contract owners may borrow up to a specific amount depending on their policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1997 and the reported amounts from operations and contract transactions during 1997 and 1996. Actual results could differ from those estimates.

  INVESTMENTS - Assets of Cornerstone II/Estate Max are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High
  Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity Fund, Small Capitalization Fund, and Emerging Markets Fund; Neuberger&Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced Portfolio and
-------------------------------------------------------------------------------
NOTE 2.

  For the years ended December 31, 1997 and 1996, shares of the respective funds and portfolios were as follows:

                               MONEY MARKET            QUALITY BOND           HIGH YIELD           GROWTH EQUITY
                                   FUND+                   FUND+              BOND FUND+               FUND+
                          ------------------------  --------------------  --------------------  --------------------
                             1997         1996         1997       1996       1997       1996       1997       1996
                          -----------  -----------  ----------  --------  ----------  --------  ----------  --------
Shares purchased........   17,970,016   12,518,440     179,649    56,687     143,944    60,481      46,870    17,079
Shares received from re-
 investment of:
 Net investment income..      192,245      118,022      11,306     3,407      15,727     4,135         232        76
 Capital gains distribu-
  tion..................            0            0          83         0           0         0       6,588     1,691
                          -----------  -----------  ----------  --------  ----------  --------  ----------  --------
Total shares acquired...   18,162,261   12,636,462     191,038    60,094     159,671    64,616      53,690    18,846
Shares redeemed.........  (16,443,350) (10,154,039)    (41,445)  (13,985)    (12,271)  (19,068)     (5,005)   (3,881)
                          -----------  -----------  ----------  --------  ----------  --------  ----------  --------
Net increase in shares
 owned..................    1,718,911    2,482,423     149,593    46,109     147,400    45,548      48,685    14,965
Shares owned, beginning
 of year................    3,588,261    1,105,838      54,620     8,511      56,501    10,953      17,523     2,558
                          -----------  -----------  ----------  --------  ----------  --------  ----------  --------
Shares owned, end of
 year...................    5,307,172    3,588,261     204,213    54,620     203,901    56,501      66,208    17,523
                          ===========  ===========  ==========  ========  ==========  ========  ==========  ========
Cost of shares acquired.  $18,162,261  $12,636,462  $1,983,133  $626,412  $1,558,426  $585,899  $1,335,940  $413,350
Proceeds from shares re-
 deemed.................  $16,443,350  $10,154,039  $  436,556  $143,226  $  117,903  $173,086  $  127,231  $ 86,303

                           EMERGING                            LIMITED                            CAPITAL
                            GROWTH        BALANCED          MATURITY BOND      PARTNERS        APPRECIATION
                            FUND+        PORTFOLIO++         PORTFOLIO++      PORTFOLIO++      PORTFOLIO+++
                          ----------  ------------------  ------------------  -----------  ----------------------
                           1997(A)      1997      1996      1997      1996      1997(A)       1997        1996
                          ----------  --------  --------  --------  --------  -----------  ----------  ----------
Shares purchased........      89,036    45,002    35,598    24,145    23,930      90,770      141,336     133,027
Shares received from re-
 investment of:
 Net investment income..           0       686       233     1,200       368           0            0           0
 Capital gains distribu-
  tion..................       7,212     1,761     1,296         0         0           0        4,261       6,448
                          ----------  --------  --------  --------  --------  ----------   ----------  ----------
Total shares acquired...      96,248    47,449    37,127    25,345    24,298      90,770      145,597     139,475
Shares redeemed.........        (895)   (8,183)   (9,945)   (2,877)  (11,307)     (1,425)     (28,478)     (7,594)
                          ----------  --------  --------  --------  --------  ----------   ----------  ----------
Net increase in shares
 owned..................      95,353    39,266    27,182    22,468    12,991      89,345      117,119     131,881
Shares owned, beginning
 of year................           0    32,980     5,798    15,640     2,649           0      155,575      23,694
                          ----------  --------  --------  --------  --------  ----------   ----------  ----------
Shares owned, end of
 year...................      95,353    72,246    32,980    38,108    15,640      89,345      272,694     155,575
                          ==========  ========  ========  ========  ========  ==========   ==========  ==========
Cost of shares acquired.  $1,343,770  $792,822  $582,671  $351,584  $337,832  $1,829,036   $1,433,785  $1,523,998
Proceeds from shares re-
 deemed.................  $   11,886  $137,524  $162,966  $ 39,786  $157,920  $   29,021   $  289,724  $   81,197

-----------------------

The cost of net redemptions is determined on a last-in, first-out basis.
(a) For the period May 1, 1997 (date funds became available for investment to contractholders) to December 31, 1997
+  Investment in Penn Series Funds, Inc.
++ Investment in Neuberger&Berman Advisers Management Trust
+++ Investment in American Century Variable Portfolios, Inc. (TCI Portfolios,
    Inc.'s name changed to American Century Variable Portfolios, Inc. as of May 1, 1997)
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I
     and II
+++++ Investment in Morgan Stanley Universal Funds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTE 1., CONT'D.

  Partners Portfolio; American Century Variable Portfolios, Inc. (ACI):
  Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Universal Funds Inc. (MS): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity, and MS are open-end diversified investment companies. The investments in shares of these Funds or Portfolios are carried at market value as determined by the underlying net asset value of the respective Funds or Portfolios.

  FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Cornerstone II/ Estate Max is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Cornerstone II/Estate Max.
--------------------------------------------------------------------------------


                                                         SMALL               INTERNATIONAL
    VALUE EQUITY           FLEXIBLY MANAGED         CAPITALIZATION              EQUITY
        FUND+                   FUND+                    FUND+                   FUND+
----------------------  -----------------------  ----------------------  ----------------------
   1997        1996        1997         1996        1997        1996        1997        1996
----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
   342,984     192,908      565,437     342,661     176,644     114,111     322,058     171,806
     7,419       2,691       29,274      13,860       1,344         556      11,463       5,335
    33,173      10,049       59,763      18,080      16,935       3,801      12,386       7,106
----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
   383,576     205,648      654,474     374,601     194,923     118,468     345,907     184,247
   (17,389)    (16,010)     (38,372)    (23,982)    (11,068)    (30,486)   (134,703)    (39,588)
----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
   366,187     189,638      616,102     350,619     183,855      87,982     211,204     144,659
   247,116      57,478      430,952      80,333     103,024      15,042     162,866      18,207
----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
   613,303     247,116    1,047,054     430,952     286,879     103,024     374,070     162,866
==========  ==========  ===========  ==========  ==========  ==========  ==========  ==========
$8,428,696  $3,863,030  $13,231,770  $7,070,311  $2,758,570  $1,430,164  $5,819,080  $2,884,014
$  383,769  $  290,587  $   771,037  $  455,369  $  156,965  $  368,391  $2,275,089  $  618,269

                                                      ASSET                          EMERGING
    EQUITY INCOME              GROWTH                MANAGER          INDEX 500   MARKETS EQUITY
    PORTFOLIO++++           PORTFOLIO++++         PORTFOLIO++++     PORTFOLIO++++ PORTFOLIO+++++
----------------------  ----------------------  ------------------  ------------- ---------------
   1997        1996        1997        1996       1997      1996       1997(A)     1997(A)
----------  ----------  ----------  ----------  --------  --------  ------------- -----------
   229,498     167,613     153,300     145,505    53,030    37,160       14,070      59,519
     3,612          56       1,196          92     1,818       456            0         404
    18,161       1,654       5,352       2,307     4,559       376            0       1,790
----------  ----------  ----------  ----------  --------  --------   ----------   ---------
   251,271     169,323     159,848     147,904    59,407    37,992       14,070      61,713
   (23,201)    (24,588)    (17,368)     (7,468)  (10,047)   (6,094)        (795)     (2,113)
----------  ----------  ----------  ----------  --------  --------   ----------   ---------
   228,070     144,735     142,480     140,436    49,360    31,898       13,275      59,600
   172,796      28,061     164,733      24,297    42,038    10,140            0           0
----------  ----------  ----------  ----------  --------  --------   ----------   ---------
   400,866     172,796     307,213     164,733    91,398    42,038       13,275      59,600
==========  ==========  ==========  ==========  ========  ========   ==========   =========
$5,493,990  $3,317,836  $5,422,091  $4,408,108  $982,357  $596,147   $1,541,327   $ 676,035
$  499,663  $  477,046  $  577,552  $  221,841  $166,816  $ 98,446   $   89,456   $  25,725

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I - CORNERSTONE VUL II/VARIABLE ESTATE MAX NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------

NOTE 3.

  Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at a current annual rate guaranteed never to exceed 0.90%, of the average value of Cornerstone II/Estate Max.

  On the date of issue and on each monthly anniversary a monthly deduction is made from the policy value. The monthly deduction consists of (1) insurance charges (2) administrative charges and (3) any charges for additional benefits added by supplemental agreements to a policy. See original policy documents for specific charges assessed.

  If a policy is surrendered within the first 11 years in Cornerstone VUL II or the first 13 years for Variable Estate Max, a contingent deferred sales charge and/or contingent deferred administrative charge will be assessed. These charges will be deducted before any surrender proceeds are paid. See original policy document for specific charges assessed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF TRUSTEES
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheet of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and the related consolidated income statement, statement of changes in equity and statement of cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements and included an explanatory paragraph that disclosed the Company's adoption of several accounting principles which were not previously required to be adopted. These changes are described in Note 1 to the financial statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1997, and the results of their operations and their cash flows for the year then ended, in conformity with generally accepted accounting principles.


                                    /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 30, 1998

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF TRUSTEES OF

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PENNSYLVANIA

We have audited the accompanying consolidated balance sheet of The Penn Mutual Life Insurance Company as of December 31, 1996 and the related consolidated income statements, changes in equity and statement of cash flows for the two years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial condition of The Penn Mutual Life Insurance Company as of December 31, 1996, and the results of their operations and their cash flows for the two years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1996 the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN
40) and Statement of Financial Accounting Standards No. 120 (SFAS 120), which required implementation of several accounting pronouncements not previously adopted. The effects of adopting FIN 40 and SFAS 120 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.

/s/ Coopers & Lybrand L.L.P.
Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                            1997       1996
--------------------------------------------------------------------------------
(in thousands)
ASSETS
Debt securities, at fair value...........................  $5,427,652 $5,214,788
Equity securities, at fair value.........................      12,502     16,745
Mortgage loans on real estate............................      52,996    124,914
Real estate, net of accumulated depreciation.............      22,358     97,805
Policy loans.............................................     642,989    656,073
Short-term investments...................................      43,470     37,515
Other invested assets....................................      88,928     94,369
                                                           ---------- ----------
 TOTAL INVESTMENTS.......................................   6,290,895  6,242,209
Cash and cash equivalents................................      37,064     37,314
Investment income due and accrued........................     103,072    103,132
Deferred acquisition costs...............................     384,542    412,595
Amounts recoverable from reinsurers......................      63,211     58,882
Broker/dealer receivables................................     526,797    449,150
Other assets.............................................      92,203     85,382
Separate account assets..................................   1,869,094  1,368,384
                                                           ---------- ----------
 TOTAL ASSETS............................................  $9,366,878 $8,757,048
                                                           ========== ==========
LIABILITIES
Reserves for payment of future policy benefits...........  $2,770,015 $2,782,621
Other policyholder funds.................................   2,973,434  3,053,412
Policyholders' dividends payable.........................      35,273     35,395
Broker/dealer payables...................................     333,104    303,089
Accrued income tax payable:
 Current.................................................      17,476     25,487
 Deferred................................................      75,096     35,783
Other liabilities........................................     283,666    282,501
Separate account liabilities.............................   1,869,094  1,368,384
                                                           ---------- ----------
 TOTAL LIABILITIES.......................................   8,357,158  7,886,672
                                                           ---------- ----------
EQUITY
Unrealized gains/(losses) on investment securities, net
 of taxes and amortization of deferred acquisition costs.     152,009     85,730
Retained earnings........................................     857,711    784,646
                                                           ---------- ----------
 TOTAL EQUITY............................................   1,009,720    870,376
                                                           ---------- ----------
  TOTAL LIABILITIES AND EQUITY...........................  $9,366,878 $8,757,048
                                                           ========== ==========


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED INCOME STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                1997        1996        1995
--------------------------------------------------------------------------------
(in thousands)
REVENUES
Premium and annuity considerations.......... $  195,220  $  199,821  $  187,907
Policy fee income...........................    102,398      89,349      80,652
Net investment income.......................    460,206     475,315     489,773
Net realized capital gains/(losses).........      9,655     (10,078)     14,112
Broker/dealer fees and commissions..........    290,005     241,068     200,223
Other income................................     11,851      11,544      31,646
                                             ----------  ----------  ----------
 TOTAL REVENUE..............................  1,069,335   1,007,019   1,004,313
                                             ----------  ----------  ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and
 beneficiaries..............................    480,234     462,412     486,559
Policyholder dividends......................     67,412      67,596      69,807
Increase/(decrease) in liability for future
 policy benefits............................    (11,972)     42,652      38,038
General expenses............................    202,731     178,554     186,204
Broker/dealer sales expense.................    160,730     132,724     109,492
Amortization of deferred acquisition costs..     43,223      46,137      36,794
                                             ----------  ----------  ----------
 TOTAL BENEFITS AND EXPENSES................    942,358     930,075     926,894
                                             ----------  ----------  ----------
 INCOME BEFORE INCOME TAXES.................    126,977      76,944      77,419
                                             ----------  ----------  ----------
Income taxes:
 Current....................................     50,061      37,944      11,740
 Deferred...................................      3,851      (9,919)    (33,179)
                                             ----------  ----------  ----------
 NET INCOME................................. $   73,065  $   48,919  $   98,858
                                             ==========  ==========  ==========


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                               UNREALIZED
                                              APPRECIATION
                                             (DEPRECIATION)
                                             OF INVESTMENT  RETAINED   TOTAL
FOR THE YEARS ENDED DECEMBER 31,               SECURITIES   EARNINGS   EQUITY
--------------------------------------------------------------------------------
(in thousands)
BALANCE AT JANUARY 1, 1995..................    $(57,212)   $636,869 $  579,657
 Net income for 1995........................         --       98,858     98,858
 Unrealized appreciation of securities......     216,153         --     216,153
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1995................     158,941     735,727    894,668
 Net income for 1996........................         --       48,919     48,919
 Unrealized depreciation of securities......     (73,211)        --     (73,211)
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1996................      85,730     784,646    870,376
 Net income for 1997........................         --       73,065     73,065
 Unrealized appreciation of securities......      66,279         --      66,279
                                                --------    -------- ----------
BALANCE AT DECEMBER 31, 1997................    $152,009    $857,711 $1,009,720
                                                ========    ======== ==========



   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,               1997         1996         1995
----------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income................................  $    73,065  $    48,919  $    98,858
Adjustments to reconcile net income to net
 cash provided by operations:
 Capitalization of policy acquisition
  costs...................................      (64,427)     (60,234)     (52,147)
 Amortization of deferred acquisition
  costs...................................       43,223       46,137       36,794
 Policy fees on universal life and invest-
  ment contracts..........................     (104,342)     (89,349)     (80,652)
 Interest credited on universal life and
  investment contracts....................      160,417      171,051      186,549
 Depreciation and amortization............       18,682       11,613       13,260
 Premiums due and other receivables.......       (7,291)        (105)      (2,219)
 Realized capital (gains)/losses..........       (9,655)      10,078      (14,112)
 (Increase)/decrease in accrued investment
  income..................................           60        6,474        7,880
 (Increase)/decrease in amounts due from
  reinsurers..............................       (4,329)     (14,200)       9,994
 (Increase)/decrease in net broker dealer
  receivables.............................      (47,632)         296      (37,142)
 Increase/(decrease) in future policy ben-
  efit reserves...........................      (13,358)      58,697        9,276
 Increase/(decrease) in claims payable....          --           --       (16,322)
 Increase/(decrease) in income tax pay-
  able....................................       (4,526)       7,798      (59,512)
 Other, net...............................       (6,693)      39,625       (5,232)
                                            -----------  -----------  -----------
  NET CASH PROVIDED BY OPERATING ACTIVI-
   TIES...................................       33,194      236,800       95,273
                                            -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
 Debt securities available for sale.......    1,235,274      927,905    1,201,541
 Equity securities........................       20,374       25,413      153,985
 Real estate..............................       87,875       40,209       20,461
 Other....................................       14,355       15,284       10,834
Maturity and other principal repayments:
 Debt securities available for sale.......      472,474      278,290      276,806
 Equity securities........................          --           --         1,992
 Mortgage loans...........................       61,813      156,643      138,396
Cost of investments acquired:
 Debt securities available for sale.......   (1,772,007)  (1,427,048)  (1,448,184)
 Equity securities........................      (15,268)     (11,752)     (80,999)
 Mortgage loans...........................            0      (36,155)    (115,047)
 Real estate..............................      (15,600)      (8,542)     (15,428)
 Other....................................      (15,503)      (8,789)      (8,420)
Change in policy loans, net...............       13,084        1,234      (18,708)
(Increase)/decrease in short-term
 investments, net.........................       (5,955)      51,290      (80,740)
Purchases of furniture and equipment, net.       (4,116)      (6,449)      (5,369)
                                            -----------  -----------  -----------
  NET CASH (USED)/PROVIDED BY INVESTING
   ACTIVITIES.............................       76,800       (2,467)      31,120
                                            -----------  -----------  -----------

                                 - CONTINUED -


   The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS, CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                    1997       1996       1995
----------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment
 contracts......................................  $ 653,233  $ 625,816  $ 602,956
Withdrawals from universal life and investment
 contracts......................................   (552,311)  (567,697)  (608,416)
Transfers to separate accounts..................   (236,008)  (269,735)  (114,332)
Issuance/(repayment) of debt....................     24,842    (18,424)     1,354
                                                  ---------  ---------  ---------
  NET CASH USED BY FINANCING ACTIVITIES.........   (110,244)  (230,040)  (118,438)
                                                  ---------  ---------  ---------
  NET DECREASE IN CASH AND CASH EQUIVALENTS.....       (250)     4,293      7,955
CASH AND CASH EQUIVALENTS
 Beginning of the year..........................     37,314     33,021     25,066
                                                  ---------  ---------  ---------
 End of the year................................  $  37,064  $  37,314  $  33,021
                                                  =========  =========  =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
 Income Taxes...................................  $  54,507  $  20,228  $  46,286
 Interest Paid..................................      1,384        939      5,239

  See Note 2 for information on unrealized gains and losses and a 1996 non-cash transaction related to mortgage loans.



   The accompanying notes are an integral part of the consolidated financial statements.

-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(IN THOUSANDS OF DOLLARS)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company (the "Company") was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer, investment advisory and real estate subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

ACCOUNTING CHANGES

As of January 1, 1996, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts". The initial effect of applying these pronouncements has been reported retroactively, as of January 1, 1993. SFAS No. 120 requires financial statements referred to as prepared in accordance with generally accepted accounting principles (GAAP) to apply all applicable authoritative GAAP pronouncements. Prior to the adoption of SFAS No. 120, statutory financial statements were permitted to be referred to as being prepared in accordance with GAAP. The significant GAAP authoritative pronouncements requiring initial application were as follows:

 . SFAS No. 60, "Accounting and Reporting by Insurance Enterprises",

 . SFAS No. 87, "Employers' Accounting for Pensions",

 . SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries",

 . SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain
  Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments",

 . SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than
  Pensions" ,

 . SFAS No. 109, "Accounting for Income Taxes",

 . SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts",

 . Statement of Position (SOP) 95-1, "Accounting for Certain Insurance
  Activities of Mutual Life Insurance Enterprises".

The cumulative effect of applying SFAS No. 120 and FIN 40 primarily consists of the initial deferral of acquisition costs, the establishment of deferred taxes, the change in methodology for insurance reserves, and the elimination of the statutory asset valuation reserve and interest maintenance reserve and the establishment of investment valuation allowances. In connection with the adoption of FIN 40, the Company also adopted SFAS No. 115, "Accounting for Certain Debt and Equity Securities" as of January 1, 1994.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

As a result of the change in accounting principles, net income as previously reported, has been restated as follows:

                                                                      1995
                                                                    ---------
   Net income, as previously reported.............................. $     729
   Add adjustments for the cumulative effect on prior years
    Deferred acquisition costs.....................................    15,353
    Policy reserves................................................   (12,079)
    Deferred taxes.................................................    32,341
    Investment reserves............................................    46,640
    Other, net.....................................................    15,874
    Total..........................................................    98,129
                                                                    ---------
   Net income, as adjusted......................................... $  98,858
                                                                    =========

As a result of the change in accounting principles, equity, as previously reported has been restated as follows:

                                                                      1995
                                                                    ---------
   Balance at beginning of year, as previously reported............ $ 315,321
                                                                    ---------
   Add adjustments for the cumulative effect on prior years of applying retroactively the new basis of accounting
    Deferred acquisition costs.....................................   466,446
    Policy reserves................................................   (67,526)
    Deferred taxes.................................................      (527)
    Investment reserves............................................    13,651
    Unrealized gains/(losses)......................................  (145,759)
    Other, net.....................................................    (1,949)
                                                                    ---------
    Total..........................................................   264,336
                                                                    ---------
   Balance at beginning of year, as adjusted.......................   579,657
                                                                    ---------
   Net income......................................................    98,858
   Net change in unrealized gains/(losses) on investment
    securities.....................................................   216,153
                                                                    ---------
                                                                      315,011
                                                                    ---------
   Balance at end of year.......................................... $ 894,668
                                                                    =========

INVESTMENTS

Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported through a separate component of equity. Interest on debt securities is credited to income as it is earned.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be permanent based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include joint venture real estate partnerships, which are valued on the equity basis, and venture capital limited partnerships, which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of equity.

The Company utilizes various financial instruments, such as interest rate swaps and financial futures, to hedge against interest rate fluctuation. These instruments are recorded using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $44,329 and $40,671 at December 31, 1997 and 1996, respectively. Related depreciation and amortization expense was $8,183, $7,510 and $6,914 for the years ended December 31, 1997, 1996 and 1995, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill amounted to $16,932 and $17,740 at December 31, 1997 and 1996 respectively. Goodwill amortization was $808, $909 and $907 for 1997, 1996 and 1995, respectively.

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk, that include significant surrender charges, are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the Consolidated Income Statements are net of amounts deferred.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

 Participating Traditional Life and Life Contingent Annuity Products

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

 Universal Life Products and Other Annuity Products

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

 Policyholders' Dividends

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1997, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 80%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1997.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with 1997 presentation.

NOTE 2 - INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $1,208 and $1,390 as of December 31, 1997 and 1996, respectively.

                                                  DECEMBER 31, 1997
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
U.S. Treasury securities and U.S.
 Government and agency securities..  $  107,539  $  6,302    $  --    $  113,841
States and political subdivisions..      12,085       569       --        12,654
Foreign governments................      20,397     3,049       --        23,446
Corporate securities...............   2,854,234   218,145     6,748    3,065,631
Mortgage and other asset-backed se-
 curities..........................   2,133,758    76,160       757    2,209,161
                                     ----------  --------    ------   ----------
Total bonds........................   5,128,013   304,225     7,505    5,424,733
Redeemable preferred stocks........       3,085       --        166        2,919
                                     ----------  --------    ------   ----------
 TOTAL.............................  $5,131,098  $304,225    $7,671   $5,427,652
                                     ==========  ========    ======   ==========

                                                  DECEMBER 31, 1996
                                     -------------------------------------------
                                                  GROSS      GROSS    ESTIMATED
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
U.S. Treasury securities and U.S.
 Government and agency securities..  $   42,928  $    653   $    --   $   43,581
States and political subdivisions..         477        21       --           498
Foreign governments................      20,333     2,038       --        22,371
Corporate securities...............   2,819,418   134,505    11,911    2,942,012
Mortgage and other asset-backed se-
 curities..........................   2,192,353    27,135    16,471    2,203,017
                                     ----------  --------   -------   ----------
Total bonds........................   5,075,509   164,352    28,382    5,211,479
Redeemable preferred stocks........       3,575       --        266        3,309
                                     ----------  --------   -------   ----------
 TOTAL.............................  $5,079,084  $164,352   $28,648   $5,214,788
                                     ==========  ========   =======   ==========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following tables summarize the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, by contractual maturity.

                                                            DECEMBER 31, 1997
                                                          ---------------------
                                                          AMORTIZED  ESTIMATED
                                                             COST    FAIR VALUE
                                                          ---------- ----------
Maturity:
Within one year.......................................... $  241,759 $  240,871
After one year through five years........................    606,900    620,792
After five years through ten years.......................    613,951    644,749
After ten years through twenty years.....................    428,492    495,854
After twenty years.......................................  1,103,153  1,213,305
Mortgage and other asset-backed securities...............  2,133,758  2,209,162
                                                          ---------- ----------
 Total bonds.............................................  5,128,013  5,424,733
Redeemable preferred stocks..............................      3,085      2,919
                                                          ---------- ----------
  TOTAL.................................................. $5,131,098 $5,427,652
                                                          ========== ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.8 years.

At December 31, 1997, the Company held $2,209,162 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,961,662 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $247,500. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,810,481 are rated AAA and include $27,854 of interest only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

At December 31, 1997, the largest industry concentration of the Company's portfolio was investments in the finance industry of $734,428, representing 14% of the total debt portfolio.

Effective November 30, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." As a result of adopting this guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized gain of the securities reclassified were $546,834 and $47,348 respectively, at November 30, 1995.

Proceeds during 1997, 1996 and 1995 from sales of available for sale securities were $1,235,274, $927,905 and $1,201,541, respectively. Gross gains and gross losses realized on those sales were $21,799 and $8,990, respectively during 1997, $15,932 and $6,899, respectively during 1996 and $62,216 and $10,201, respectively during 1995. The change in net unrealized gains and losses on debt securities classified as available for sale included as a separate component of equity was $160,850, $(149,259) and $438,883 for 1997, 1996 and 1995,
respectively.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1997 and 1996, debt securities with amortized cost totaling $198,943 and $184,719, respectively, were less than investment grade. At December 31, 1997 and 1996, the Company did not hold any securities which are either in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or are in situations where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem debt securities"). The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1997 and 1996.

EQUITY SECURITIES

During 1997, 1996 and 1995, the proceeds from sales of equity securities amounted to $20,374, $25,413 and $153,985, respectively. The gross gains and gross losses realized on those sales were $975 and $558, $1,369 and $247, and $9,604 and $3,753, for 1997, 1996 and 1995, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

MORTGAGE LOANS

On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $781,564 and a book value of $780,942, the loans were written down to a fair market value of $755,559, and the related reserve of $25,285 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $781,564. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $98 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust.

The Company retained the highest quality classes of certificates with a par value of $715,126 and a fair market value of $734,326 at the time of the securitization. As of December 31, 1997, the par value and fair value of these securities was $570,130 and $597,248, respectively. The Company sold the lowest rated classes of certificates with a par value of $66,438 and a fair market value of $24,838.

The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $171,555 with a related reserve of $21,907 and an estimated fair value of $153,405 on the date of the securitization. Loans which the Company intended to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $99,817 and an estimated net realizable value of $81,310 at the time of the securitization. The writedown of $18,507 was fully offset by a release in mortgage loss reserve. As of December 31, 1997, the Company held $12,368 of these loans. The Company intended to hold mortgage loans with a book value of $71,738 on the date of the securitization, through their remaining terms. As of December 31, 1997, the Company continued to hold $44,428 of these mortgages. The Company discontinued the origination of commercial mortgage loans in 1996.

The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                               1997      1996
                                                              -------  --------
Property Type
Office buildings............................................. $20,012  $ 51,510
Retail.......................................................   7,862    39,090
Dwellings....................................................  25,237    33,540
Other........................................................   3,685     4,174
Valuation allowance..........................................  (3,800)   (3,400)
                                                              -------  --------
 TOTAL....................................................... $52,996  $124,914
                                                              =======  ========

                                                               1997      1996
                                                              -------  --------
Geographic Concentration
Northeast.................................................... $23,313  $ 49,438
Midwest......................................................   5,922    22,920
South........................................................  12,502    20,717
West.........................................................  15,059    35,239
Valuation allowance..........................................  (3,800)   (3,400)
                                                              -------  --------
 TOTAL....................................................... $52,996  $124,914
                                                              =======  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                                                  1997   1996
                                                                 ------ -------
Balance at January 1............................................ $3,400 $47,192
Provision.......................................................    400      --
Charge offs.....................................................     -- (43,792)
                                                                 ------ -------
 BALANCE AT DECEMBER 31......................................... $3,800 $ 3,400
                                                                 ====== =======

As of December 31, 1997 and 1996, the Company's mortgage loan portfolio contained $0 and $15,726, respectively, of loans delinquent over 60 days or in foreclosure. As of December 31, 1997 and 1996, there were no non-income producing mortgage loans for the preceding twelve months.

During 1997, the Company did not restructure the terms of any outstanding mortgages. During 1996, the Company restructured the terms of outstanding mortgages with a carrying value of $4,000. As of December 31, 1997 and 1996, the mortgage loan portfolio included $2,834 and $7,110, respectively, of restructured mortgage loans. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $298 and $893 in 1997 and 1996, respectively. Gross interest income from these loans included in net investment income totaled $262 and $674 in 1997 and 1996, respectively.

At December 31, 1997, the recorded investment in loans that are considered to be impaired was $12,368 that, as a result of write-downs, do not have a valuation allowance. The average recorded investment in impaired loans during the year ended December 31, 1997 was approximately $38,096. During 1997, $1,454 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

REAL ESTATE

The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                1997     1996
                                                               -------  -------
Investment.................................................... $19,999  $33,386
Properties held for sale......................................   7,828   73,260
Less: valuation allowance.....................................  (5,469)  (8,841)
                                                               -------  -------
 TOTAL........................................................ $22,358  $97,805
                                                               =======  =======

At December 31, 1997 and 1996, accumulated depreciation on real estate amounted to $6,498 and $38,781, respectively. Depreciation expense on real estate totaled $5,709, $6,488 and $10,091 for the years ended December 31, 1997, 1996 and 1995, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093. During 1996, the Company wrote down the statement value of this property by $16,000 to its estimated fair value, based on changes in future valuation assumptions.

OTHER

Investments on deposit with regulatory authorities as required by law were $7,106 and $7,085 at December 31, 1997 and 1996, respectively.

As of December 31, 1997 and 1996, the Company's investments included $597,248 and $725,806, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 59% and 86% of equity at December 31, 1997 and 1996, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
NOTE 3 - INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                       1997     1996     1995
                                                     -------- -------- --------
Debt securities..................................... $390,852 $356,669 $331,644
Equity securities...................................    1,371    1,313    2,602
Mortgages...........................................   12,098   62,454   99,109
Real estate.........................................   17,519   24,143   31,661
Policy loans........................................   40,921   40,580   41,762
Short-term investments..............................    2,426    6,052    3,934
Other invested assets...............................   21,268   14,665   18,016
Cash and cash equivalents...........................        2       44       34
                                                     -------- -------- --------
Gross investment income.............................  486,457  505,920  528,762
 Less: Investment expenses..........................   26,251   30,605   38,989
                                                     -------- -------- --------
Investment income, net.............................. $460,206 $475,315 $489,773
                                                     ======== ======== ========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $3,154, $44,164 and $2,463 in 1997, 1996 and 1995, respectively.

                                                      1997      1996     1995
                                                     -------  --------  -------
Debt securities..................................... $12,991  $ 10,412  $51,873
Equity securities...................................     417     1,122    6,652
Mortgage loans......................................     280    (2,821)  (2,799)
Real estate.........................................    (684)  (22,356) (41,617)
Other...............................................    (811)    3,565        3
Amortization of deferred acquisition costs..........  (2,538)       --       --
                                                     -------  --------  -------
Realized gains/(losses)............................. $ 9,655  $(10,078) $14,112
                                                     =======  ========  =======

The following table summarizes the change in unrealized gains and losses for investments carried at fair value for the year ended December 31.

                                                    1997      1996       1995
                                                  --------  ---------  --------
Unrealized Gains/(Losses):
Debt securities.................................. $160,850  $(149,259) $438,883
Equity securities................................      408       (582)    2,340
Other............................................  (14,581)    (1,545)   11,190
                                                  --------  ---------  --------
                                                   146,677   (151,386)  452,413
                                                  --------  ---------  --------
Less:
Deferred policy acquisition costs................  (45,043)    38,324  (116,992)
Deferred income taxes............................  (35,355)    39,851  (119,268)
                                                  --------  ---------  --------
Net change in unrealized gains/(losses).......... $ 66,279  $ (73,211) $216,153
                                                  ========  =========  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 4 - FAIR VALUE INFORMATION:

The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1997 and 1996.

                                      1997                      1996
                            ------------------------- -------------------------
                            CARRYING VALUE FAIR VALUE CARRYING VALUE FAIR VALUE
                            -------------- ---------- -------------- ----------
FINANCIAL ASSETS:
Debt securities
 Available for sale........   $5,427,652   $5,427,652   $5,214,788   $5,214,788
Equity securities
 Common stock..............        3,051        3,051          660          660
 Non-redeemable preferred
  stocks...................        9,451        9,451       16,085       16,085
Mortgage loans.............       52,996       57,224      124,914      131,577
Policy loans...............      642,989      606,681      656,073      634,291
Cash & cash equivalents....       37,064       37,064       37,314       37,314
Short-term investments.....       43,470       43,470       37,515       37,515
Separate account assets....    1,869,094    1,869,094    1,368,384    1,368,384
Other invested assets......       88,928       88,928       94,369       94,369
FINANCIAL LIABILITIES:
Investment-type contracts
 Individual annuities......   $1,225,192   $1,260,639   $1,281,965   $1,317,257
 Guaranteed investment con-
  tracts...................       59,809       61,456      111,224      112,247
 Other group annuities.....      147,061      148,257      161,889      163,524
 Other policyholder funds..    1,541,372    1,541,372    1,498,334    1,498,334
                              ----------   ----------   ----------   ----------
  Total policyholder funds.    2,973,434    3,011,724    3,053,412    3,091,362
Policyholders' dividends
 payable...................       35,273       35,273       35,395       35,395
Separate account
 liabilities...............    1,869,094    1,869,094    1,368,384    1,368,384

The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair value for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates their fair value due to the nature of the contracts. The statement values of other policyholder funds, policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1997 and 1996, the Company had interest rate swaps with aggregate notional amounts equal to $105,000 and $115,000, respectively, with average unexpired terms of 19 and 29 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $5,164 and $0, respectively at December 31, 1997 and $7,605 and $0, respectively, at December 31, 1996. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current credit worthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $155,356 and $0 as of December 31, 1997 and 1996, respectively.

NOTE 5 - INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                               1997      1996
                                                             --------  --------
DEFERRED TAX ASSETS
Future policy benefits...................................... $ 88,172  $ 83,327
Dividend award..............................................   11,970    12,005
Allowances for investment losses............................    3,667     8,411
Employee benefit liabilities................................   27,979    27,113
Other.......................................................   23,467    27,530
                                                             --------  --------
 Total deferred tax asset...................................  155,255   158,386
                                                             --------  --------
DEFERRED TAX LIABILITIES
Deferred acquisition costs..................................  127,495   124,660
Real estate.................................................   (1,261)      299
Unrealized gains............................................   81,553    48,233
Other.......................................................   22,564    20,977
                                                             --------  --------
 Total deferred tax liability...............................  230,351   194,169
                                                             --------  --------
Net deferred tax liability.................................. $ 75,096  $ 35,783
                                                             ========  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                    1997     1996      1995
                                                   -------  -------  --------
Tax expense at 35%................................ $44,442  $26,930  $ 27,096
Increase/(decrease) in income taxes resulting
 from:
 Differential earnings amount.....................   6,942      500     3,878
 Resolution of tax issues.........................      --       --   (57,000)
 Other............................................   2,528      595     4,587
                                                   -------  -------  --------
Federal income tax expense/(benefit).............. $53,912  $28,025  $(21,439)
                                                   =======  =======  ========

As a mutual life insurance company, the Company is subject to Internal Revenue
Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

In 1995, the Company settled various tax issues with the IRS, including an issue surrounding the tax treatment of certain traditional life insurance policy updates. As a result of these settlements, the 1995 federal income tax expense was decreased in the Income Statement by approximately $57,000, which included $22,300 of interest, net of tax.

The Internal Revenue Service has examined the Company's income tax returns through the year 1990 and is currently examining years 1991 through 1994.
Management believes that an adequate provision has been made for potential assessments.

NOTE 6 - BENEFIT PLANS:

The Company maintains qualified and non-qualified defined benefit pension plans covering substantially all of its employees. The plans are non-contributory and provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined by using the Projected Unit Credit
Method. The total pension expense related to these plans amounted to $5,917, $5,963 and $5,054 in 1997, 1996 and 1995, respectively.

The Company's funding policy for its qualified defined benefit plans is to contribute an amount between the minimum required contribution and the maximum deductible amount in accordance with the Internal Revenue Code. The following table summarizes the components of net periodic pension cost for the Company's qualified defined benefit plans:

                                                    1997     1996      1995
                                                   -------  -------  --------
Service cost...................................... $ 2,161  $ 2,506  $  1,827
Interest cost on projected benefit obligation.....   4,050    3,540     2,909
Actual return on assets...........................  (4,925)  (3,095)   (5,515)
Net amortization and deferrals....................   2,367      919     3,736
                                                   -------  -------  --------
Net periodic pension cost......................... $ 3,653  $ 3,870  $  2,957
                                                   =======  =======  ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table summarizes the funded status of the Company's qualified defined benefit plans:

                                                     1997      1996      1995
                                                   --------  --------  --------
Actuarial present value of benefit obligation:
 Vested..........................................  $ 44,964  $ 32,572  $ 29,744
 Non-vested......................................       924       935       763
                                                   --------  --------  --------
Accumulated benefit obligation...................    45,888    33,507    30,507
Provision for future salary increases............    16,769    15,162    17,147
                                                   --------  --------  --------
Projected benefit obligation.....................    62,657    48,669    47,654
Plan assets at fair value........................   (42,783)  (37,938)  (34,067)
                                                   --------  --------  --------
Projected benefit obligation in excess of plan
 assets..........................................    19,874    10,731    13,587
Unrecognized prior service cost..................      (178)     (203)     (228)
Unrecognized net (gain) loss from past
 experience......................................    (9,605)   (2,430)   (6,859)
Unrecognized net asset obligation at transition..    (1,288)   (1,609)   (1,931)
                                                   --------  --------  --------
Accrued pension cost at December 31..............  $  8,803  $  6,489  $  4,569
                                                   ========  ========  ========

The assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                     1997      1996      1995
                                                   --------  --------  --------
Discount rate....................................     7.00%     7.50%     7.00%
Expected long-term rate of return on plan assets.     8.00%     8.00%     8.00%
Salary scale.....................................     5.50%     5.50%     5.50%

The qualified defined benefit pension plan's assets are held in trust and administered under a participatory group annuity contract issued by the Company with assets invested in various separate accounts of the Company. A non-participatory annuity contract issued by the Company funds benefits accrued prior to 1986.

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. At December 31, 1997, 1996 and 1995, the expense recognized for these plans was $8,345, $6,092 and $5,083, respectively. The estimated fair value of the defined contribution plans' assets were $229,378, $201,679 and $176,832, respectively.

The Company also provides certain medical, life insurance and other welfare benefits (postretirement benefits) for retired employees and full-time agents. Substantially all employees and full-time agents become eligible for these benefits if they reach retirement age while working for the Company and have at least 10 years of service. Employees retiring after January 1, 1993 receive a defined dollar benefit under the medical plan. The Company continues to fund postretirement benefit costs on a pay-as-you-go basis.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's Consolidated Balance Sheet and Income Statements at December 31.

                                                     1997     1996     1995
                                                    -------  -------  -------
Actuarial present value of accumulated
 postretirement benefit obligation:
 Retirees.......................................... $22,638  $21,301  $32,473
 Fully eligible active plan participants...........   2,707    2,547    2,826
 Other active plan participants....................   6,068    5,710    5,672
                                                    -------  -------  -------
  Total............................................  31,413   29,558   40,971
Plan assets at fair value..........................      --       --       --
                                                    -------  -------  -------
Accumulated postretirement benefits obligation in
 excess of plan assets.............................  31,413   29,558   40,971
Unrecognized prior service cost....................      --       --       --
Unrecognized net gain from past experience.........  13,730   16,261    5,129
                                                    -------  -------  -------
Accrued postretirement benefits cost............... $45,143  $45,819  $46,100
                                                    =======  =======  =======
Net periodic postretirement benefits cost includes
 the following components:
 Service cost......................................     393      434      355
 Interest cost on accumulated postretirement bene-
  fits obligation..................................   2,182    2,206    2,910
 Actual return on assets...........................      --       --       --
 Net amortization and deferral.....................  (1,060)    (815)    (573)
                                                    -------  -------  -------
Net periodic postretirement benefits cost.......... $ 1,515  $ 1,825  $ 2,692
                                                    =======  =======  =======

At December 31, 1997, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1998, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.00% at December 31, 1997. At December 31, 1996, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1997, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.5% at December 31, 1996. At December 31, 1995, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9.0% in 1996, grading to 5.0% in the year 2004. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1995.

If the health care cost trend rate was increased by one percentage point for each future year, the accumulated postretirement benefit obligation as of December 31, 1997 would increase by $1,948. The effect of this change on the sum of the service cost and interest cost, before taxes, would be an increase of $136.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

NOTE 7 - REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectable. The table below highlights the amounts shown in the accompanying financial statements.

                                               ASSUMED    CEDED TO
                                     GROSS    FROM OTHER   OTHER        NET
                                    AMOUNT    COMPANIES  COMPANIES    AMOUNT
                                  ----------- ---------- ---------- -----------
DECEMBER 31, 1997:
Life Insurance in Force.......... $31,027,764 $5,217,856 $4,620,599 $31,625,021
Premiums.........................     190,754     11,189      6,723     195,220
Benefits.........................     330,432     14,293     26,916     317,809
Reserves.........................   5,741,456      1,993     59,322   5,684,127
DECEMBER 31, 1996:
Life Insurance in Force.......... $30,057,996 $5,420,951 $3,186,567 $32,292,380
Premiums.........................     196,897     12,745      9,821     199,821
Benefits.........................     293,270     16,466     16,808     292,928
Reserves.........................   5,833,970      2,063     56,632   5,779,401

During 1995, the Company had gross premiums of $184,362, assumed premiums of $13,453 and ceded premiums of $9,908 and gross benefits of $303,911, assumed benefits of $13,265 and ceded benefits of $14,700.

Reinsurance receivables with a carrying value of $50,617 and $50,522 were associated with a single reinsurer at December 31, 1997 and 1996, respectively.

During 1995, the Company recaptured the portion of its disability income business that was previously reinsured under a quota share and excess reinsurance agreement with the Monarch Life Insurance Company ("Monarch"). As a result of this recapture, approximately $21,200 of cash and policyholder reserves were transferred to the Company from Monarch.

NOTE 8 - COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1997, the Company had outstanding commitments totaling $38,326 relating to these investment activities. The fair value of these commitments approximates the face amount.

NOTE 9 - STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 1997 and 1996 was $435,861 and $379,774, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1997, 1996 and 1995, was $63,615, $25,905 and $729, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)
NOTE 10 - BUSINESS SEGMENT INFORMATION:
The operations of the Company are conducted principally through two business units: Insurance and Broker-Dealer. The insurance operations offer a diverse portfolio of life insurance products and both individual and group annuity products. The Broker-Dealer operations provide broad financial and investment services.

Assets are held directly by each business unit in amounts necessary to both fund liabilities and to provide a margin to cover business risks.

The table below summarizes the information concerning the business units:

                                                    YEAR ENDED DECEMBER 31,
                                                --------------------------------
                                                   1997       1996       1995
                                                ---------- ---------- ----------
REVENUES
Insurance...................................... $  778,179 $  765,210 $  803,276
Broker-Dealer..................................    291,156    241,809    201,037
                                                ---------- ---------- ----------
 TOTAL......................................... $1,069,335 $1,007,019 $1,004,313
                                                ========== ========== ==========
PRETAX INCOME
Insurance...................................... $   84,722 $   43,765 $   53,337
Broker-Dealer..................................     42,255     33,178     24,082
                                                ---------- ---------- ----------
 TOTAL......................................... $  126,977 $   76,943 $   77,419
                                                ========== ========== ==========
                                                    DECEMBER 31,
                                                ---------------------
                                                   1997       1996
                                                ---------- ----------
IDENTIFIABLE ASSETS
Insurance...................................... $8,784,570 $8,259,309
Broker-Dealer..................................    582,308    497,739
                                                ---------- ----------
 TOTAL......................................... $9,366,878 $8,757,048
                                                ========== ==========

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------
SAMPLE MINIMUM INITIAL PREMIUMS
  The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with the Basic Death Benefit indicated. The table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

                                             BASIC               MINIMUM              BASE
     ISSUE AGE          SEX OF               DEATH               INITIAL             MONTHLY
     OF INSURED         INSURED             BENEFIT              PREMIUM             PREMIUM
  ------------------------------------------------------------------------------------------
         25                 M               $ 50,000             $ 48.00             $ 24.00
  ------------------------------------------------------------------------------------------
         30                 F               $ 75,000             $ 76.40             $ 38.20
  ------------------------------------------------------------------------------------------
         35                 M               $ 75,000             $108.40             $ 54.20
  ------------------------------------------------------------------------------------------
         40                 F               $100,000             $155.00             $ 77.50
  ------------------------------------------------------------------------------------------
         45                 M               $100,000             $227.86             $113.93
  ------------------------------------------------------------------------------------------
         50                 F               $100,000             $242.52             $121.26
  ------------------------------------------------------------------------------------------
         55                 M               $100,000             $376.16             $188.08
  ------------------------------------------------------------------------------------------
         60                 F               $ 75,000             $297.76             $148.88
  ------------------------------------------------------------------------------------------
         65                 M               $ 75,000             $491.62             $245.81
  ------------------------------------------------------------------------------------------
         70                 F               $ 50,000             $352.78             $176.39
  ------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------
SAMPLE MAXIMUM SURRENDER CHARGE PREMIUMS PER $1,000 OF INITIAL SPECIFIED AMOUNT

                             MALE                                            FEMALE
  --------------------------------------------------------------------------------------------------
     AGE           NONSMOKER                 SMOKER                 NONSMOKER                 SMOKER
  --------------------------------------------------------------------------------------------------
      35              8.67                   10.31                     7.51                    8.80
  --------------------------------------------------------------------------------------------------
      40             10.84                   12.99                     9.30                   10.92
  --------------------------------------------------------------------------------------------------
      45             13.67                   16.45                    11.58                   13.56
  --------------------------------------------------------------------------------------------------
      50             17.45                   20.98                    14.55                   16.91
  --------------------------------------------------------------------------------------------------
      55             22.57                   26.99                    18.47                   21.26
  --------------------------------------------------------------------------------------------------
      60             29.57                   34.91                    23.82                   27.07
  --------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------
ADMINISTRATIVE SURRENDER CHARGES PER $1,000

              ATTAINED AGE OF                        CHARGE PER EACH $1,000 OF
           INSURED ON POLICY DATE                    INITIAL SPECIFIED AMOUNT
  ----------------------------------------------------------------------------
                    0-9                                        $1.00
  ----------------------------------------------------------------------------
                   10-19                                       $2.00
  ----------------------------------------------------------------------------
                   20-29                                       $3.00
  ----------------------------------------------------------------------------
                   30-39                                       $4.00
  ----------------------------------------------------------------------------
                   40-49                                       $5.00
  ----------------------------------------------------------------------------
                   50-59                                       $6.00
  ----------------------------------------------------------------------------
                  60-over                                      $7.00
  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------
APPLICABLE PERCENTAGES

     ATTAINED AGE          PERCENTAGE               ATTAINED AGE               PERCENTAGE
  ---------------------------------------------------------------------------------------
         0-40                 250                        61                       128
  ---------------------------------------------------------------------------------------
          41                  243                        62                       126
  ---------------------------------------------------------------------------------------
          42                  236                        63                       124
  ---------------------------------------------------------------------------------------
          43                  229                        64                       122
  ---------------------------------------------------------------------------------------
          44                  222                        65                       120
  ---------------------------------------------------------------------------------------
          45                  215                        66                       119
  ---------------------------------------------------------------------------------------
          46                  209                        67                       118
  ---------------------------------------------------------------------------------------
          47                  203                        68                       117
  ---------------------------------------------------------------------------------------
          48                  197                        69                       116
  ---------------------------------------------------------------------------------------
          49                  191                        70                       115
  ---------------------------------------------------------------------------------------
          50                  185                        71                       113
  ---------------------------------------------------------------------------------------
          51                  178                        72                       111
  ---------------------------------------------------------------------------------------
          52                  171                        73                       109
  ---------------------------------------------------------------------------------------
          53                  164                        74                       107
  ---------------------------------------------------------------------------------------
          54                  157                      75-90                      105
  ---------------------------------------------------------------------------------------
          55                  150                        91                       104
  ---------------------------------------------------------------------------------------
          56                  146                        92                       103
  ---------------------------------------------------------------------------------------
          57                  142                        93                       102
  ---------------------------------------------------------------------------------------
          58                  138                        94                       101
  ---------------------------------------------------------------------------------------
          59                  134                        95                       100
  ---------------------------------------------------------------------------------------
          60                  130
  ---------------------------------------------------------------------------------------

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     The undersigned Registrant represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

       UNDERTAKING PURSUANT TO RULE 484 UNDER THE SECURITIES ACT OF 1933

     Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed in April 1990 (File No. 2-77283).

     Pennsylvania law (15 Pa. C.S.A. (S)(S) 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

     Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Registrant represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.


                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.
The prospectuses consisting of 76 pages and 77 pages, respectively. Undertaking to file reports.
Rule 484 Undertaking.
Section 26(e)(2)(A) Representation.
The signatures.

Written consents of the following persons:
(a)  Ernst & Young, LLP
(b)  Coopers & Lybrand LLP
(c)  Morgan, Lewis & Bockius LLP

The following exhibits:

1. Copies of all exhibits which would be required by paragraph A of the instructions as to exhibits in Form N-8B-2 if a Registration Statement on that Form were currently being filed.

A(1)  (a)   Resolution of the Board of Trustees of The Penn Mutual Life
            Insurance Company establishing the Penn Mutual Variable Life Account
            I./a/

      (b) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I./b/

A(2)  Not Applicable.
A(3)  (a)   Distribution Agreement between The Penn Mutual Life Insurance
            Company and Hornor, Townsend & Kent./a/

      (b) Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc./c/

      (c)   Agent's Agreement./c/

      (d)   Broker-Dealer Selling Agreement./a/

      (e) Companion Broker-Dealer Selling Agreement and Corporate Insurance Agent Selling Agreement./a/

      (f)    Schedule of Sales Commissions./j/

A(4)  Not Applicable

A(5)  (a)    Specimen Flexible Premium Adjustable Variable Life Insurance
             Policy./d/

      (b)    Additional Insured Term Insurance Agreement Rider./d/

      (c)    Children's Term Insurance Agreement Rider./d/

      (d)    Accidental Death Benefit Agreement Rider./d/

      (e) Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider./d/

      (f)    Disability Waiver of Monthly Deduction Agreement Rider./d/

      (g)    Guaranteed Continuation of Policy Agreement Rider./d/

      (h)    Guaranteed Option to Increase Specified Amount Agreement Rider./d/

      (i)    Supplemental Term Insurance Agreement Rider./d/

      (j) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (revised)./e/

      (k)    Flexible Periodic Supplemental Term Insurance Agreement Rider.(?)

A(6)  (a)    Charter of the Penn Mutual Life Insurance Company (May 1983)./f/

      (b) By-laws of The Penn Mutual Life Insurance Company, as amended through December 8, 1989./g/

A(7)  Not Applicable.
A(8)  (a)    Agreement between The Penn Mutual Life Insurance Company and Penn
             Series Funds, Inc./h/

      (b)(1) Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust./e/

      (b)(2) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company./i/

      (b)(3) Amendment to Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust./j/

      (c) Agreement between The Penn Mutual Life Insurance Company and TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc. effective May 1, 1997.)/c/

      (d) Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund./h/

      (e) Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. /h/

      (f) Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc./j/

A(9)  Not applicable.
A(10) (a)    Application Form for Flexible Premium Adjustable Life Insurance./d/

      (b) Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance./d/

      A(11) Memorandum describing issuance, transfer and redemption procedures.*

2. Opinion and consent of C. Ronald Rubley, Esq. as to the legality of the securities being registered./b/

3. Opinion and consent of Peter R. Schaefer, FSA, MAAA as to actuarial matters pertaining to the securities being registered.*

4.    (a) Consent of Ernst & Young, LLP*
      (b) Consent of Coopers & Lybrand LLP*
      (c) Consent of Morgan, Lewis & Bockius LLP*

5. Powers of Attorney of Robert E. Chapell, James A. Hagen, Phillip E. Lippincott, John F. McCaughan, Alan B. Miller, Daniel J. Toran, Norman T. Wilde, Jr., Wesley S. Williams, Jr. and Nancy S. Brodie/i/

      Powers of Attorney of Messrs. Notebaert and Rock*

---------------------

*     Filed herewith.

/a/ Filed as an exhibit incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-11883) for Penn Mutual Variable Life Account I filed on February 10, 1987.

/b/ Filed as exhibit and incorporated herein by reference to Post-Effective Amendment No. 3 to this Form S-6 Registration Statement for Penn Mutual Variable Life Account I filed on April 26, 1995.

/c/ Filed as an exhibit incorporated herein by reference to Pre-Effective Variable Life Account I filed on March 22, 1993.

/d/ Filed as an exhibit and incorporated herein by reference to this Form S-6 Registration for Penn Mutual Variable Life Account Statement I filed on November 17, 1992.

/e/ Filed as an exhibit and incorporated herein by reference to Post-Effective Amendment No. 2 to this Form S-6 Registration Statement for Penn Mutual Variable Life Account I filed on March 1, 1995.

/f/ Filed as an exhibit and incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 (File No. 2-77283) filed in April 1988.

/g/ Filed as an exhibit and incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 (File No. 2-77283) filed on April 30, 1990.

/h/ Filed as an exhibit and incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form S-6 (File No. 3-87276) filed on April 13, 1995.

/i/ Filed as an exhibit and incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-87276) for Penn Mutual Variable Life Account I filed on April 29, 1996.

/j/ Filed as an exhibit and incorporated herein by reference to Post-Effective Amendment No. 4 to this Form S-6 Registration Statement for Penn Mutual Variable Life Account I filed on April 18, 1997.

/k/ Filed as exhibits and incorporated herein by reference to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 29, 1997.

                                  SIGNATURES

          On its behalf and on behalf of Penn Mutual Variable Life Account I, pursuant to the requirements of the Securities Act of 1933, The Penn Mutual Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham and the Commonwealth of Pennsylvania, on the 17th day of April, 1998.

[SEAL]                        The Penn Mutual Life Insurance Company
                              on its behalf and on behalf of Penn Mutual
                              Variable Life Account I


Attest: /s/ LAURA M. RITZKO   By:   /s/ ROBERT E. CHAPPELL
        -------------------       -------------------------------------------
                                    Robert E. Chappell
                                    Chairman of the Board of Trustees
                                    and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 1998.

Signature                                  Title
---------                                  -----

/s/ ROBERT E. CHAPPELL                     Chairman of the Board of Trustees
------------------------------             and Chief Executive Officer
     Robert E. Chappell


/s/ NANCY S. BRODIE                        Executive Vice President
------------------------------             and Chief Financial Officer
     Nancy S. Brodie

JULIA CHANG BLOCH                          Trustee

*JAMES A. HAGEN                            Trustee

*PHILIP E. LIPPINCOTT                      Trustee

*JOHN F. McCAUGHAN                         Trustee

*ALAN B. MILLER                            Trustee

*EDMOND F. NOTEBAERT                       Trustee

*ROBERT H. ROCK                            Trustee

*DANIEL J. TORAN                           Trustee

*NORMAN T. WILDE, JR.                      Trustee

*WESLEY S. WILLIAMS, JR.                   Trustee


*By /s/ ROBERT E. CHAPPELL
    -----------------------------------------------
        Robert E. Chappell, attorney-in-fact

                                 Exhibit Index
                                 -------------


Ex-99.B3.     Opinion and Consent of Peter R. Schaefer, FSA, MAAA

Ex-99.B4.(a)  Consent of Ernst & Young, LLP

Ex-99.B4.(b)  Consent of Coopers & Lybrand LLP

Ex-99.B4.(c)  Consent of Morgan, Lewis & Bockius LLP

Ex-99.B5.     Powers of Attorney of Messrs. Edmond F. Notebaert and Robert
               H. Rock